[Translation]





                        SECURITIES REGISTRATION STATEMENT


                            ANNUAL SECURITIES REPORT

                               (the Fortieth Term)
                              From: January 1, 2000
                              To: December 31, 2000



                 AMENDMENT TO SECURITIES REGISTRATION STATEMENT











                              VANGUARD INDEX FUNDS

                         - VANGUARD SMALL CAP INDEX FUND

                                     (2454)

[Translation]







                        SECURITIES REGISTRATION STATEMENT










                              VANGUARD INDEX FUNDS

                         - VANGUARD SMALL CAP INDEX FUND

                                     (2454)

                        SECURITIES REGISTRATION STATEMENT

To: Director of Kanto Local Finance Bureau
                                          Filing Date of SRS: June 14, 2001

Name of the Registrant Trust:             VANGUARD INDEX FUNDS -
                                           VANGUARD SMALL CAP INDEX FUND

Name of Trustees:                         John J. Brennan,
                                          Trustee

Address of Principal Office:              100 Vanguard Boulevard,
                                          Malvern, Pennsylvania 19355
                                          U.S.A.

Name and Title of Registration Agent:     Ken Miura
                                          Attorney-at-Law
                                          Signature [Ken Miura]
                                          -----------------------------------
                                                   (Seal)

Address or Place of Business              Kasumigaseki Building, 25th Floor
                                          2-5, Kasumigaseki 3-chome
                                          Chiyoda-ku, Tokyo

Name of Liaison Contact:                  Teruyo Oyamada
                                          Nobuhiko Shimose
                                          Attorney-at-Law

Place of Liaison Contact:                 Hamada & Matsumoto
                                          Kasumigaseki Building, 25th Floor
                                          2-5, Kasumigaseki 3-chome
                                          Chiyoda-ku, Tokyo

Phone Number:                             03-3580-3377


                    Public Offering or Sale for Registration
                    ----------------------------------------

Name of the Fund Making Public            VANGUARD INDEX FUNDS
 Offering of Foreign -                     VANGUARD SMALL CAP INDEX FUND
 Investment Fund Securities:

Type and Aggregate Amount of Foreign      Registered Shares with par value
                                           $0.001 per  Share
Investor Shares                           Shares of Vanguard Small-Cap Index
                                           Fund will be offered.

                                          Vanguard Small-Cap Index Fund
                                          Up to 41,220,000 Shares

Investment Fund Securities to be Publicly Vanguard Small-Cap Index Fund
Offered:                                  In respect of 41,220,000  Shares,  up
                                          to the total amount
                                          aggregating  the amounts  calculated
                                          by  multiplying  the respective
                                          approximate  issue  price  per  Share
                                          by the respective number of Shares
                                          (The   approximate   of   the   limit:
                                          U.S.$807.5   million
                                          (approximately(Y)99.8 billion))

Note 1: The total amount of issue price during Offering Period is an amount calculated by multiplying the net asset value per Share of the Fund as of the end of April 2001 ($19.59) (US$ shall be referred to as "$" hereinafter) by the number of Shares to be subscribed in Japan (41,220,000).

Note 2: The Yen  amount is  translated  for  convenience  at the rate of $1.00 =
     (Y)123.55 (the mean of the exchange rate quotations by The Bank of Tokyo - Mitsubishi, Ltd. for buying and selling spot Dollars by telegraphic transfer against Yen on April 27, 2001). The same applies hereafter.


               Places where a copy of this Securities Registration
                  Statement is available for Public Inspection

                                 Not applicable.

(Total number of pages of this Securities Registration Statement in Japanese is 7 including front and back pages.)

                                 C O N T E N T S
                                 ---------------

                                                     Japanese       This
                                                     Original       English
                                                                    Translation


PART I.  INFORMATION CONCERNING SECURITIES               1               1
          FOREIGN INVESTMENT TRUST SECURITIES

PART II. INFORMATION CONCERNING ISSUER                   3               6
I.       DESCRIPTION OF THE FUND                         3               6
II.      OUTLINE OF THE TRUST                            3               6
III.     OUTLINE OF THE OTHER RELATED COMPANIES          3               6
IV.      FINANCIAL CONDITIONS OF THE FUND                3               6
V.       SUMMARY OF INFORMATION CONCERNING
          FOREIGN INVESTMENT FUND SECURITIES             3               6
VI.      MISCELLANEOUS                                   3               6

PART III.SPECIAL INFORMATION                             4               7
I.       OUTLINE OF THE SYSTEM OF INVESTMENT
          TRUSTS IN DELAWARE                             4               7
II.      FORM OF FOREIGN INVESTMENT
          FUND SECURITIES                                9              20

PART I.  INFORMATION CONCERNING SECURITIES
          FOREIGN INVESTMENT TRUST SECURITIES
1.       NAME OF FUND:              Vanguard Index Funds - VANGUARD SMALL
                                     CAP INDEX FUND (hereinafter
                                     referred to as the "Fund")

2.       NATURE OF FOREIGN           Investor Shares (hereinafter referred to as
          INVESTMENT FUND SECU-       the "Shares")
          RITIES CERTIFICATES:       Registered Shares with par value $0.001 per
                                    Share.
                                    Shares of Fund

                                    No rating has been acquired.

3.     NUMBER OF SHARES             Vanguard Small-Cap Index Fund
       TO BE OFFERED FOR            Up to 41,220,000 Shares
       SALE (IN JAPAN):

4.     TOTAL AMOUNT OF              Vanguard Small-Cap Index Fund
       OFFERING PRICE:              In respect of 41,220,000  Shares,  up to the
                                    total amount  aggregating the amounts
                                    calculated by multiplying the respective
                                    issue price per Share by the respective
                                    number of Shares
                                    (The  approximate   amount  of  the  limit:
                                      U.S.$807.5  million
                                     (approximately(Y)99.8 billion))

Note 1: The total amount of issue price during Offering Period is an amount calculated by multiplying the net asset value per Share of the Fund as of the end of April 2001 ($19.59) (US$ shall be referred to as "$" hereinafter) by the number of Shares to be subscribed in Japan (41,220,000 shares).

Note 2: The Yen  amount is  translated  for  convenience  at the rate of $1.00 =
     (Y)123.55 (the mean of the exchange rate quotations by The Bank of Tokyo - Mitsubishi, Ltd. for buying and selling spot U.S. Dollars by telegraphic transfer against Yen on April 27, 2001). The same applies hereafter.

Note 3: Since Shares are denominated in U.S. Dollars, the amounts appearing hereafter are all Dollar amounts unless otherwise specifically indicated.

Note 4: In this document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the "total column" is not equal to the aggregate amount. Also, translation into Yen is made simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this document, there are cases in which Japanese Yen figures for the same information differ from each other.

5.     ISSUE PRICE:                 The  Net  Asset  Value  per  Share  to be
                                    calculated  on a  Fund Business Day
                                    immediately  after an  application  for
                                    purchase is received by the Fund.

6.     FUND BUSINESS DAY            A day on which the New York Stock Exchange
                                    is open for business.

7.     SALES CHARGE:                None.

8.     ACCOUNT ADMINISTRATION FEE:  Account Administration Fee at an annual rate of 0.70% multiplied by the Shareholder's average account balance shall be assessed upon each Shareholder quarterly in arrears. For Shareholder accounts which are redeemed partially or in full prior to the end of the quarter, the Account Administration Fee shall be charged in proportion to the period in which such shareholder holds the shares and assessed at the time of each redemption. Quarterly assessments shall be net of any fees charged for partial redemptions during the quarter.


9.     MINIMUM AMOUNT OR            Vanguard Small-Cap Index Fund
       NUMBER OF SHARES:            Minimum  shares to open an  account  shall
                                    be 50 shares and integral multiples of 5 shares. Ongoing purchases shall be made in increments of 5 shares.

10.    PERIOD OF                    From:July 2, 2001 (Monday)
       SUBSCRIPTION:                To:  June 28, 2002 (Friday)
                                    Provided that the subscription is handled only on a Fund Business Day when sales handling companies are open for business in Japan, with the exception of a day in which the next business day is a national holiday in Japan.

11.    DEPOSIT FOR SUBSCRIPTION:    None


12.    PLACE OF SUBSCRIPTION:       Monex, Inc.
                                    Takebashi Yasuda Building 2F,
                                    3-13, Kanda-Nishiki-cho, Chiyoda-ku, Tokyo
                                    (the "Distributor" or "Sales Handling
                                    Company")

Note: The subscription is handled at the head office and the branch offices in Japan of the above-mentioned Sales Handling Company and online.

13.    DATE AND PLACE               Investors shall pay the Offering Price to
       OF PAYMENT:                  the Distributors in Japan within four (4)
                                    business days in Japan from and including the day when the Distributors in Japan confirm the execution of the application
                                    (the "Trade Day"). (See page 34.) The total issue price for each application day for subscription will be transferred in U. S.
                                    Dollars by each Distributor in Japan to the Fund's custodian within 1 Fund Business Day after the subscription date("Payment Date").

14.    OUTLINE OF UNDERWRITING, ETC.:
(A) The Distributor in Japan undertakes to sell the Shares in accordance with an agreement dated August 2, 2000, as amended with The Vanguard Group, Inc. in connection with the sale of the Shares in Japan.

(B) During the public offering period, each Distributor in Japan will execute or forward the purchase orders and repurchase requests of the Shares received directly to the Fund's Transfer Agent.

Note: Sales Handling Company means a securities agent company and/or registration agent financial institution which shall conclude the agreement with a distributor concerning agency business of Shares of the Fund, act as agent for a distributor for subscription or redemption of Shares of the Fund from investors and handle the business, etc. concerning receipt of subscription money from investors or payment of redemption proceeds to investors, etc.

(C)  The Fund has appointed Monex, Inc. as the Agent Company in Japan.

Note: "The Agent Company" shall mean a sales handling company who is a member of the Japan Securities Dealers Association ("JSDA") which, under a contract made with a foreign issuer of investment securities, makes public the net asset value per Share and submits or forwards the financial reports or other documents to JSDA and other Sales and Repurchase Handling Companies rendering such other services.

15.    MISCELLANEOUS:

(A)  Method of Subscription:
          Investors who subscribe for Shares shall enter with the Distributor or Sales Handling Company an agreement concerning the foreign securities transactions. For this purpose, the Sales Handling Company shall deliver to investors an Agreement of Foreign Securities Transactions Account and investors shall submit to the Sales Handling Company an Application for opening of Transactions Account opened in accordance with such Agreement.

          The subscription amount shall be paid in Yen in principal and the Yen exchange rate shall be the rate to be determined by the Sales Handling Company based on the foreign exchange rate of the foreign exchange market in Tokyo on the Trade Day of each application.
          No interest accrues on the subscription money.
          The subscription amount shall be paid in U.S. Dollars to the Fund's Custodian by each Distributor on the Payment Date.

(B)  Offerings other than in Japan:
          In parallel with the Offering, Investor Shares are offered in the United States of America.

PART II. INFORMATION CONCERNING THE ISSUER

   I.  DESCRIPTION OF THE FUND
          Same as I. DESCRIPTION OF THE FUND of the Annual Securities Report set forth below (the Annual Securities Report mentioned below, from page 1 to page 26)

  II.  OUTLINE OF THE TRUST
          Same as II. OUTLINE OF THE TRUST of the Annual Securities Report set forth below (Ditto, from page 27 to page 30)

 III.  OUTLINE OF THE OTHER RELATED COMPANIES
          Same as III. OUTLINE OF THE OTHER RELATED COMPANIES of the Annual Securities Report set forth below (Ditto, from page 31 to page 32)

  IV.  FINANCIAL CONDITIONS OF THE FUND
          Same as IV. FINANCIAL CONDITIONS OF THE FUND of the Annual Securities Report set forth below (Ditto, from page 33 to page 177)

  V. SUMMARY OF INFORMATION CONCERNING THE EXERCISE OF RIGHTS BY HOLDERS OF FOREIGN INVESTMENT TRUST SECURITIES
          Same as V. SUMMARY OF INFORMATION CONCERNING THE EXERCISE OF RIGHTS BY
          HOLDERS  OF  FOREIGN   INVESTMENT   TRUST  SECURITIES  of  the  Annual
          Securities Report set forth below (Ditto, page 178)

  VI.  MISCELLANEOUS
          The following documents concerning the Fund have been filed with Director of Kanto Local Finance Bureau of the Ministry of Finance of Japan.
             August 4, 2000:      Securities Registration Statement
             August 15, 2000 Amendment to Securities Registration Statement September 11, 2000 Amendment to Securities Registration Statement

PART III. SPECIAL INFORMATION

I.        OUTLINE OF THE SYSTEM OF INVESTMENT TRUSTS IN DELAWARE
     A. Outline of the Investment Trusts in Delaware
          Delaware business trusts are governed by Chapter 38 of the Delaware Code. See Section I.1.(3) a. of the Annual Securities Report mentioned below for a summary of the provisions contained in Chapter 38. To create a trust, a certificate of trust is filed with the Secretary of State of the State of Delaware. Delaware business trusts are a common organizational form for U.S. registered management investment companies.

     B. The  System of Mutual  Funds  created  as  Delaware  Business  Trusts in
     Delaware
          A  Delaware   business  trust  is  in  the  widest  sense  a  business
     organization like a corporation or partnership. It can issue shares (beneficial holdings) which may be freely transferred; the holders of such shares may receive dividends out of the income of the trust; and the management is separate from the ownership of each organization. Except to the extent otherwise provided in the governing instrument of a Delaware business trust, the business and affairs of a Delaware business trust shall be managed by or under the direction of its trustees. See section 3806 of the Delaware Business Trust Act.

          Additionally, as a registered investment company (mutual fund), a Delaware business trust is regulated by the 1940 Act and other related U.S. federal and state laws. As long as a Delaware business trust operates as a registered mutual fund, the shareholders of the trust derive certain rights and protections under the U.S. federal securities laws. Such U.S. federal laws prohibit all false and misleading statements or omissions of material facts from the contents of the mutual fund's registration statement filed with the SEC. Further, various securities laws contain similar prohibitions in connection with the offer, sale and advertising of mutual funds.

          (1) Formation of a Delaware Business Trust

          A Delaware business trust is created by a trust instrument ("Declaration") and the filing of a certificate of trust pursuant to section 3810 of the Delaware Business Trust Act. Property of the trust is transferred to the trustees in accordance with the Declaration, and the trustees manage and operate the trust for the benefit of the beneficial shareholders, whose shares may be freely transferred.

          A  Declaration  generally  contains  such  matters  as the name of the trust,  purpose,  compensation  to be  paid  to the  trustees,  powers  and responsibilities of the trustees, shareholder meetings, rights of shareholders, payment of dividends, redemption of shares, period and termination of the trust, and the governing law of the trust.

          To become a registered mutual fund, a registration statement must be filed with the SEC under the Securities Act of 1933 and an election must be made under the 1940 Act.

          (2) Issuance of Shares
          In order to issue mutual fund shares, a fund must have a prospectus which contains various items of disclosure relating to the fund and its shares, such as: the fees associated with a purchase of the fund's shares, financial information about the fund for the past five years (or for the length of time the fund has been in operation), the fund's objectives and policies, any investment restrictions, the price at which shares may be purchased, the method by which shareholders may purchase and redeem shares, dividend and tax information relating to the ownership of shares, descriptions of the fund's management and expenses paid by the fund, a description of the fund's shares and any other information the fund desires to provide potential shareholders. The regulations regarding the issuance of a mutual fund's shares are the U.S. federal securities laws, Blue Sky laws and various sections of the Internal Revenue Code. The shares may not be issued unless the fund has an effective registration statement on file with the SEC. Further, each share of stock issued by a mutual fund must be a voting share and have equal voting rights with all other outstanding voting shares.

          (3) Management and Operation of a Mutual Fund
          Management and operation of a mutual fund is generally conducted by having an investment advisory agreement with an investment adviser. The requirements for becoming an investment adviser for a mutual fund are that the adviser must be a registered investment adviser under the Investment Advisers Act of 1940, and must have been approved by the Board of Trustees/Directors of a fund and its shareholders. The investment adviser discloses certain information to the competent supervisory authorities and the fund's shareholders, in accordance with the investment advisory agreement, with respect to the management and operation of the fund's assets.

          An advisory fee calculated in accordance with the net asset value of the fund is paid to the investment adviser. An investment adviser generally executes an investment advisory agreement with a fund relating to the investment and reinvestment of the fund's assets. Such investment and reinvestment must be conducted subject to the investment objectives and restrictions provided for in the prospectus and other governing instruments.

               a.   Valuation of Assets
                    The  fund's  net asset  value per share is  calculated  each business  day of the fund,  and it is  furnished  to the National
               Association of Securities Dealers, Inc. (the "NASD"). Major newspapers in the United States obtain the information from the NASD and report such information on a daily basis. The total net asset value of the fund is determined by subtracting the fund's total liabilities from its total assets. The net asset value per share of the fund is determined by dividing the fund's net assets by the total number of shares outstanding at the time of calculation.

               b.   Sale, Redemption and Custody of Shares
               (i) The purchase price of a fund's shares will be the net asset value per share next computed after receipt of the sales order by the fund plus the sales charge, if applicable. Such purchase price is set forth in the prospectus.

               (ii) Redemption  of  shares  shall be made  for one  share or its multiple, and the redemption price per share shall be the net asset value per share next computed after receipt by the fund of the order and share certificate if share certificates have been issued. Subject to certain rules of the SEC, the fund may suspend the right of redemption temporarily. The principal underwriter may charge fees upon such redemption.

               (iii)Custody of Shares
                    Investors' shares are usually held in book entry form by the fund's transfer agent. Certificates for shares are issued only on request of the shareholder. The transfer agent will furnish such shareholders with detailed statements of their accounts. In cases where certificates for shares have been issued to investors, such certificates for shares are usually in the custody of the shareholders.

               c.   Outline of Disclosure Requirements
               (i)  Disclosure to shareholders
                    In accordance with the 1940 Act, a fund sends to its shareholders annual and semi-annual reports relating to its operations that contain financial information.

               (ii) Disclosure to the SEC
                    Pursuant to the 1940 Act, a fund reports details of its financial condition and business operations to the SEC by annual and semi-annual reports.

               d.   Shareholders'   Rights,  and  Procedures  for  the  Exercise
                    Thereof
                    Shareholders must be registered with a fund in order to exercise shareholders' rights directly against the fund. The representative right afforded to shareholders is the voting right. Other rights include the right to receive dividends, the right to receive distributions upon dissolution, the right to inspect accounting books and the like, the right to transfer shares, and other rights with respect to the U.S. registration statement (including the prospectus).

               (i)  Voting rights
                    Shareholders are entitled to one vote for each full fund share owned and a proportionate fractional vote for each fractional share owned with respect to such matters as the election and removal of trustees, approval or termination of any investment advisory, management or underwriting agreement, whether an action should be brought derivatively or as a class action on behalf of the fund, and certain amendments to the trust agreement. Voting rights shall be exercised at a shareholders' meeting, or without meeting if a consent in writing setting forth such action is signed by the shareholders entitled to vote on the subject matter thereof holding a majority of the shares entitled to vote thereon. Shareholders' meetings shall be convened by the trustees or such other persons as specified in the fund's By-laws, and the meeting shall be held at the head office of the fund or such other place as the trustees may designate. Shareholders representing more than 50% of the outstanding shares entitled to vote being present (including those present by proxy) shall constitute a quorum unless otherwise provided for in any applicable statutes, rules and regulations, and, except as otherwise provided by law, the fund's Declaration of Trust, or By-laws, approval of a matter is given by vote (including vote by proxy) of a majority of the shares present and entitled to vote.

               (ii) Redemption rights

                    Shareholders are entitled to request redemption of shares at their net asset value at any time, provided that the fund may suspend the right of redemption temporarily during the periods subject to the rules of the SEC under the 1940 Act.

               (iii) Right to receive dividends
                    Shareholders are entitled to receive any declared distributions for each share held by them. Record dates are designated for the payment of distributions and payments are usually made during the months in which the record date falls or in the following month.

               (iv) Right to receive distributions upon dissolution
                    Shareholders of a fund are entitled to receive distributions upon dissolution in proportion to the number of shares then held by them.

               (v)  Right to inspect accounting books and the like
                    Shareholders are entitled to inspect the Declaration of Trust and, subject to the discretion of the court, the fund's accounting books and minutes of shareholders' meetings.

               (vi) Right to transfer shares
                    Shares are transferable without restriction.

               (vii) Rights with respect to the U.S. registration statement
                    The Securities Act of 1933 provides that if any effective part of the registration statement contains an untrue statement of material fact or omits to state a material fact required to be stated therein or necessary to make the statement therein not misleading, any person acquiring such security may sue every person who signed the registration statement, every person who was a trustee

                    (or person performing similar functions) of the issuer at the time of filing of the registration statement, certain other persons who prepared any part of the registration statement and every underwriter with respect to such security.

               e.   Related Company and Others
               (i)  Investment management company
                    The investment management company shall manage and operate the assets of a fund subject to the terms of the investment advisory agreement and the fund's investment objectives and restrictions. The requirements for becoming an investment management company are that the manager must be a registered investment adviser under the Investment Advisers Act of 1940 and must have been approved by the Board of Trustees/Directors of a fund and its shareholders.

               (ii) Investment adviser
                    The investment adviser is usually the investment management company which ordinarily sponsors or organizes the mutual fund. The duties of the investment adviser are similar to those of the investment management company and include the management of the fund's investments and performance of certain administrative, clerical, bookkeeping and accounting services as set forth in the investment advisory agreement.

               (iii) Underwriter-distributor
                    The underwriter-distributor is usually connected with the investment adviser. Frequently, the underwriter-distributor is a subsidiary of the investment adviser. The underwriter-distributor must register as a broker-dealer with the SEC and must join the NASD.

               (iv) Custodian

                    The mutual fund usually appoints a bank to hold its securities and other assets as custodian. The requirements for becoming a custodian of a mutual fund are that the entity be either a bank having aggregate capital, surplus and undivided profits of not less than U.S.$500,000, be a member of a national securities exchange, or be a central certificate depositary established by a national securities exchange or a registered national securities association. A mutual fund may act as its own custodian under certain circumstances.

               f.   Governing Laws and Competent Authorities

               (i) Governing laws regarding the creation and operation of a mutual fund created as a Delaware business trust
                    A Delaware business trust is created under the laws of the State of Delaware and is subject to the laws of that state. With respect to its operation as a mutual fund, it is also subject to the 1940 Act, the United States Internal Revenue Code, and regulations promulgated under each statute. With respect to the sale of its Shares, the fund is subject to the Securities Act of 1933, the Securities Exchange Act of 1934, the Blue Sky Laws and the regulations promulgated under said laws. In addition, a Delaware business trust and its trustees may be subject to common law principles established through judicial decisions.

          The substance of the governing law is as follows:
          Delaware Business Trust Act (Delaware Code Chapter 38 et seq. ("Treatment of Delaware Business Trusts"))
          Chapter 38 provides as follows:
          Delaware has had in effect since October 1, 1988, the Business Trust Act which expressly recognizes the Delaware business trust. The principal purpose of the Business Trust Act is to modernize the common law and provide certainty by codifying Delaware law with respect to the use of trusts in business transactions.

          The Business Trust Act permits the trust agreement of a business trust to establish whatever rights and obligations of the trustees and of the beneficial owners as are desirable. The voting rights of trustees or beneficial owners, or any class or series thereof, may be expanded, limited or eliminated with respect to virtually any matter relating to the business trust. This flexibility provides an advantage over alternative forms of business organizations and common law trusts which often are subject to mandatory provisions. A Delaware business trust may be merged or consolidated with a foreign or Delaware corporation, limited partnership, limited liability company or business trust pursuant to statutory procedures contained in the Business Trust Act. A merger or consolidation may be pre-authorized, or may be conditioned upon the approval of a specific class or percentage of trustees or beneficial owners, as set forth in the trust agreement of the business trust. Thus, a business trust may be converted into another form of business entity in order to take advantage of future changes in the tax laws or the securities markets. Under the Business Trust Act, the beneficial owners of a Delaware business trust have the same limitations of personal liability as shareholders of a Delaware corporation. Except to the extent otherwise provided in the trust agreement, a business trust is managed by or under the direction of its trustees, who are not liable for the obligations of the business trust. The Business Trust Act provides that at least one trustee must be a Delaware resident. However, a trust that is or will become a registered investment company is exempt from this requirement. This requirement may be satisfied by engaging a trust company with its principal place of business in Delaware. The duties of the trustees may be specified in the trust agreement. Moreover, the trust agreement may provide for the appointment of managers, employees or other persons to manage the business trust with such rights, powers and duties as are set forth herein.

          To the extent that trustees or other persons who are responsible for managing the business trust have duties (including fiduciary duties) and liabilities relating thereto to the business trust or to the beneficial owners, such persons' duties may be expanded or restricted by the trust agreement. In addition, such persons shall not be liable for their good faith reliance on the provision of the trust agreement.

          Common Law
          Common law is non-statutory law developed through court judgments. Certain legal principles developed through decisions rendered by the courts of the State of Delaware may be applicable to Delaware business trusts and trustees of such trusts.

          Investment Company Act of 1940
          The Investment Company Act of 1940 (the "1940 Act") gives the SEC the authority to enforce the 1940 Act's provisions. The 1940 Act requires an investment company to (i) disclose financial information and fundamental policies, (ii) submit registration statements to the SEC, and (iii) submit and deliver certain reports to the SEC and shareholders. The 1940 Act generally prohibits such companies from changing the nature of their business or other fundamental policies without the approval of the shareholders. The 1940 Act regulates the custody of the fund's assets and, more generally, the fund's business and conduct.

          Securities Act of 1933
          The Securities Act of 1933 (the "1933 Act") regulates the registration of securities. The 1933 Act requires information with regard to securities being issued or sold to be disclosed by means of a registration statement, including a prospectus. The 1933 Act makes any fraudulent act in connection with the issuance or sale of such securities unlawful.

          Securities Exchange Act of 1934
          The Securities Exchange Act of 1934 (the "1934 Act") regulates the purchase and sale of securities and pertains to continuous disclosure with respect to securities, proxy statements, unlawful use of inside information and other fraudulent conduct. It also includes provisions relating to the securities markets as well as extensive regulations relating to securities dealers.

          The Internal Revenue Code of 1986
          The Code provides for the qualification of a fund to be treated as a regulated investment company.

     (ii) Outline of the Supervisory Authorities
          A Delaware business trust which operates as a registered investment company is subject to supervision by the SEC and the securities authorities of the various U.S. states.

          The SEC

(a)  Acceptance of registration applications
          (Sections 7 and 8 of the 1940 Act)
          An investment company must register with the SEC by filing a notification of registration in such form as the SEC shall prescribe. An investment company is deemed to have been registered when it has filed such registration notification with the SEC. After filing the proscribed notification, an investment company must file a registration statement with the SEC.

(b) Suspension or revocation of registration as a registered investment company (Section 8 of the 1940 Act)
          An investment company may have its registration suspended or revoked by order of the SEC if it fails to submit a registration statement or report if either is materially defective.

(c)  Supervision of changes in trustees and officers
          (Section 9(b) of the 1940 Act)
          The SEC can prohibit trustees and officers from serving as such in the event they are found to have willfully violated certain U.S. federal securities laws.

(d)  Examination of registration statement
          (Sections 5 and 8 of the 1933 Act)
          In order to sell shares to the public, a fund must file a registration statement with the SEC and such statement must have become effective. The registration statement is prepared in accordance with Form N-1A and must include the information required by Form N-1A and, more generally, the 1933 Act and rules thereunder. The SEC will examine the registration statement and, if it is defective, may order its modification or deny its effectiveness. Parts A and B of the Form N-1A registration statement consist of the investment company's prospectus and statement of additional information, respectively.

(e)  Supervision of the business
          (Section 12 of the 1940 Act)
          The SEC regulates the function and activities of investment companies, including such matters as the purchase of securities on margin, short sales of securities, underwriting commitments, acquisition of securities issued by other investment companies, organization of face amount certificate companies, acquisition of voting stock of insurance companies and other matters.

(f)  Acceptance of periodic reports
          (Section 30 of the 1940 Act)

          The SEC requires all investment companies to submit annual and other reports. The SEC regulates the content of these reports, thereby exercising its supervisory authority.

          State Securities Supervisory Authorities
(a)  Provisions concerning licenses
          Most states require brokers, dealers, securities salespersons, and certain investment advisers either to acquire licenses from the state or, at least, to be registered with a state agency.

(b)  Provisions concerning registration of securities
          Most of the 50 states require notification of the availability of shares upon registration of a fund's shares with the SEC prior to any lawful sale or offer to sell.

(c)  Provisions concerning prevention of fraud
          In general, the Blue Sky Laws provide various sanctions for fraudulent acts in connection with the sale of securities, such as prosecution resulting in fine and/or imprisonment, injunction, an order requiring payment of the deposit, temporary suspension or revocation of license or registration, and civil liability for damages.

g.   Dissolution, Termination, etc.
     (i)  Dissolution and termination
          In order to dissolve or terminate a fund, one must obtain approval of the fund's Board of Trustees/Directors to such action, notify shareholders and file appropriate documents with the SEC. To liquidate a fund, all of the assets of the fund must be distributed to its shareholders.

     (ii) Amendments to the trust agreements
          Amendments to the trust agreement may be made by vote or with the written consent of the trustees and, as to some matters which might have detrimental effects upon the shareholders, by approval of the holders of a majority of the outstanding Shares.

h.   Taxation of a Delaware business trust
          If a fund complied with the conditions contained in Section 851 of the Internal Revenue Code, the fund is qualified as a regulated investment company, and distributes all of its net investment income and net capital gains, if any, to shareholders annually. Thus it will be relieved of any U.S. federal income tax liability. Income dividends and net short-term gains distributions received by shareholders are taxable as ordinary income and net long-term gains are taxable as capital gains regardless of how long the shareholder has held the shares of the fund.

II.  FORM OF FOREIGN INVESTMENT FUND SECURITIES
          No Share certificates of the Fund shall be issued.

[Translation]







                            ANNUAL SECURITIES REPORT

                               (The Fortieth Term)
                              From: January 1, 2000
                              To: December 31, 2000













                              VANGUARD INDEX FUNDS

                         - VANGUARD SMALL CAP INDEX FUND

                                     (2454)

                            ANNUAL SECURITIES REPORT
                               (The Fortieth Term)
                              From: January 1, 2000
                              To: December 31, 2000

To: Director of Kanto Local Finance Bureau

                                       Filing Date : June 14, 2001

Name of the Registrant Trust:          VANGUARD INDEX FUNDS - VANGUARD SMALL
                                        CAP INDEX FUND

Name of Trustees:                      John J. Brennan,
                                       Trustee

Address of Principal Office:           100 Vanguard Boulevard,
                                       Malvern, Pennsylvania 19355
                                       U.S.A.

Name and Title of Registration Agent:  Ken Miura
                                       Attorney-at-Law
                                       Signature [Ken Miura]
                                       -----------------------------------
                                                (Seal)

Address or Place of Business           Kasumigaseki Building, 25th Floor
                                       2-5, Kasumigaseki 3-chome
                                       Chiyoda-ku, Tokyo

Name of Liaison Contact:               Teruyo Oyamada
                                       Nobuhiko Shimose
                                       Attorney-at-Law

Place of Liaison Contact:              Hamada & Matsumoto
                                       Kasumigaseki Building, 25th Floor
                                       2-5, Kasumigaseki 3-chome
                                       Chiyoda-ku, Tokyo

Phone Number:                          03-3580-3377


               Places where a copy of this Securities Registration
                  Statement is available for Public Inspection

                                 Not applicable.

(Total number of pages of this Securities Registration Statement in Japanese is 91 including front and back pages.)

                                 C O N T E N T S

                                                Japanese          This
                                                Original          English
                                                                  Translation


I.       DESCRIPTION OF THE FUND                       1              1
         l.    GENERAL INFORMATION                     1              1
         2.    INVESTMENT POLICY                       5              8
         3.    MANAGEMENT STRUCTURE                   13             24
         4.    INFORMATION CONCERNING THE EXERCISE
                 OF RIGHTS BY SHAREHOLDERS, ETC.      18             35
         5.    STATUS OF INVESTMENT FUND              20             40

II.      OUTLINE OF THE TRUST                         27             48

III.     OUTLINE OF THE OTHER RELATED COMPANIES       31             54

IV.      FINANCIAL CONDITIONS OF THE FUND             33             56

V.       SUMMARY OF INFORMATION CONCERNING
         FOREIGN INVESTMENT FUND SECURITIES          178             59

VI.      REFERENCIAL INFORMATION                     178             59

I.       DESCRIPTION OF THE FUND

1.       GENERAL INFORMATION
(A)  Outline of Laws Regulating the Fund in the Jurisdiction Where Established:
          (1) Name of the Fund: VANGUARD INDEX FUNDS - VANGUARD
                                 SMALL-CAP INDEX FUND ( the "Fund")
          (2) Form of the Fund
          The Fund is a sub-fund of Vanguard Index Funds (the "Trust").
               The Trust was organized as a Pennsylvania business trust in 1975, and was reorganized as a Delaware business trust in July, 1998. The Fund is registered with the United States Securities and Exchange Commission (the "Commission" or "SEC") under the Investment Company Act of 1940 (the "1940 Act") as an open-end, diversified management investment company. The Trust currently offers the following fund in Japan.
          Vanguard Small-Cap Index Fund
          Vanguard Total Stock Market Index Fund
               Each Fund offers one class of Shares (Investor Shares) in Japan. The Trust has the ability to offer additional funds or classes of Shares. There is no limit on the number of full and fractional Shares that the Trust may issue for a particular fund or class of Shares.
          (3) Governing Laws
               The Trust was created under, and is subject to, the General Laws and the common law of the State of Delaware. With respect to its operations, the Fund is also subject to the Investment Company Act of 1940, as amended, the United States Internal Revenue Code, as amended, and regulations promulgated under each statute. With respect to the sale of its Shares, the Fund is subject to the Securities Act of 1933, the Securities Exchange Act of 1934, the "Blue Sky" laws (state securities laws of the various states in the United States) and the regulations promulgated under such laws.
          The substance of the governing law is as follows:

     a. Delaware Business Trust Act (Delaware Code Chapter 38 et seq. ("Treatment of Delaware Business Trusts")
          Chapter 38 provides as follows:

          Delaware has had in effect since October 1, 1988, the Business Trust Act which expressly recognizes the Delaware business trust. The principal purpose of the Business Trust Act is to modernize the common law and provide certainty by codifying Delaware law with respect to the use of trusts in business transactions.

          The Business Trust Act permits the trust agreement of a business trust to establish whatever rights and obligations of the trustees and of the beneficial owners as are desirable. The voting rights of trustees or beneficial owners, or any class or series thereof, may be expanded, limited or eliminated with respect to virtually any matter relating to the business trust. This flexibility provides an advantage over alternative forms of business organizations and common law trusts which often are subject to mandatory provisions. A Delaware business trust may be merged or consolidated with a foreign or Delaware corporation, limited partnership, limited liability company or business trust pursuant to statutory procedures contained in the Business Trust Act. A merger or consolidation may be pre-authorized, or may be conditioned upon the approval of a specific class or percentage of trustees or beneficial owners, as set forth in the trust agreement of the business trust. Thus, a business trust may be converted into another form of business entity in order to take advantage of future changes in the tax laws or the securities markets. Under the Business Trust Act, the beneficial owners of a Delaware business trust have the same limitations of personal liability as shareholders of a Delaware corporation. Except to the extent otherwise provided in the trust agreement, a business trust is managed by or under the direction of its trustees, who are not liable for the obligations of the business trust. The Business Trust Act provides that at least one trustee must be a Delaware resident. However, a trust that is or will become a registered investment company is exempt from this requirement. This requirement may be satisfied by engaging a trust company with its principal place of business in Delaware. The duties of the trustees may be specified in the trust agreement. Moreover, the trust agreement may provide for the appointment of managers, employees or other persons to manage the business trust with such rights, powers and duties as are set forth herein.

          To the extent that trustees or other persons who are responsible for managing the business trust have duties (including fiduciary duties) and liabilities relating thereto to the business trust or to the beneficial owners, such persons' duties may be expanded or restricted by the trust agreement. In addition, such persons shall not be liable for their good faith reliance on the provisions of the trust agreement.

     b.   Delaware Common Law
          Common law is a non-statutory law developed through court judgments. Certain legal principles developed through decisions rendered by the courts of the State of Delaware may be applicable to Delaware Business Trusts and trustees of such trusts.

     c.   Investment Company Act of 1940
          The Investment Company Act of 1940 (the "1940 Act") gives the SEC the authority to enforce the 1940 Act's provisions. The 1940 Act requires an investment company to (i) disclose financial information and fundamental policies, (ii) submit registration statements to the SEC, and (iii) submit and deliver certain reports to the SEC and shareholders. The 1940 Act generally prohibits such companies from changing the nature of their business or other fundamental policies without the approval of the shareholders. The 1940 Act regulates the custody of a fund's assets and, more generally, a fund's business and conduct.

     d.   Securities Act of 1933
          The Securities Act of 1933 (the "1933 Act") regulates the sales of securities. The 1933 Act requires information with regard to securities being issued or sold to be disclosed by means of a registration statement, including a prospectus. The 1933 Act makes any fraudulent act in connection with the issuance or sale of such securities unlawful.

     e.   Securities Exchange Act of 1934
          The Securities Exchange Act of 1934 (the "1934 Act") regulates the purchase and sale of securities and pertains to continuous disclosure with respect to securities, proxy statements, unlawful use of inside information and other fraudulent conduct. It also includes provisions relating to the securities markets as well as extensive regulations relating to securities dealers.

     f.   The Internal Revenue Code of 1986

          The Code provides for the qualification of a fund to be treated as a regulated investment company.

(B)  Outline of the Supervisory Authorities
          The Fund is subject to supervision by the SEC and the securities authorities of the various U.S. states.
     a.   The SEC
     (i)  Acceptance of registration applications
          (Sections 7 and 8 of the 1940 Act)
          An investment company must register with the SEC by filing a notification of registration in such form as the SEC shall prescribe. An investment company is deemed to have been registered when it has filed such registration notification with the SEC. After filing the proscribed notification, an investment company must file a registration statement with the SEC.
     (ii) Suspension or revocation of registration as a registered investment company
          (Section 8 of the 1940 Act)
          An investment company may have its registration suspended or revoked by order of the SEC if it fails to submit a registration statement or report or if either is materially defective.
     (iii) Supervision of changes in trustees and officers
          (Section 9(b) of the 1940 Act)
          The SEC can prohibit trustees and officers from serving as such in the event they are found to have willfully violated certain U.S. federal securities laws.
     (iv) Examination of registration statement
          (Sections 5 and 8 of the 1933 Act)
          In order to sell Shares to the public, the Fund must file a registration statement with the SEC and such statement must have become effective. The registration statement is prepared in accordance with Form N-1A and must include the information required by Form N-1A and, more generally, the 1933 Act and rules thereunder. The SEC will examine the registration statement and, if it does not comply with the requirements of Form N-1A, may order its modification or deny its effectiveness. Parts A and B of the Form N-1A registration statement consist of the investment company's prospectus and statement of additional information, respectively.
     (v)  Supervision of the business

          (Section 12 of the 1940 Act)
                  The SEC regulates the function and activities of investment companies, including such matters as the purchase of securities on margin, short sales of securities, underwriting commitments, acquisition of securities issued by other investment companies, organization of face amount certificate companies, acquisition of voting stock of insurance companies and other matters.
         (vi)     Acceptance of periodic reports
                  (Section 30 of the 1940 Act)
                  The SEC requires all investment companies to submit annual and other reports. The SEC regulates the content of these reports, thereby exercising its supervisory authority.
         b.       State Securities Supervisory Authorities
         (i)      Provisions concerning licenses
                  Most states require brokers, dealers, securities salespersons, and certain investment advisers either to acquire licenses from the state or, at least, to be registered with a state agency.
         (ii)     Provisions concerning registration of securities
                   Most of the 50 states require notification of the
                  availability of Shares upon registration of the Fund's Shares with the SEC prior to any lawful sale or offer to sell.
         (iii)    Provisions concerning prevention of fraud
                  In general, the Blue Sky Laws provide various sanctions for fraudulent acts in connection with the sale of securities, such as prosecution resulting in fine and/or imprisonment, injunction, an order requiring payment of the deposit, temporary suspension or revocation of license or registration, and civil liability for damages.
(C)  Objects and Basic Nature of the Fund:
          The Fund seeks to match the performance of a benchmark index that measures the investment return of small-capitalization stocks.
(D)  History of the Trust:
          December 31, 1975:  Execution of the Declaration of Trust of the Trust
                      The Trust was established as a Pennsylvania business trust January 23, 1998: Execution of the Agreement and Declaration of Trust July 24, 1998: The Trust was reorganized as a Delaware business trust

(E)  Related Companies of the Fund:
          Names and related businesses of the related companies of the Fund are as follows:
     (1) The Vanguard Group, Inc. (the "Investment Manager" and the "Transfer and Dividend-Paying Agent") acts as investment manager and the transfer and dividend-paying agent and renders investment management and transfer and dividend-paying agency services to the Fund.
     (2) The Chase Manhattan Bank (the "Custodian") acts as custodian and renders custody services to Small-Cap Index Fund.
     (3) Monex, Inc. (the "Agent Company" and "Distributor in Japan") acts as the Fund's Agent Company with respect to the sale of the Fund's Shares in Japan and engages in forwarding the purchase or repurchase orders for the Shares in Japan.

Related Parties of the Fund
---------------------------

Trust
Vanguard Index Trust -
Vanguard Small-Cap Index Fund

Trustees
(Agreement and Declaration of Trust)

Global Custody Agreement
Custodian
The Chase Manhattan Bank
*    Custodian

Funds' Service Agreement
Investment Manager, Transfer and Dividend-Paying Agent

The Vanguard Group, Inc.
*    Investment Manager
*    Transfer and Dividend-Paying Agent

Agent Company Agreement
Agent Company
Distributor in Japan

Monex, Inc.
*    Agent Company
*    Distributor in Japan

Shares Distribution and Redemption Agreement

Agent Company
Distributor in Japan

Monex, Inc.
*    Agent Company
*    Distributor in Japan

2.   INVESTMENT POLICY
     (A)  Investment Policies and Investment Objectives:
          INVESTMENT OBJECTIVE
               SMALL-CAP  INDEX FUND: The Fund seeks to match the performance of a benchmark index that measures the investment return of small-capitalization stocks.
          INVESMENT STRATEGIES
               SMALL-CAP  INDEX  FUND:  The Fund  employs a  passive  management strategy designed to track the performance of the Russell 2000 Index, which is made up of the stocks of smaller U.S. companies. The Russell 2000 Index is made up of the 2,000 smallest companies from the list of the 3,000 largest U.S. companies. The Fund invests all or substantially all of its assets in a representative sample of the stocks that comprise the Index.
          PRIMARY RISKS
               AN  INVESTMENT  IN THE FUND  COULD  LOSE MONEY OVER SHORT OR EVEN
          LONG PERIODS. Investors should expect the Fund's share price and total return to fluctuate within a wide range like the overall stock market. The Fund's performance could be hurt by:
               Investment  style  risk,  which is the chance that  returns  from small-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the stock market, and they often perform quite differently.

          ADVANTAGES OF INDEX FUNDS
          Index funds typically have the following characteristics :
               Variety of Investments. Vanguard index funds generally invest in a wide variety of companies and industries.
               Relative performance consistency. Because they seek to track market benchmarks, index funds usually do not perform dramatically better or worse than their target benchmarks.
               Low cost. Index funds are inexpensive to run compared with actively managed funds. They have no research costs and keep trading activity, and thus brokerage commissions and other transaction costs, to a minimum.

               Compared with actively managed funds, most index funds have lower turnover rates and lower capital gains distributions. However, from time to time, some index funds may pay out higher-than-expected taxable distributions. That's because index funds must adjust their holdings to reflect changes in their target indexes. In some cases, such changes may force an index fund to sell securities that have appreciated in value, and thus, realize a capital gain that must be distributed to shareholders. A security may move out of an index for a number of reasons, including a merger or acquisition, or a substantial change in the market capitalization of the issuer. Generally, these changes tend to occur more frequently with small and medium-size companies than they do with large, well-established companies. INDEXING METHODS
               In seeking to track a particular index, a fund generally uses one of two methods to select stocks.
               Replication Method. Many stock funds use the replication method of investing. This means that a fund holds each stock found its target index in about the same proportion as represented in the index itself. For example, if 5% of an index were made up of the stock of a specific company, a fund tracking that index would invest about 5% of its assets in that company.
               Sampling Method. Because it would be very expensive and inefficient to buy and sell all of the stocks held in certain indexes, many funds tracking these larger indexes use a "sampling" technique. Using sophisticated computer programs, these funds select, from the target index a representative sample of stocks that will resemble the target index in terms of key risk factors and characteristics. For stock funds, these include industry weightings, country weightings, market capitalization and other financial characteristics of the stocks. The Small-Cap Index Fund employs this method of indexing.
               The Fund seeks to provide investment results that correspond to those of its target index. The correlation between the performance of a Fund and its target index is expected to be at least 95%. (A correlation of 100% would indicate perfect correlation.)
               The following table shows the number of stocks held by the Fund, and the number of stocks in its target index, as of December 31, 2000.

--------------------------------------------------------------------------------
FUND                    NUMBER OF STOCKS HELD        NUMBER OF STOCKS IN
                                                        TARGET INDEX
--------------------------------------------------------------------------------
Small-Cap Index Fund         1,896                        1,898
--------------------------------------------------------------------------------

               THE FUND IS SUBJECT  TO STOCK  MARKET  RISK,  WHICH IS THE CHANCE
          THAT STOCK PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING STOCK PRICES AND PERIODS OF FALLING STOCK PRICES.
               To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the S&P 500 Index, a widely used barometer of stock market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.

--------------------------------------------------------------------------------
                      U.S. STOCK MARKET RETURNS (1926-2000)
--------------------------------------------------------------------------------
               1 YEARS           5 YEARS           10 YEARS           20 YEARS
--------------------------------------------------------------------------------
Best            54.2%             28.6%              19.9%             17.8%
Worst          -43.1             -12.4               -0.8               3.1
Average         12.9              11.1               11.2              11.2
--------------------------------------------------------------------------------
All market indexes referenced in this prospectus are the exclusive property of their respective owners.

               The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 2000. You can see, for example, that while the average return on common stocks for all of the 5-year periods was 11.1%, returns for individual 5-year periods ranged from a -12.4% average (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or the Fund in particular.
               The S&P 500 Index tracks mainly large-cap stocks. Historically, small-cap stocks (such as those held by the Fund) have been more volatile than- and at times have performed quite differently from - the large cap stocks of the S&P 500 Index.

               THE FUND IS ALSO SUBJECT TO INVESTMENT STYLE RISK, WHICH IS THE CHANCE THAT RETURNS FROM THE MARKET SECTOR IN WHICH IT INVESTS WILL TRAIL RETURNS FROM OTHER MARKET SECTORS. AS A GROUP, SPECIFIC TYPES OF STOCK TEND TO GO THROUGH CYCLES OF DOING BETTER-OR WORSE-THAN THE STOCK MARKET IN GENERAL. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.

TURNOVER RATE
          Although the Fund normally seeks to invest for the long term, the Fund may sell securities regardless of how long they have been held. Generally, index-oriented funds sell securities only in response to redemption requests or changes in the composition of a target index. Turnover rates for large-cap stock index funds tend to be very low because large-cap indexes typically do not change much from year to year. Turnover rates for small-cap stock index funds tend to be higher (although still relatively low, compared to actively managed stock funds), because the indexes they track are more likely to change as a result of companies merging, growing, or failing.
OTHER INVESTMENT POLICIES
               The Fund reserves the right to substitute a different index for the index it currently tracks if the current index is discontinued, or for any other reason determined in good faith by the Fund's Board of Trustees. In every such instance, the substitute index will measure the same general market as the current index.
               The Fund may invest in non-U.S. securities to the extent necessary to carry out its investment strategy of holding a representative sample of the stocks that comprise the index it tracks. It is not expected that the Fund will invest more than 5% of its assets in non-U.S. securities.
               Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Fund generally is managed without regard to tax ramifications.
               THE FUND MAY INVEST, TO A LIMITED EXTENT, IN DERIVATIVES. DERIVATIVES MAY INVOLVE RISKS DIFFERENT FROM, AND POSSIBLY GREATER THAN, TRADITIONAL INVESTMENTS.
               To track its target index as closely as possible, the Fund attempts to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Fund may invest, to a limited extent, in stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives.

               Losses (or gains) involving  futures can sometimes be substantial
          - in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for the Fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of stock shares at predetermined price), convertible securities (securities that may be exchanged for another asset), and swap agreements (contracts in which each party agrees to make payments to the other based on the return of a specified index or asset).
               The Fund will not use derivatives for speculative purposes or as leveraged investments that magnify gains or losses. The Fund's obligation to purchase securities under futures contracts will not exceed 20% of the Fund's total assets.
               The reasons for which the Fund will invest in futures and options are:
     - To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.
     - To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

INVESTMENT POLICIES
          REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances. A repurchase agreement is an agreement under which the Fund acquires a fixed-income security (generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Fund's custodian bank until repurchased. In addition, the Board of Trustees will monitor the Fund's repurchase agreement transactions generally and will establish guidelines and standards for review of the creditworthiness of any bank, broker or dealer party to a repurchase agreement with the Fund.
               The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the Fund's adviser acknowledges these risks, it is expected that they can be controlled through careful monitoring procedures.

          LENDING OF SECURITIES. The Fund may lend its securities to qualified institutional investors (typically brokers, dealers, banks or other financial institutions) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its portfolio securities, the Fund can increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The terms, the structure and the aggregate amount of such loans must be consistent with the 1940 Act, and the rules and regulations or interpretations of the SEC thereunder. These provisions limit the amount of securities the Fund may lend to 33 1/3% of the Fund's total assets, and require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, a letter of credit issued by a U.S. bank, or securities issued or guaranteed by the United States Government having at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e. the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time and (d) the Fund receive reasonable interest on the loan (which may include the Fund's investing any cash collateral in interest bearing short-term investments), any distribution on the loaned securities and any increase in their market value. Loan arrangements made by the Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Trustees.
               At the present time, the Staff of the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's trustees. In addition, voting rights pass with the loaned securities, but if a material event occurs that affects the securities on loan, the Fund must call the loan and vote the securities.

          VANGUARD INTERFUND LENDING PROGRAM. The Commission has issued an exemptive order permitting the Fund and other Vanguard funds to participate in Vanguard's interfund lending program. This program allows the Vanguard funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including the requirement that no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is available from a typical bank for a comparable transaction. In addition, a Vanguard fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objective and other investment policies. The Boards of Trustees of the Vanguard funds are responsible for ensuring that the interfund lending program operates in compliance with all conditions of the SEC's exemptive order.

          ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that the Fund may not be able to sell or dispose of in the ordinary course of business within seven business days at approximately the value at which they are being carried on the Fund's books.
          FUTURES CONTRACTS. The Fund may enter into futures contracts, options, warrants, options on futures contracts, convertible securities and swap agreements for the purpose of simulating full investment and reducing transactions costs. The Fund does not use futures or options for speculative purposes. The Fund will only use futures and options to stimulate full investment in the underlying index while retaining a cash balance for fund management purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. Government agency. Assets committed to futures contracts will be segregated to the extent required by law.
               Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract previously purchased) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.
               Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on deposits which may range upward from less than 5% of the value of the contract being traded.
               After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Fund expects to earn interest income on its margin deposits.
               Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities either held for investment purposes or expected to be acquired by them. Speculators are less inclined to own, or intend to purchase, the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the prices of underlying securities. The Fund intends to use futures contracts only for bona fide hedging purposes.
               Regulations of the CFTC applicable to the Fund require that all of its futures transactions constitute bona fide hedging transactions except to the extent that the aggregate initial margins and premiums required to establish any non-hedging positions do not exceed five percent of the value of the Fund's portfolio. The Fund will only sell futures contracts to protect the Fund against declines in the prices of the securities underlying the futures contracts or purchase contracts to protect against an increase in the price of securities it intends to purchase. As evidence of this hedging interest, the Fund expects that the majority of its futures contract purchases will be "completed;" that is, equivalent amounts of related securities will have been purchased or are being purchased by the Fund upon sale of open futures contracts.
                  Although techniques other than the sale and purchase of futures contracts could be used to control the Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Fund will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

          RESTRICTIONS ON THE USE OF FUTURES CONTRACTS. The Fund will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of the Fund's total assets. In addition, the Fund will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts would exceed 20% of the Fund's total assets.
          RISK FACTORS IN FUTURES TRANSACTIONS. Positions in futures contracts may be closed out only on an Exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge.
               The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.
               The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. The Fund also bears the risk that the adviser will incorrectly predict future stock market trends. However, because the futures strategy of the Fund is engaged in only for hedging purposes, the Fund's Officers do not believe that the Fund is subject to the risks of loss frequently associated with futures transactions. The Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.
               Utilization of futures transactions by the Fund does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. It is also possible that the Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.
               Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

          U.S. FEDERAL TAX TREATMENT OF FUTURES CONTRACTS. The Fund is required for U.S. federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In these cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Gains and losses on certain other futures contracts (primarily non-U.S. futures contracts) are not recognized until the contracts are closed and are treated as long-term or short-term depending on the holding period of the contract. Sales of futures contracts which are intended to hedge against a change in the value of securities held by the Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. The Fund may be required to defer the recognition of losses on futures contracts to the extent of any unrecognized gains on related positions held by the Fund.
               In order for the Fund to continue to qualify for U.S. federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of non-U.S. currencies or other income derived with respect to the Fund's business of investing in securities or currencies. It is anticipated that any net gain on futures contracts will be considered qualifying income for purposes of the 90% requirement.
               The Fund will distribute to Shareholders annually any net capital gains which have been recognized for U.S. federal income tax purposes on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Fund's other investments and Shareholders will be advised on the nature of the distributions.
               NON-U.S. INVESTMENTS. The Fund may invest in non-U.S. securities to the extent necessary to carry out its investment strategy of holding all or a representative sample, of the stocks that comprise the index it tracks. Investors should recognize that investing in non-U.S. companies involves certain special considerations which are not typically associated with investing in U.S. companies.
               CURRENCY RISK. Since the stocks of non-U.S. companies are frequently denominated in non-U.S. currencies, and since the Fund may temporarily hold uninvested reserves in bank deposits in non-U.S. currencies, the Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of the Fund permit it to enter into forward non-U.S. currency exchange contracts in order to hedge the Fund's holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.
               COUNTRY RISK. As non-U.S. companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to U.S. companies, there may be less publicly available information about certain non-U.S.
          companies than about U.S. companies. Securities of some non-U.S. companies are generally less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of non-U.S. stock exchanges, brokers and listed companies than in the U.S. In addition, with respect to certain non-U.S. countries, there is the possibility of expropriation of confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries.
               Although the Fund will endeavor to achieve most favorable execution costs in its portfolio transactions, fixed commissions on many non-U.S. stock exchanges are generally higher than negotiated commissions on U.S. exchanges. In addition, it is expected that the expenses for custodial arrangements of the Fund's non-U.S. securities will be somewhat greater than the expenses for the custodial arrangements for handling U.S. securities of equal value.
               Certain governments outside the U.S. levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of non-U.S. withholding taxes will reduce the income received from non-U.S. securities held by the Fund. However, these non-U.S. withholding taxes are not expected to have a significant impact on the Fund, since the

          Fund seeks long-term capital appreciation and any income should be considered incidental.

          U.S. FEDERAL TAX TREATMENT OF NON-U.S. TRANSACTIONS. Special rules govern the U.S. federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. Dollar or determined by reference to the value of one or more currencies other than the U.S. Dollar. The types of transactions covered by the special rules include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option or similar financial instrument if such instrument is not marked to market. The disposition of a currency other than the U.S. Dollar by a taxpayer whose functional currency is the U.S. Dollar is also treated as a transaction subject to the special currency rules. However, non-U.S. currency-related regulated futures contracts and nonequity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules applicable to other futures contracts unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, non-U.S. currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary income or loss. A taxpayer may elect to treat as capital gain or loss non-U.S. currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. The U.S. Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended, and the U.S. Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. Any gain or loss attributable to the non-U.S. currency component of a transaction engaged in by the Fund which is not subject to the special currency rules (such as non-U.S. equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. It
          is   anticipated   that  some  of  the   non-

          U.S. Dollar-denominated investments and non-U.S. currency contracts the Fund may make or enter into will be subject to the special currency rules described above.

(B)  Investment Restrictions:
               The Fund is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the Fund's Shares. For these purposes, a "majority" of Shares means the lesser of: (i) 67% or more of the shares voted, so long as more than 50% of the Fund's outstanding shares are present or represented by proxy; or (ii) more than 50% of the Fund's outstanding shares.

               (1) BORROWING. The Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 15% of the Fund's net assets. The Fund may borrow money through banks, reverse repurchase agreements, or Vanguard's interfund lending program only, and must comply with all applicable regulatory conditions. The Fund may not make any additional investments if its outstanding borrowings exceed 5% of its net assets.

               (2) COMMODITIES. The Fund may not invest in commodities, except that it may invest in stock index futures contracts, stock options and options on stock index futures contracts. No more than 5% of the Fund's total assets may be used as initial margin deposit for futures contracts, and no more than 20% of the Fund's total assets may be invested in futures contracts or options at any time.

               (3) DIVERSIFICATION. With respect to 75% of its total assets, the Fund may not: (i) purchase more than 10% of the outstanding voting securities of any one issuer; or (ii) purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in that issuer's securities. This limitation does not apply to obligations of the United States Government, its agencies, or instrumentalities.

               (4) ILLIQUID SECURITIES. The Fund may not acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid. From time to time, the Trust's Board of Trustees may determine that certain restricted securities known as Rule 144A securities are liquid and not subject to the 15% limitation.

               (5) INDUSTRY CONCENTRATION. The Fund may not invest more than 25% of its total assets in any one industry.

               (6) INVESTING FOR CONTROL. The Fund may not invest in a company for purposes of controlling its management.
               (7) INVESTMENT COMPANIES. The Fund may not invest in any other investment company, except through a merger, consolidation or acquisition of assets, or to the extent permitted by Section 12 of the 1940 Act. Investment companies whose Shares the Fund acquires pursuant to Section 12 must have investment objectives and investment policies consistent with those of the Fund.
               (8) LOANS. The Fund may not lend money to any person except by purchasing fixed-income securities that are publicly distributed, lending its portfolio securities, or through Vanguard's interfund lending program.
               (9) MARGIN. The Fund may not purchase securities on margin or sell securities short, except as permitted by the Fund's investment policies relating to commodities.
               (10) OIL, GAS, MINERALS. The Fund may not invest in interests in oil, gas or other mineral exploration or development programs.
               (11) PLEDGING ASSETS. The Fund may not pledge, mortgage or hypothecate more than 15% of its net assets.
               (12) PUTS/CALLS. The Fund may not purchase or sell put, call, straddle or spread options, except as permitted by the Fund's investment policies relating to commodities.
               (13) REAL ESTATE. The Fund may not invest directly in real estate, although it may invest in securities of companies that deal in real estate.
               (14) SENIOR SECURITIES. The Fund may not issue senior securities, except in compliance with the 1940 Act.
               (15) UNDERWRITING. The Fund may not engage in the business of underwriting securities issued by other persons. The Fund will not be considered an underwriter when disposing of its investment securities.
               The above-mentioned investment limitations are considered at the time investment securities are purchased.
               None of these limitations prevents the Fund from participating in The Vanguard Group (Vanguard). Because the Fund is a member of the Group, the Fund may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard's costs or other financial requirements. See "Management Structure" for more information.

               In order to permit the sale of its Shares in Japan, the Fund may make commitments more restrictive than the investment policies and limitations described above and in its prospectus. Should the Fund determine that such commitment is no longer in its best interests, it will revoke the commitment by terminating sales of its Shares in Japan. In order to comply with the "Standards of Selection of Foreign Investment Fund Securities" established under the Rules of Foreign Securities Transaction by the Japanese Securities Dealers Association, as a matter of operating policy:
     (1) The Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 10% of the Fund's net assets;
     (2) The Fund, together with other mutual funds managed by The Vanguard Group, Inc., may not purchase more than 50% of the outstanding shares of any issuer;
     (3) The Fund may not invest more than 15% of its net assets in illiquid securities (which include securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the Board of Trustees);
     (4) The Fund may not sell securities short at any time in excess of its net assets; and
     (5) The Fund may not sell, purchase or loan securities (excluding Shares in the Fund) or grant or receive a loan or loans to or from the adviser, corporate and domiciliary agent, or paying agent, the distributors and the authorized agents or any of their directors, officers or employees or any of their major Shareholders (meaning a Shareholder who holds, in his own or other name (as well as a nominee's name), more than 10% of the total issued and outstanding Shares of stock of such company) acting as principal, or for their own account, unless the transaction is made within the other restrictions set forth above and either (a) at a price determined by current publicly available quotations, or (b) at competitive prices or interest rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets.

(C)  Distribution Policy:

               The Fund distributes to Shareholders virtually all of its net income (interest and dividends, less expenses) as well as any capital gains realized from the sale of its holdings. Income dividends generally are distributed in December for the Fund.

          Capital gains distributions for the Fund generally occur in December. In addition, the Fund may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year.

               Investors in Japan will receive distributions of income dividends or capital gains in cash.

3.   MANAGEMENT STRUCTURE
     (A)  Outline of Management of Assets, etc.:
     A.   Valuation of Assets:
               The Share price, or "net asset value" per Share for the Fund is calculated by dividing the net assets attributed to each Share class of the Fund, by the total number of Shares outstanding for each class. The net asset value is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. U.S. Eastern time) on each day the Exchange is open for trading.
               Portfolio securities for which market quotations are readily available (includes those securities listed on national securities exchanges, as well as those quoted on the NASDAQ Stock Market) will be valued at the last quoted sales price or the official closing price on the day the valuation is made. Such securities which are not traded on the valuation date are valued at the mean of the bid and ask prices. Price information on an exchange-listed security is taken from the exchange where the security is primarily traded. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.
               Short-term instruments (those acquired with remaining maturities of 60 days or less) may be valued at cost, plus or minus any amortized discount or premium, which approximates market value.
               Bonds and other fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service may be determined without regard to bid or last sale prices of each security, but take into account institutional-size transactions in similar groups of securities as well as any developments related to specific securities.
               Non-U.S. securities are valued at the last quoted sales price, or the most recently determined closing price calculated according to local market convention, available at the time the Fund is valued. Prices are obtained from the broadest and most representative market on which the securities trade. If events which materially affect the value of the Fund's investments occur after the close of the securities markets on which such securities are primarily traded, those investments may be valued by such methods as the Board of Trustees deems in good faith to reflect fair value.
               In determining the Fund's net asset value per Share, all assets and liabilities initially expressed in non-U.S. currencies will be converted into U.S. Dollars using the officially quoted daily exchange rates used by Morgan Stanley Capital International in calculating various benchmarking indices. This officially quoted exchange rate may be determined prior to or after the close of a particular securities market. If such quotations are not available, or do not reflect market conditions at the time the Fund is valued, the rate of exchange will be determined in accordance with policies established in good faith by the Board of Trustees.
               Other assets and securities for which no quotations are readily available or which are restricted as to sale (or resale) are valued by such methods as the Board of Trustees deems in good faith to reflect fair value.

B.   Management Fee, etc.:
     (a)  Trustee Fees
               The same individuals serve as Trustees of all Vanguard Trusts (with two exceptions, which are noted in the table below), and each Trust pays a proportionate share of the Trustees' compensation. The Trusts employ their Officers on a shared basis, as well. However, Officers are compensated by The Vanguard Group, Inc., not the Trusts.

          INDEPENDENT TRUSTEES. The Trusts compensate their independent Trustees
          - that is, the ones who are not also Officers of the Trust - in three ways.
          * The independent Trustees receive an annual fee for their service to the Trusts, which is subject to reduction based on absences from scheduled Board meetings.
          * The independent Trustees are reimbursed for the travel and other expenses that they incur in attending Board meetings.
          * Upon retirement, the independent Trustees receive an aggregate annual fee of $1,000 for each year served on the Board, up to fifteen years of service. This annual fee is paid ten years following retirement, or until each Trustee's death.

          "INTERESTED" TRUSTEE. Mr. Brennan serves as Trustee, but is not paid in this capacity. He is, however, paid in his role as Officer of The Vanguard Group, Inc.

          COMPENSATION TABLE. The following table provides compensation details for each of the Trustees. We list the amounts paid as compensation and accrued as retirement benefits by the Trust for each Trustee. In addition, the table shows the total amount of benefits that we expect each Trustee to receive from all Vanguard Trusts upon retirement, and the total amount of compensation paid to each Trustee by all Vanguard Trusts. All information shown is for the fiscal year ended December 31, 2000.

                     VANGUARD INDEX FUNDS COMPENSATION TABLE

---------------------------------------------------------------------------------------------------------------
   Names of Trustees          Aggregate             Pension or          Estimated Annual     Total Compensation
                          Compensation From     Retirement Benefits      Benefits Upon        From All Vanguard
                            the Trust (1)       Accrued As Part of         Retirement           Funds Paid to
                                               the Trust's Expenses                              Trustees(2)
                                                        (1)
---------------------------------------------------------------------------------------------------------------
John J. Brennan                None                   None                    None                   None
Charles D. Ellis(3)             N/A                    N/A                     N/A                    N/A
JoAnn Heffernan Heisen      $33,173                 $1,462                 $15,000               $100,000
Bruce K. MacLaury           $34,317                 $2,441                 $12,000                $95,000
Burton G. Malkiel           $33,362                 $2,415                 $15,000               $100,000
Alfred M. Rankin, Jr.       $32,509                 $1,769                 $15,000                $98,000
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
John C. Sawhill (4)         $14,756                     $0                   N/A                  $44,483
James O. Welch, Jr.         $32,509                 $2,585                 $15,000                $98,000
J. Lawrence Wilson          $33,173                 $1,867                 $15,000               $100,000
---------------------------------------------------------------------------------------------------------------

(1) The amounts shown in this column are based on the Trust's fiscal year ended December 31, 2000.
(2) The amounts reported in this column reflect the total compensation paid to each Trustee for their service as Trustee of 109 Vanguard Funds (107 in the case of Mr. Malkiel; 99 in the case of Mr. MacLaury).
(3)  Mr. Ellis joined the Fund's board effective January 1, 2001.
(4)  Mr. Sawhill died in May, 2000.


     (b)  Management Expenses and Other Expenses
          As of December 31, 2000 Small-Cap Index Fund contributed 0.02% of its net assets to The Vanguard Group Inc. for investment advisory, corporate management, administrative, marketing and distribution services. For the fiscal year ended December 31, 2000, Small-Cap Index Fund incurred $10,743,000 of The Vanguard Group, Inc's. management (including transfer agency), distribution and marketing expenses. Small-Cap Index Fund incurred $153,000 in investment advisory expenses for the same period.
     (c)  Account Administration Fee
          In Japan, an Account Administration Fee at the rate of 0.70% multiplied by the Shareholder's average account balance shall be assessed upon each Shareholder quarterly in arrears. For Shareholder accounts which are redeemed partially or in full prior to the end of each quarter, the Account Administration Fee shall be charged in proportion to the period in which the Shareholder holds the Shares and assessed at the time of redemption. Quarterly assessments shall be net of any fees charged for partial redemptions during the quarter.
          The Account Administration Fee shall be calculated and collected from each Shareholder in the following manner.

     1. At the end of each calendar quarter, the Shareholder's average daily account will be calculated in respect of the Fund. This initial calculation is in Yen.
     2. A fee of one quarter of the 70 basis point annual fee (60 basis point annual fee from July 17, 2001) will be calculated based on the average account balance so calculated. (Note that in the case of Shareholder accounts which are partially or fully redeemed prior to the end of each calendar quarter, the fee shall be charged in proportion to the period in which such shareholder holds the shares and assessed at the time of each redemption. Quarterly assessments shall be net of any fees charged for partial redemptions during the quarter.)
     3. The Distributor will first attempt to withdraw the Account Administration Fee from the Shareholder's account of Daiwa MRF (Money Reserve Fund) of Daiwa Securities Investment Trust Management Co., Ltd.
     4. If there is an insufficient balance, the Distributor will next attempt to withdraw the fee from the Shareholder's account of DKA's MMF (Money Market Fund) of Dai-ichi Kangyo Asset Management Co., Ltd., with the exception that Distributor will only withdraw from balances invested for periods greater than thirty days.
     5. If there is an insufficient balance, the Distributor will then redeem shares from the Fund in respect of which the Account Administration Fee is collected. If the Shareholder holds two or more Vanguard Funds' Shares, the Distributor will redeem shares in the following order:
          (i)  Vanguard Small-Cap Index Fund
          (ii) Vanguard Wellesley Income Fund
          (iii) Vanguard Total Stock Market Index Fund
     6. Shares are redeemed in whole amounts at a level that is necessary to fund any shortfall. The Distributor will then redeem the necessary Shares, deduct the Account Administration Fee owed by the Shareholder and return any excess proceeds to the Shareholder within four Bank Business Days following the redemption. These proceeds will then be swept by the Distributor to the Shareholder's Daiwa MRF on the following Bank Business Day.
C.   Sales, Repurchases and Custody:
     (1)  Sales of Shares:
     a.   Sales in the United States
          --------------------------
          Investors buy their Shares at the Fund's next-determined net asset value after The Vanguard Group, Inc. receives their request. As long as their request is received before the close of trading on the New York Stock Exchange, generally 4 p.m. U.S. Eastern time, investors will buy their Shares at that day's net asset value.

     b.   Sales in Japan
          --------------
          In Japan, Shares of the Fund are offered on any Fund Business Day (i.e., any day on which the New York Stock Exchange is open for trading) when sales handling companies are open for business in Japan (with the exception of a day in which the next business day is a national holiday in Japan) during the subscription period mentioned in "10. Period of Subscription, Part I Information Concerning Securities" of the securities registration statement. A sales handling company shall provide to the investors a Contract Concerning a Foreign Securities Transactions Account (the "Contract") and receive from such investors an application for requesting the opening of a transactions account under the Contract. In the case of Vanguard Small-Cap Index Fund, minimum shares to open an account shall be 50 shares and integral multiples of 5 shares. Ongoing purchase shall be made in increments of 5 shares. The issue price for Shares during the subscription period shall be, in principal, the net asset value per Share next calculated after the Fund has received such application. The Trade Day in Japan is the day when the Sales Handling Company accepts the order. The payment and delivery shall be made in Yen on the fourth business day from and including the Trade Day. No sales charge is added in Japan, provided, however, that an Account Administration Fee at an annual rate of 0.70% multiplied by the Shareholder's average account balance shall be assessed upon each Shareholder quarterly in arrears. For Shareholder accounts which are redeemed partially or in full prior to the end of each quarter, the Account Administration Fee shall be charged on a pro rata basis and assessed at the time of each redemption. Quarterly assessments shall be net of any fees charged for partial redemptions during the quarter. An Account Administration Fee is compensation to the Distributor in Japan for providing account administration and related services. A consumption tax of 5% is added to the Account Administration Fee. Shareholders will receive from the Sales Handling Company a certificate of safekeeping in exchange for the purchase price. In such case payment shall be made in Yen in principal and the applicable exchange rate shall be the exchange rate which shall be based on the foreign exchange rate quoted in the Tokyo Foreign Exchange Market on the Trade Day and which shall be determined by the Sales Handling Company. The payment by the investor to the Distributor may be made in U.S. Dollars to the extent that the Sales Handling Companies can agree.

          In addition, the Sales Handling Companies in Japan who are members of the Japan Securities Dealers Association cannot continue sales of the Shares of the Fund in Japan when the net assets of the Fund are less than (Y)100,000,000 or the Shares otherwise cease to comply with the "Standards of Selection of Foreign Investment Fund Securities" established under the Rules of Foreign Securities Transactions by the Japanese Securities Dealers Association.

(2)  Repurchase of Shares:
     a.   Repurchase in the United States
          -------------------------------
          Investors can request a redemption of Shares at any time from their Fund account in any one of three ways: online (only for IRAs and other retirement accounts), by telephone (sell, but not exchange), or by mail. The transaction will be based on the Fund's next-determined Share price, subject to any special rules discussed in this document. No charge is made by the Fund for redemptions. The proceeds of a redemption may be more or less than the Shareholder's cost depending on the market value of the securities held by the Fund.

     b.   Repurchase in Japan
          -------------------
          Shareholders in Japan may at any time request repurchase of their Shares. Repurchase requests in Japan may be made to the Sales Handling Company on a Fund Business Day that is also a business day of the Sales Handling Companies in Japan (with the exception of a day in which the next business day is a national holiday in Japan). The Sales Handling Company shall send such requests to The Vanguard Group, Inc. 1 share is acceptable as the minimum redemption amount.

          The price a Shareholder in Japan will receive is the net asset value next calculated after the Fund receives the repurchase request from the Sales Handling Company. The payment of the price shall be made in Yen through the Sales Handling Companies pursuant to the Contracts or, if the Sales Handling Companies agree, in U.S. Dollars. The payment for repurchase proceeds shall be made on the fourth business day of the Sales Handling Companies in Japan from and including the Trade Day. Although the Account Administration Fee is funded from a Shareholder's account of Daiwa MRF and then DKA's MMF (balances invested for periods greater than thirty-days), if there is an insufficient balance, the Distributor may redeem Shareholder's Shares in the Fund or Funds in which the Shareholder is invested. If the Shareholder holds Shares in more than one Fund the Distributor shall redeem Shares in the following order:
               (i)  Vanguard Small-Cap Index Fund
               (ii) Vanguard Wellesley Income Fund
               (iii) Vanguard Total Stock Market Index Fund

          Please refer to "3. Management Structure, (A) Outline of Management of Assets, etc., 3. Management Fee, etc., (c) Account Administration Fee" in detail.

(3)  Suspension of Repurchase:
          The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange is closed, or trading on the Exchange is restricted as determined by the SEC, (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the SEC may permit.

          The Fund reserves the right to pay all or part of a Shareholder's redemption in-kind if fund management believes that a cash redemption would disrupt the funds' operation or performance. Under these circumstances, Vanguard also reserves the right to delay payment of redemption proceeds for up to seven days.

(4)  Conversion of Shares
          In Japan, Shares cannot be converted to securities of other classes or series of the Trust.
(5)  Custody of Shares:
          To eliminate the need for safekeeping, the Fund will not issue certificates for Shares.
D.   Miscellaneous:
     (1)  Duration and Liquidation:
          Unless terminated as provided in the Agreement and Declaration of the Trust, the Trust shall continue without limitation of time. The Trust may be terminated at any time by the Trustees upon 60 days prior written notice to the Shareholders. Any series may be terminated at any time by the Trustees upon 60 days prior written notice to the Shareholders of that series.
     (2)  Accounting Year:
          The accounts of the Fund will be closed each year on December 31.
     (3)  Authorized Shares:
          There is no prescribed authorized number of Shares, and Shares may be issued from time to time.
     (4)  Agreement and Declaration of Trust:
          Originals or copies of the Agreement and Declaration of Trust, as amended, are maintained in the office of the Trust and are made available for public inspection for the Shareholders. Originals or copies of the Agreement and Declaration of Trust, as amended, are on file in the United States with the Secretary of State of the State of Delaware. The Agreement and Declaration of Trust may be restated and/or amended at any time by an instrument in writing signed by a majority of the Trustees then holding office. Any such restatement and/or amendment thereto shall be effective immediately upon execution and approval. The Certificate of Trust of the Trust may be restated and/or amended by a similar procedure, and any such restatement and/or amendment shall be effective immediately upon filing with the Office of the Secretary of State of the State of Delaware or upon such future date as may be stated therein.

          In Japan, material changes in the Agreement and Declaration of Trust shall be published or notice thereof shall be sent to the Japanese Shareholders.

(B)  Outline of Disclosure System:
     (1)  Disclosure in U.S.A.:
          (i)  Disclosure to Shareholders
               In accordance with the 1940 Act, the Fund is required to send to its Shareholders annual and semi-annual reports containing financial information.
          (ii) Disclosure to the SEC
               The Trust has filed a registration statement with the SEC on Form N-1A; the Trust updates that registration statement periodically in accordance with the 1940 Act.

     (2)  Disclosure in Japan:
          a.   Disclosure to the Supervisory Authority
          (i) Disclosure Required under the Securities and Exchange Law: When the Trustees intend to offer the Shares of the Fund amounting to 100 million Yen or more in Japan, it shall submit to the Director of Kanto Local Finance Bureau of the Ministry of Finance the securities registration statement together with the copies of the Agreement and Declaration of Trust and the agreements with major related companies as attachments thereto. The said documents are made available for public inspection for the investors and any other persons who desire at Kanto Local Finance Bureau of the Ministry of Finance.
               The Sales Handling Companies of the Shares shall deliver to the investors prospectuses the contents of which are substantially identical to Part I and Part II of the securities registration statement. For the purpose of disclosure of the financial conditions, etc., the Trustees shall submit to the Director of Kanto Local Finance Bureau of the Ministry of Finance securities reports within 6 months of the end of each fiscal year, semi-annual reports within 3 months of the end of each semi-annual period and extraordinary reports from time to time when changes occur as to material subjects of the Fund. These documents are available for public inspection for the investors and any other persons who desire at Kanto Local Finance Bureau of the Ministry of Finance.
          (ii) Notifications, etc. under the Law Concerning Investment Trusts and Investment Companies

               If the Management Company conducts business of offering for sale Shares of the Fund, it must file in advance the prescribed matters on the Fund with the Commissioner of Financial Services Agency under the Law Concerning Investment Trusts and Investment Companies (the Law No.198, 1951) (hereinafter referred to as the "Investment Trusts Law"). In addition, if the Management Company amends the Agreement and Declaration of Trust, it must file in advance such amendment and the details thereof with the Commissioner of Financial Services Agency. Further, the Trustees must prepare the Management Report on the prescribed matters concerning the assets of the Fund under the Investment Trusts Law immediately after the end of each calculation period of the Fund and must file such Report with the Commissioner of Financial Services Agency.
          b.   Disclosure to Japanese Shareholders:
               If the Management Company makes any amendment to the Agreement and Declaration of Trust, the substance of which is important, it must give in advance public notice concerning its intention to make such amendment and the substance of such amendment at least 30 days prior to such amendment, and must deliver the written documents containing the above matters to the Shareholders known in Japan. Provided, however, that if the said written documents are delivered to all the Shareholders in Japan, the relevant public notice is not required to be given.
               The Japanese Shareholders will be notified of the material facts which would change their position and of notices from the Trustees, through the Sales Handling Companies.
               The above-described Management Report on the Fund will be sent to the Shareholders known in Japan.
(C)  Restrictions on Transactions with Interested Parties:
               The Fund may not sell, purchase or loan securities (excluding Shares in the Fund) or grant or receive a loan or loans to or from the adviser, corporate and domiciliary agent, or paying agent, the distributors and the authorized agents or any of their directors, officers or employees or any of their major Shareholders (meaning a Shareholder who holds, in his own or other name (as well as a nominee's name), more than 10% of the total issued and outstanding Shares of stock of such company) acting as principal, or for their own account, unless the transaction is made within the other restrictions set forth above and either (a) at a price determined by current publicly available quotations, or (b) at competitive prices or interest rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets.

4.       INFORMATION CONCERNING THE EXERCISE OF RIGHTS BY SHAREHOLDERS, ETC.
(A)  Rights of Shareholders and Procedures for Their Exercise:
                    Shareholders  in Japan must generally  register their Shares in their own name in order to exercise directly their rights as Shareholders. Therefore, the Shareholders in Japan who entrust the custody of their Shares to the Sales Handling Company cannot exercise directly their Shareholder rights, because their Shares are registered in the name of the Sales Handling Company. Shareholders in Japan may have the Sales Handling Companies exercise their rights on their behalf in accordance with the Contract with the Sales Handling Companies.
                    Shareholders  in Japan who do not  entrust  the  custody  of their Shares to the Sales Handling Companies may exercise their rights in accordance with their own arrangement under their own responsibility.
               The major rights enjoyed by Shareholders are as follows:
          (i)  Voting rights
               Shareholders of the Fund are entitled to vote on a matter if: (i) a Shareholder vote is required under the 1940 Act; (ii) the matter concerns an amendment to the Agreement and Declaration of Trust that would adversely affect to a material degree the rights and preferences of the Shares; or (iii) the Trustees determine that it is necessary or desirable to obtain a Shareholder vote. The 1940 Act requires a Shareholder vote under various circumstances, including to elect or remove Trustees upon the written request of Shareholders representing 10% or more of the Fund's net assets, and to change any fundamental policy of the Fund. Shareholders of the Fund receive one vote for each U.S. Dollar of net asset value owned on the record date, and a fractional vote for each fractional Dollar of net asset value owned on the record date, except where voting is otherwise required by law to be based on Share ownership. However, only the Shares of the Fund affected by a particular matter are entitled to vote on that matter. Voting rights are non-cumulative and cannot be modified without a majority vote. Shareholders in Japan are entitled to receive from the Sales Handling Companies pursuant to the Account Agreement to be entered between a Sales Handling Company and a Shareholder notices of the Fund, whereby Shareholders have the Sales Handling Company exercise their voting rights.
          (ii) Repurchase rights
               Shareholders are entitled to request repurchase of Shares at the Shares' Net Asset Value.
          (iii) Rights to receive dividends
               The Shareholders of the Fund are entitled to receive any dividends or other distributions declared by the Fund. No Shares have priority or preference over any other Shares of the Fund with respect to distributions. Distributions will be made from the assets of the Fund, and will be paid ratably to all Shareholders of the Fund according to the number of Shares of the Fund held by Shareholders on the record date.
          (iv) Right to receive distributions upon dissolution
               Shareholders of the Fund are entitled to receive distributions upon dissolution in proportion to the number of Shares then held by them, except as otherwise required.
          (v)  Right to inspect accounting books and the like
               Shareholders are entitled to inspect the Agreement and Declaration of Trust, and at the discretion of the Court, the accounting books and the minutes of any Shareholders' meetings.
          (vi) Right to Transfer Shares
               Shares are transferable within Japan to Japanese investors without restriction except as limited by applicable law.

(B)  Tax Treatment of Shareholders in Japan:
               The tax treatment of Shareholders in Japan shall be as follows:
          (1) The distributions to be made by the Fund will be treated as distributions made by a domestic investment trust.
          a. The distributions to be made by the Fund to Japanese individual Shareholders will be subject to separate taxation from other income (i.e., withholding of Japanese income tax at the rate of 15% and withholding of local taxes at the rate of 5% in Japan). In this case, no report concerning distributions will be filed with the Japanese tax authorities.
          b. The distributions to be made by the Fund to Japanese corporate Shareholders will be subject to withholding of Japanese income tax at the rate of 15% and to withholding of local taxes at the rate of 5% in Japan. In certain cases, the Payment Handling Companies, which are normally the Sales Handling Companies, will prepare a report concerning distributions and file such report with the Japanese tax authorities.
          c. The Fund's distribution of dividends, which include net investment income such as interest and net short-term capital gains, will be subject to withholding of U.S. federal income tax at the rate of 15% provided the Japanese investor and the record owner of the Shares submit the necessary documentation to qualify for the 15% rate under an applicable tax treaty. If for any reason the investor is not eligible for a reduced rate under an applicable tax treaty, a 30% U.S. withholding rate will apply. Distributions of net long-term realized capital gains will not be subject to withholding of U. S. federal income tax, and the full amount thereof will be subject to tax in Japan.
               If the Distributor obtains the necessary approval from the Japanese tax authorities, the Japanese withholding tax imposed on distributions as referred to in a. and b. above will be collected by way of the so-called "difference collecting method." In this method only the difference, if any, between the amount equivalent to 20% of the distributions before U.S. withholding tax and the amount of U.S. tax withheld will be collected in Japan. If the Distributor is unable to use the so-called "difference collecting method", the Distributor will withhold Japanese income tax at the full 20% rate, and Shareholders may obtain a credit for U.S. withholding taxes by submitting the appropriate claim form to the Japanese tax authorities.
          (2) The provisions of Japanese tax laws giving the privilege of a certain deduction from taxable income to corporations, which may apply to dividends paid by a domestic corporation, shall not apply.
          (3) Capital gains and losses arising from purchase and repurchase of the Shares shall be treated in the same way as those arising from purchase and sale of shares of a domestic investment trust. The distribution of the net liquidation assets shall be also treated in the same way as those arising from liquidation of a domestic investment trust.
(C)  Foreign Exchange Control in U.S.A.:
                    In the United States,  there are no foreign exchange control restrictions on remittance of dividends, repurchase money, etc. of the Shares to Japanese Shareholders.
(D)  Agent in Japan:
               Hamada & Matsumoto
               Kasumigaseki Building, 25th Floor
               2-5, Kasumigaseki 3-chome
               Chiyoda-ku, Tokyo
                    The  foregoing  law firm is the true and lawful agent of the
               Fund to  represent  and act for the Fund in Japan for the purpose of:
          (1) the receipt of any and all communications, claims, actions, proceedings and processes as to matters involving problems under the laws and the rules and regulations of the JSDA, and
          (2) representation in and out of court in connection with any and all disputes, controversies or differences regarding the transactions relating to the public offering, sale and repurchase in Japan of the Shares of the Fund.
                    The agent for the  registration  with the  Director of Kanto
               Local Finance Bureau of the Ministry of Finance of Japan of the public offering concerned as well as for the continuous disclosure and filing the notification with the Commissioner of the Financial Services Agency is the following person:
               Ken Miura
               Attorneys-at-law
               Hamada & Matsumoto
               Kasumigaseki Building, 25th Floor
               2-5, Kasumigaseki, 3-chome
               Chiyoda-ku, Tokyo
(E)  Jurisdiction:

                    Limited  only to  litigation  brought by Japanese  investors regarding transactions relating to (D)(2) above, the Fund have agreed that the following court has jurisdiction over such litigation and the Japanese law is applicable thereto:
               Tokyo District Court
               1-4, Kasumigaseki 1-chome
               Chiyoda-ku, Tokyo

5.   STATUS OF INVESTMENT FUND
(A)  Diversification of Investment Portfolio

        - VANGUARD SMALL-CAP INDEX FUND (Includes Institutional Shares)

                                                  (As of the end of April, 2001)
--------------------------------------------------------------------------------
                                                                Investment Ratio
Types of Assets    Name of Country      Market Value Total Dollar            (%)
--------------------------------------------------------------------------------
Common Stocks      United States          4,320,369,435.00                99.00
U.S. Treasury      United States          *   5,958,350.00                 0.14
--------------------------------------------------------------------------------
Sub-Total                                 4,326,327,785.00                99.14
--------------------------------------------------------------------------------
Cash, Deposit and
Other Assets (After
Deduction of Liabilities)                    37,642,506.61                 0.86
--------------------------------------------------------------------------------
     Total                            **  4,363,970,291.61                  100
(Net Asset Value)                      (539,169 million JPY)
--------------------------------------------------------------------------------

* U.S. Treasury amount includes mortgage-backed securities that are backed by the full faith and credit of the U.S. Government. Fund's assets did not include U.S. Treasury bills, notes, or bonds as of April 30, 2001.
** Net Asset Value For Investor Shares = $3,486,717,617.13.

Note:Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

(B)  Results of Past Operations
     (1)  Record of Changes in Net Assets
                    Record of changes in net assets at the end of the  following fiscal years and at the end of each months within one year prior to the end of April, 2001 is as follows:

               - VANGUARD SMALL-CAP INDEX FUND - INVESTOR SHARES
--------------------------------------------------------------------------------
                           Total Net Asset Value       Net Asset Value per Share
--------------------------------------------------------------------------------
                                 US$          Yen
                             (millions)    (millions)        US$         Yen
--------------------------------------------------------------------------------
The 31st Fiscal Year Ended
on September 30, 1991            111        13,714          12.03       1,486
--------------------------------------------------------------------------------
The 32nd Fiscal Year Ended
on September 30, 1992            202        24,957          12.63       1,560
--------------------------------------------------------------------------------
The 33rd Fiscal Year Ended
on September 30, 1993            432        53,374          16.23       2,005
--------------------------------------------------------------------------------
October 1, 1993-
January 31, 1994*                533        65,852          16.24       2,006
--------------------------------------------------------------------------------
The 34th Fiscal Year Ended
on December 31, 1994
(February 1, 1994 -
December 31, 1994)               605        74,748          14.99       1,852
--------------------------------------------------------------------------------
The 35th Fiscal Year Ended
on December 31, 1995             971       119,967          18.61       2,299
--------------------------------------------------------------------------------
The 36th Fiscal Year Ended
on December 31, 1996           1,713       211,641          20.23       2,499
--------------------------------------------------------------------------------
The 37th Fiscal Year Ended
on December 31, 1997           2,652       327,655          23.75       2,934
--------------------------------------------------------------------------------
The 38th Fiscal Year Ended
on December 31, 1998           2,768       341,986          21.20       2,619
--------------------------------------------------------------------------------
The 39th Fiscal Year Ended
on December 31, 1999           3,553       438,973          23.60       2,916
--------------------------------------------------------------------------------
The 40th Fiscal Year Ended
on December 31, 2000           3,577       441,938          19.44       2,402
================================================================================
2000 End of May                3,720       459,606          22.17       2,739
            June               4,096       506,061          24.26       2,997
            July               3,990       492,965          23.41       2,892
            August             4,269       527,435          25.19       3,112
            Septmeber          4,199       518,786          24.44       3,020
            October            4,032       498,154          23.38       2,889
            November           3,411       421,429          20.98       2,592
            December           3,577       441,938          19.44       2,402
2001 End of January            3,718       459,359          20.46       2,528
            February           3,425       423,159          19.11       2,361
            March              3,228       398,819          18.18       2,246
            April              3,487       430,819          19.59       2,420
--------------------------------------------------------------------------------

*Date of reorganization of Vanguard Small Capitalization Stock Fund into Vanguard Small-Cap Index Fund.

     (2)  Record of Distributions Paid
          Amount of distributions per Share for the following fiscal years and for each month during the current fiscal year are shown below.

               - VANGUARD SMALL-CAP INDEX FUND - INVESTOR SHARES
--------------------------------------------------------------------------------
                                                      Total Distributions
--------------------------------------------------------------------------------
                                                          US$       Yen
--------------------------------------------------------------------------------
The 31st Fiscal Year (10/1/90-9/30/91)                  0.320        40
--------------------------------------------------------------------------------
The 32nd Fiscal Year (10/1/91-9/30/92)                  0.470        58
--------------------------------------------------------------------------------
The 33rd Fiscal Year (10/1/92-9/30/93)                  0.330        41
--------------------------------------------------------------------------------
10/1/93-1/31/94                                         1.100       136
--------------------------------------------------------------------------------
The 34th Fiscal Year (2/1/94-12/31/94)                  0.590        73
--------------------------------------------------------------------------------
The 35th Fiscal Year (10/1/95-12/31/95)                 0.680        84
--------------------------------------------------------------------------------
The 36th Fiscal Year (10/1/96-12/31/96)                 1.710       211
--------------------------------------------------------------------------------
The 37th Fiscal Year (1/1/97-12/31/97)                  1.389       172
--------------------------------------------------------------------------------
The 38th Fiscal Year (1/1/98-12/31/98)                  1.854       229
--------------------------------------------------------------------------------
The 39th Fiscal Year (1/1/99-12/31/99)                  2.347       290
--------------------------------------------------------------------------------
The 40th Fiscal Year (1/1/00-12/31/00)                  3.285       406
================================================================================
2000 End of May                                           --        --
            June                                          --        --
            July                                          --        --
            August                                        --        --
            September                                     --        --
            October                                       --        --
            November                                      --        --
            December                                    3.070       379
2001 End of January                                       --        --
            February                                      --        --
            March                                         --        --
            April                                         --        --
--------------------------------------------------------------------------------

     (3)  Miscellaneous
          (i)  Total Return
                    Total  Return  reflects  the past  performance  and  doesn't indicate the future performance. The price of shares, yield and return by the actual investment may fluctuate, when the investors sell the units, they may get gain or loss. The annual average return includes the fluctuation of the price of the shares, distribution and capital gains.

-----------------------------------------------------------------------------------------------------------------
past 1 month         past 1 year     past 3 years     past 5 years      past 10 years    since the establishment*
-----------------------------------------------------------------------------------------------------------------
  7.76%                -2.41%           2.04%            9.21%             13.38%               11.30%
-----------------------------------------------------------------------------------------------------------------

* The date of the establishment is October 3, 1960.


          (ii) annual performance
--------------------------------------------------------------------------------
Year             Capital Return            Income Return            Total Return
--------------------------------------------------------------------------------
2000                 -3.88%                    1.21%                    -2.67%
--------------------------------------------------------------------------------
1999                 21.79%                    1.34%                    23.13%
--------------------------------------------------------------------------------
1998                 -3.97%                    1.36%                    -2.61%
--------------------------------------------------------------------------------
1997                 23.18%                    1.41%                    24.59%
--------------------------------------------------------------------------------
1996                 16.63%                    1.48%                    18.12%
--------------------------------------------------------------------------------
1995                 27.19%                    1.55%                    28.74%
--------------------------------------------------------------------------------
1994                 -1.94%                    1.43%                    -0.51%
--------------------------------------------------------------------------------
1993                 17.38%                    1.32%                    18.70%
--------------------------------------------------------------------------------
1992                 16.69%                    1.52%                    18.20%
--------------------------------------------------------------------------------
1991                 43.04%                    2.22%                    45.26%
--------------------------------------------------------------------------------
1990                -19.77%                    1.64%                   -18.13%
--------------------------------------------------------------------------------
1989                  9.43%                    1.11%                    10.54%
--------------------------------------------------------------------------------
1988                 24.04%                    0.59%                    24.63%
--------------------------------------------------------------------------------
1987                 -6.98%                   -0.00%                    -6.98%
--------------------------------------------------------------------------------
1986                  0.19%                   -0.00%                     0.19%
--------------------------------------------------------------------------------
1985                 21.47%                    1.56%                    23.03%
--------------------------------------------------------------------------------
1984                -25.17%                   -0.00%                   -25.17%
--------------------------------------------------------------------------------
1983                 18.17%                   -0.00%                    18.17%
--------------------------------------------------------------------------------
1982                 43.48%                    2.97%                    46.45%
--------------------------------------------------------------------------------
1981                 -2.88%                    0.00%                    -2.88%
--------------------------------------------------------------------------------

(iii) monthly performance

-------------------------------------------------------------------------------------------------------
             Net Asset                 Net Asset                  Net Asset                   Net Asset
             Value in                  Value in                   Value in                    Value in
             dollar(%)                 dollar(%)                  dollar(%)                   dollar(%)
-------------------------------------------------------------------------------------------------------
June,         0.27         March,       3.07          December,    2.81          September,    7.53
 1990                       1993                       1995                       1998
-------------------------------------------------------------------------------------------------------
July,        -4.27         April,      -2.84          January,     0.16          October,      4.21
 1990                       1993                       1996                       1998
-------------------------------------------------------------------------------------------------------
August,     -12.91         May,         4.25          February,    3.43          November,     5.31
 1990                       1993                       1996                       1998
-------------------------------------------------------------------------------------------------------
September,   -8.85         June,        0.27          March,       1.87          December,     6.23
 1990                       1993                       1996                       1998
-------------------------------------------------------------------------------------------------------
October,     -5.96         July,        0.93          April,       5.59          January,      1.23
 1990                       1993                       1996                       1999
-------------------------------------------------------------------------------------------------------
November,     7.84         August,      4.23          May,         3.93          February,    -8.11
 1990                       1993                       1996                       1999
-------------------------------------------------------------------------------------------------------
December,     4.54         September,   2.85          June,       -3.79          March,        1.48
 1990                       1993                       1996                       1999
-------------------------------------------------------------------------------------------------------
January,      8.58         October,     2.59          July,       -8.45          April,        8.87
 1991                       1993                       1996                       1999
-------------------------------------------------------------------------------------------------------
February,    11.38         November,   -2.88          August,      5.94          May,          1.67
 1991                       1993                       1996                       1999
-------------------------------------------------------------------------------------------------------
March,        6.91         December,    3.29          September,   3.76          June,         5.83
 1991                       1993                       1996                       1999
-------------------------------------------------------------------------------------------------------
April,       -0.44         January,     3.64          October,    -1.45          July,        -2.24
 1991                       1994                       1996                       1999
-------------------------------------------------------------------------------------------------------
May,          4.36         February,   -0.37          November,    4.36          August,      -3.79
 1991                       1994                       1996                       1999
-------------------------------------------------------------------------------------------------------
June,        -5.45         March,      -5.07          December,    2.41          September,   -0.14
 1991                       1994                       1996                       1999
-------------------------------------------------------------------------------------------------------
July,         3.69         April,       0.72          January,     2.27          October,      0.37
 1991                       1994                       1997                       1999
-------------------------------------------------------------------------------------------------------
August,       4.08         May,        -0.84          February,   -2.46          November,     5.98
 1991                       1994                       1997                       1999
-------------------------------------------------------------------------------------------------------
September,    0.42         June,       -3.26          March,      -4.74          December,    11.46
 1991                       1994                       1997                       1999
-------------------------------------------------------------------------------------------------------
October,      2.74         July,        1.75          April,       0.37          January,     -1.69
 1991                       1994                       1997                       2000
-------------------------------------------------------------------------------------------------------
November,    -4.94         August,      5.50          May,        11.08          February,    16.51
 1991                       1994                       1997                       2000
-------------------------------------------------------------------------------------------------------
December,     8.05         September,  -0.31          June,        5.24          March,       -6.69
 1991                       1994                       1997                       2000
-------------------------------------------------------------------------------------------------------
January,      7.96         October,    -0.38          July,        5.43          April,       -5.96
 1992                       1994                       1997                       2000
-------------------------------------------------------------------------------------------------------
February,     3.50         November,   -3.92          August,      2.24          May,         -5.78
 1992                       1994                       1997                       2000
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
March,       -3.38         December,    2.57          September,   7.26          June,         9.29
 1992                       1994                       1997                       2000
-------------------------------------------------------------------------------------------------------
April,       -3.04         January,    -1.00          October,    -4.42          July,        -3.38
 1992                       1995                       1997                       2000
-------------------------------------------------------------------------------------------------------
May,          1.18         February,    3.64          November,   -0.52          August,       7.60
 1992                       1995                       1997                       2000
-------------------------------------------------------------------------------------------------------
June,        -4.80         March,       2.15          December,   1.66           September,   -2.98
 1992                       1995                       1997                       2000
-------------------------------------------------------------------------------------------------------
July,         3.58         April,       2.23          January,    -1.60          October,     -4.34
 1992                       1995                       1998                       2000
-------------------------------------------------------------------------------------------------------
August,      -2.44         May,         1.87          February,    7.49          November,   -10.27
 1992                       1995                       1998                       2000
-------------------------------------------------------------------------------------------------------
September,    1.69         June,        4.95          March,       4.15          December,     8.61
 1992                       1995                       1998                       2000
-------------------------------------------------------------------------------------------------------
October,      3.17         July,        5.82          April,       0.50          January,      5.25
 1992                       1995                       1998                       2001
-------------------------------------------------------------------------------------------------------
November,     6.98         August,      2.15          May,        -5.36          February,    -6.60
 1992                       1995                       1998                       2001
-------------------------------------------------------------------------------------------------------
December,     3.36         September,   1.72          June,       -0.16          March,       -4.87
 1992                       1995                       1998                       2001
-------------------------------------------------------------------------------------------------------
January,      3.77         October,    -4.34          July,       -7.98          April,        7.76
 1993                       1995                       1998                       2001
-------------------------------------------------------------------------------------------------------
February,    -1.85         November,    3.93          August,    -19.29
 1993                       1995                       1998
-------------------------------------------------------------------------------------------------------



          (iv) The contents of the portfolio
--------------------------------------------------------------------------------
The number of the shares                                   1,680
The aggregate market value                                 1 billion Dollars
PER                                                        24.9
PBR                                                        2.2
ROE                                                        14.6%
The rate of gain                                           13.7%
The fluctuation of sell and purchase                       49.0%
Cash ratio                                                 0.0%
--------------------------------------------------------------------------------


          (v)  Risk analysis
--------------------------------------------------------------------------------
R Square                 0.46
Beta                     0.90
--------------------------------------------------------------------------------
* R Square and Bata is calculated based on the return during 36 months compared with Standard & Poors 500 Index.
* "R Square" means the benchmark how the performance of the portfolio explain the return of the index.
* "Beta" means the benchmark between the fluctuation of the total market or index and the past price.


(4)  Record of Sales and Repurchase
          Record of sales and repurchase as of the end of each fiscal year and number of outstanding Share of the Fund as of the end of each fiscal year are as follows.

                     Small-Cap Index Fund - Investor Shares
                     --------------------------------------

          [NOTE: FISCAL YEAR OF THIS FUND WAS 9/30 UNTIL IT BECAME A SERIES OF VANGUARD INDEX FUNDS IN 2/1994.]

--------------------------------------------------------------------------------
                          Number of         Number of             Number of Out-
                          Shares Sold       Shares Repurchased   standing Shares
                            (000)               (000)                 (000)
--------------------------------------------------------------------------------
The 31st Fiscal Year        6,584             (1,970)                 9,266
(10/1/90-9/30/91)             (-)                 (-)                   (-)
--------------------------------------------------------------------------------
The 32nd Fiscal Year       11,026             (4,322)                15,970
(10/1/91-9/30/92)             (-)                 (-)                   (-)
--------------------------------------------------------------------------------
The 33rd Fiscal Year       15,308             (4,663)                26,615
(10/1/92-9/30/93)             (-)                 (-)                   (-)
--------------------------------------------------------------------------------
(10/1/93-1/31/94)           8,445             (2,214)                32,846
--------------------------------------------------------------------------------
The 34th Fiscal Year       13,095             (5,550)                40,390
(2/1/94-12/31/94)             (-)                 (-)                   (-)
--------------------------------------------------------------------------------
The 35th Fiscal Year       18,627             (6,821)                52,196
(1/1/95-12/31/95)             (-)                 (-)                   (-)
--------------------------------------------------------------------------------
The 36th Fiscal Year       43,270            (10,771)                84,695
(1/1/96-12/31/96)             (-)                 (-)                   (-)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The 37th Fiscal Year       54,449            (27,476)              111,668
(1/1/97-12/31/97)              (-)                (-)                   (-)
--------------------------------------------------------------------------------
The 38th Fiscal Year       52,831            (33,911)              130,588
(1/1/98-12/31/98)              (-)                (-)                   (-)
--------------------------------------------------------------------------------
The 39th Fiscal Year       61,104            (41,158)              150,533
(1/1/99-12/31/99)              (-)                (-)                   (-)
--------------------------------------------------------------------------------
The 40th Fiscal Year       84,864            (51,370)              184,027
(1/1/00-12/31/00)         (47,335)            (2,397)              (44,938)
--------------------------------------------------------------------------------

II. OUTLINE OF THE TRUST

(A)  Law of Place of Incorporation
               The Trust was organized as a Pennsylvania business trust in 1975, and was reorganized as a Delaware business trust in July, 1998. The
          Fund is registered with the SEC under the 1940 Act as an open-end, diversified management investment company.

(B)  Outline of the Supervisory Authority
               Refer to I - l (B) Outline of the Supervisory Authority.
(C)  Purpose of the Trust
               The Trust was established to conduct, operate, and carry on the business of a management investment company registered under the 1940 Act through one or more series investing primarily in securities.
(D)  History of the Trust
               December 31, 1975 Organization of the Trust as a Pennsylvania business trust.
               July 24, 1998 Reorganization as Delaware business trust.
(E)  Amount of Capital Stock
               Not applicable.
(F)  Structure of the Management of the Trust
               The Trustees have exclusive and absolute control over the Trust Property and over the business of the Trust to the same extent as if the Trustees were the sole owners of the Trust Property and business in their own right, but with such powers of delegation as may be permitted by the Agreement and Declaration of Trust. The Agreement and Declaration of Trust provides that the Trustees have the power to do all things and execute all instruments as the Trustees deem necessary, proper or desirable in order to promote the interests of the Trust.
               The number of Trustees shall be from 1 to 15 as fixed from time to time by the Trustees. If any vacancies shall exist, the remaining Trustees shall fill such vacancy by appointing such other individual as they in their discretion shall see fit. A Trustee may be removed at any meeting of Shareholders by a vote of two-thirds of the outstanding Shares of each series. The Trustees shall hold office during the lifetime of this Trust and until its termination or until he or she resigns, is removed or dies.

               The Trustees of the Trust are authorized by the Agreement and Declaration of Trust to issue Shares and to authorize the division of Shares into one or more series. The assets of each series shall irrevocably belong to that series for all purposes. The variations in the relative rights, privileges and preferences as between the different series shall be fixed and determined by the Trustees. The Trustees may authorize the division of Shares of any series into Shares of one or more classes of such series, with such variations between classes as may be approved by the Board of Trustees.
               Under the Agreement and Declaration of Trust, the Shareholders have the power, as and to the extent provided therein, to vote only
          (i) for the election or removal of Trustees as provided in Article IV,
          Section 1 of the Agreement and Declaration of Trust, and (ii) with respect to such additional matters relating to the Trust as may be required by the applicable provisions of the 1940 Act, including
          Section 16(a) thereof, and (iii) on such other matters as the Trustees may consider necessary or desirable unless otherwise required by law, each Shareholder shall have one vote for each U.S. Dollar (and a fractional vote for each fractional Dollar) of the net asset value of each Share (including fractional Shares) held by such Shareholder on the record date on each matter submitted to a vote at a meeting of Shareholders. There shall be no cumulative voting in the election of Trustees. Votes may be made in person or by proxy. A proxy purporting to be executed by or on behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise and the burden of proving invalidity shall rest on the challenger.
               Meetings of the Shareholders may be called by the Trustees. A meeting of Shareholders may be held at any place designated by the Trustees. Written notice of any meeting of Shareholders shall be given or caused to be given by the Trustees by delivering personally or mailing such notice not more than ninety (90), nor less than ten (10) days before such meeting, postage prepaid, stating the time and place of the meeting, to each Shareholder at the Shareholder's address as it appears on the records of the Trust.
               Except as otherwise provided by the 1940 Act or in the Agreement and Declaration of Trust, at any meeting of Shareholders, the presence in person or by proxy of the holders of record of Shares issued and outstanding and entitled to vote representing more than fifty percent of the total combined net asset value of all Shares issued and outstanding and entitled to vote shall constitute a quorum for the transaction of any business at the meeting. Any meeting of Shareholders may be adjourned from time to time by a majority of the votes properly cast upon the question of adjourning a meeting to another date and time, whether or not a quorum is present, and the meeting may be held as adjourned within a reasonable time after the date set for the original meeting without further notice.
                    The Trustees are authorized by the Agreement and Declaration of Trust to adopt By-Laws not inconsistent with the Agreement and Declaration of Trust to provide for the conduct of the business of the Trust. The By-Laws contemplate that the Trustees shall elect a Chairman, a President, a Treasurer and a Secretary. The Trustees may elect or appoint such other officers or agents as the business of the Trust may require. The Trustees may delegate to any officer or committee the power to appoint any subordinate officers or agent. The Trustees may amend or repeal the By-Laws of the Trust to the extent such power is not reserved to the Shareholders.
                    The Trustees may in their discretion  provide for regular or stated meetings of the Trustees. Notice of regular or stated meetings need not be given. Meetings of the Trustees other than regular or stated meetings shall be held whenever called by the Chairman or by any Trustee. Notice of the time and place of each meeting other than regular or stated meetings shall be mailed to each Trustee at least two days before the meeting, or shall be telegraphed, cabled, or wirelessed to each Trustee, or personally delivered to him or her at least one day before the meeting.
                    A majority of the Trustees  present in person at any regular or special meeting of the Trustees shall constitute a quorum for the transaction of business at such meeting. Except as otherwise required by law, the Agreement and Declaration of Trust or the Trust's By-Laws, any action to be taken by the Trustees may be taken by a majority of the Trustees present at a meeting at which a quorum is present, or by written consent of all of the Trustees.
                    The Agreement and  Declaration of Trust contains  provisions for the indemnification of Trustees, officers and Shareholders of the Trust under the circumstances and on the terms specified therein.
(G)  Information Concerning Major Shareholders
                    As of the date hereof,  no person owned of record 5% or more of the outstanding Shares of the Fund.

(H)  Information  Concerning Directors,  Officers and Employees

          (1)  Trustees and Officers of the Trust

                                                              (as of the end of April, 2001)
-----------------------------------------------------------------------------------------------------------------------
Name                         Office and Title       Resume                                            Small-Cap Index
-----------------------------------------------------------------------------------------------------------------------
John J. Brennan              Chairman, Chief        Chairman, Chief Executive Officer and                   0
                             Executive Officer      President of The Vanguard Group, Inc.
                             and Trustee
-----------------------------------------------------------------------------------------------------------------------
JoAnn Heffernan Heisen       Trustee                Vice President, Chief Information Officer, and          0
                                                    member of the Executive Committee of Johnson
                                                    and Johnson, Director of Johnson &
                                                    Johnson*Merck Consumer Pharmaceuticals Co., The
                                                    Medical Center at Princeton, and Women's
                                                    Research and Education Institute.
-----------------------------------------------------------------------------------------------------------------------
Bruce K. MacLaury            Trustee                President Emeritus of The Brookings                     0
                                                    Institution; Director of American Express Bank,
                                                    Ltd., The St Paul Companies, Inc., and National
                                                    Steel Corp.
-----------------------------------------------------------------------------------------------------------------------
Burton G. Malkiel            Trustee                Chemical Bank Chairman's Professor of                   0
                                                    Economics, Princeton University; Director of
                                                    Prudential Insurance Co. of America, Banco
                                                    Bilbao Gestinova, Baker Fentress & Co., The
                                                    Jeffrey Co., and Select Sector SPDR Trust.
-----------------------------------------------------------------------------------------------------------------------
Alfred M. Rankin, Jr.        Trustee                Chairman, President, Chief Executive Officer,           0
                                                    and Director of NACCO Industries; and Director
                                                    of the BFGoodrich Co.
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
James O. Welch, Jr.          Trustee                Retired Chairman of Nabisco Brands, Inc.;               0
                                                    retired Vice Chairman and Director of RJR
                                                    Nabisco; Director of TECO Energy, Inc., and
                                                    Kmart Corp.
-----------------------------------------------------------------------------------------------------------------------
J. Lawrence Wilson           Trustee                Retired Chairman of Rohm & Haas Co.; Directo       2,875.942
                                                    of Cummins Engine Co., The Mead Corp., and
                                                    AmeriSource Health Corp.; and Trustee of
                                                    Vanderbilt University.
-----------------------------------------------------------------------------------------------------------------------
Raymond J. Klapinsky         Secretary              Managing Director of The Vanguard Group, Inc.;          0
                                                    Secretary of The Vanguard Group, Inc. and of
                                                    each of the investment companies in The
                                                    Vanguard Group.
-----------------------------------------------------------------------------------------------------------------------
Thomas J. Higgins            Treasurer              Principal of The Vanguard Group, Inc.;                  0
                                                    Treasurer of each of the investment companies
                                                    in The Vanguard Group.
-----------------------------------------------------------------------------------------------------------------------
Robert D. Snowden            Controller             Principal of The Vanguard Group, Inc.;                  0
                                                    Controller of each of the investment companies
                                                    in The Vanguard Group.
-----------------------------------------------------------------------------------------------------------------------

(2)  Employees of the Trust
          The Trust does not have any employees.
(I)  Description of Business and Outline of Operation
          The Trust may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Trust has retained The Vanguard Group, Inc., as Investment Management Company, to render investment management services, The Chase Manhattan Bank, as Custodian, to hold the assets of the Fund in custody, and The Vanguard Group, Inc. to act as the Transfer and Dividend-Paying Agent.
(J)  Miscellaneous
(1)  Changes of Trustees and Officers

          Trustees may be removed by, among other things, a vote of two-thirds of the outstanding Shares of each series. In the event of vacancy, the remaining Trustees may fill such vacancy by appointing such other person as they in their discretion shall see fit. The Trustees may add to their number as they consider appropriate, provided, however, that the number of Trustees shall in no event be more than 15. The Trustees may elect and remove officers as they consider appropriate.
(2)  Amendment to the Agreement and Declaration of Trust
          Generally, approval of Shareholders is required to amend the Agreement and Declaration of Trust, except for certain matters such as change of name, designation of a series, any change which does not adversely affect the economic value or legal rights of a Shareholder, or changes deemed advisable by the Trustees to conform the Agreement and Declaration of Trust to the requirements of applicable laws.
(3)  Litigation and Other Significant Events
          Nothing which has or which would have a material adverse effect on the Trust has occurred which has not been disclosed. The fiscal year end of the Fund is December 31.

III. OUTLINE OF THE OTHER RELATED COMPANIES

(A) The Vanguard Group, Inc. (the "Investment Manager" and the "Transfer and Dividend-Paying Agent")
(1)  Amount of Capital as of the end of April, 2001
     US$ 100,025,410 (\12,358,139,406)
(2)  Description of Business
     The  Vanguard  Group,  Inc.  was  established  in 1974  under  the  laws of
     Pennsylvania and is registered as an investment adviser under the Investment Advisers Act of 1940. The Vanguard Group, Inc. was established and operates under an Amended and Restated Funds' Service Agreement which was approved by the Shareholders of the Fund and other members of The Vanguard Group of Investment Companies (separately, the "Vanguard Funds"). The Amended and Restated Funds' Service Agreement provides that each Vanguard Fund may be called upon to invest up to 0.40% of its current net assets in The Vanguard Group, Inc. as contributions to Vanguard's capitalization, and that there is no limit on the U.S. Dollar amount that each Vanguard Fund may contribute to Vanguard's capitalization. The amounts which each of the Vanguard Funds has invested are adjusted from time to time in order to maintain the proportionate relationship between each Vanguard Fund's relative net assets and its contribution to Vanguard's capital. At December 31, 2000, the Fund had contributed capital of U.S. $792,000 to The Vanguard Group, Inc. representing 0.02% of the Fund's net assets, and 0.8% of Vanguard's capitalization.
(3)  Outline of Business Relationship with the Fund
     The Vanguard Group, Inc. acts as investment manager and transfer and dividend-paying agent to the Fund.
(B)  The Chase Manhattan Bank (the "Custodian")
(1)  Amount of Capital as of the end of April, 2001
     US$ 714 billion (approximately \ 88,215 trillion )
(2)  Description of Business
     The Chase Manhattan Bank engages in business as a financial institution.
(3)  Outline of Business Relationship with the Fund
     The Chase Manhattan Bank acts as custodian and renders custody services to the Fund.
(C)  Monex, Inc. (the "Agent Company" and the "Distributor in Japan")

(1)  Amount of Capital:
     6,101,264,347 as of the end of April, 2001.
(2)  Description of Business:
     Monex, Inc. engages in business as a securities company in Japan.
(3)  Outline of Business Relationship with the Fund:
     Monex, Inc. acts as the Agent Company and the Distributor in Japan.
(D)  Capital Relationships
     The Fund contributed to 0.8% of capitalization of The Vanguard Group, Inc as of December 31, 2000
(E)  Interlocking Directors

--------------------------------------------------------------------------------
                                Trust                   Investment Manager
--------------------------------------------------------------------------------
John J. Brennan                Chairman                 Chairman, President and
                          Chief Executive Officer       Chief Executive Officer
                               Trustee
--------------------------------------------------------------------------------
JoAnn Heffernan Heisen         Trustee                  Director
--------------------------------------------------------------------------------
Burton G. Malkiel              Trustee                  Director
--------------------------------------------------------------------------------
Alfred M. Rankin, Jr.          Trustee                  Director
--------------------------------------------------------------------------------
James O. Welch, Jr.            Trustee                  Director
--------------------------------------------------------------------------------
J. Lawrence Wilson             Trustee                  Director
--------------------------------------------------------------------------------

IV.  FINANCIAL CONDITIONS OF THE FUND
1.   FINANCIAL STATEMENTS
a. The following financial statements in the Japanese language of the Fund for the recent two years are the translations into the Japanese language of its original audited financial statements prepared by the Fund (except for Japanese Yen amount converted). These translations are incorporated into this document by application of the proviso of the Article 127-5 of the "Regulations Concerning the Terms, Forms and Methods of Preparation of Financial Statements, Etc. (Ministry of Finance Ordinance No. 59 of 1963)" in accordance with the "Ministerial Ordinance re: Disclosure of Information, Etc. of the Specified Securities (Ministry of Finance Ordinance No. 22 of 1993)".

     The above original financial statements of the Fund are audited by PricewaterhouseCoopers LLP who are the auditors in the Fund's home country. Its audit reports are obtained as shown on the following pages.

b.   The  original  financial  statements  of the  Fund  are  expressed  in U.S.
     Dollars. The Japanese translations of the financial statements contain certain Japanese Yen amounts converted. Such conversion is made at the rate which is the mean of T.T. selling and buying exchange rates vis-a-vis customers quoted by The Bank of Tokyo-Mitsubishi, Ltd. on April 27, 2001 (US$1=(Y)123.55). The Yen amounts are rounded in thousands.

2.   CONDITION OF THE FUND- - VANGUARD SMALL-CAP INDEX FUND (a)
     Statement of Net Assets
     (As of the end of April, 2001) (Including Institutional Shares)

--------------------------------------------------------------------------------
                                                  (As of the end of April, 2001)
--------------------------------------------------------------------------------
                                US$                             JPY
                                                 (in thousands except column e.)
--------------------------------------------------------------------------------
a. Total Assets           4,512,498,849.10              557,519,232.81
--------------------------------------------------------------------------------
b. Total Liabilities        148,528,557.50               18,350,703.28
--------------------------------------------------------------------------------
c. Total Net Assets      *4,363,970,291.60              539,168,529.53
        (a-b)
--------------------------------------------------------------------------------
d. Total Number of
   Shares Outstanding     **222,793,543.52
                                    shares
--------------------------------------------------------------------------------
e. Net Asset Value
   per Share (c/d)                ***19.59                       2,420
--------------------------------------------------------------------------------
*    Total Net Assets for Investor Shares = $3,486,717,617.13.
**   Total Number of Shares Outstanding for Investor Shares = 178,022,308.5730.
***  Net Asset Value Per Share for Investor Shares = $19.59.

Names of Major Portfolio Equity Shares (Top 30 Equity Shares)

                                                     As of the end of April 2001
------------------------------------------------------------------------------------------------------------------------------------
                                                            Shares         Acquisition Cost             Current Value     Investment
                              Name of                       as of                          $$         Market          $$       Ratio
No.  Name of Issue            Country    Business           6/30/2000       Cost        per Share     Value        per Share     (%)
------------------------------------------------------------------------------------------------------------------------------------
 1   CAREMARK RX, INC.          U.S.     Healthcare Facilities
       CUSIP 141705103                                      1,155,852      8,646,236.08    7.48      18,320,254.20    15.85     0.42
 2   AMERICREDIT CORP.          U.S.     Consumer Financial
       CUSIP 03060R101                    Services            392,700      4,881,051.61   12.43      18,205,572.00    46.36     0.42
 3   ABERCROMBIE & FITCH CO.    U.S.     Retail               457,432      5,174,793.63   11.31      15,232,485.60    33.30     0.35
       CUSIP 002896207
 4   AMERISOURCE HEALTH CORP.   U.S.     Healthcare Facilities
       CUSIP 03071P102                                        263,600      5,641,260.32   21.40      14,234,400.00    54.00     0.33
 5   MDU RESOURCES GROUP, INC.  U.S.     Natural Resource     329,787      6,581,275.15   19.96      13,191,480.00    40.00     0.30
       CUSIP 552690109
 6   ASTORIA FINANCIAL CORP.    U.S.     S&L/Savings Banks    225,000      6,085,485.16   27.05      13,018,500.00    57.86     0.30
       CUSIP 046265104
 7   CENTEX CORP.               U.S.  Construction Services   298,300      6,945,259.61   23.28      12,871,645.00    43.15     0.29
       CUSIP 152312104
 8   INVITROGEN CORP.           U.S.     Biotechnology and Drugs
       CUSIP 46185R100                                        179,378      5,380,219.41   29.99      12,647,942.78    70.51     0.29
 9   LABORATORY CORP. OF        U.S.     Healthcare Facilities
      AMERICA HOLDINGS                                         88,865      8,802,479.89   99.05      12,529,965.00   141.00     0.29
       CUSIP 50540R409
10   ENZON, INC.                U.S.     Biotechnology and Drugs
       CUSIP 293904108                                        209,600      5,598,474.24   26.71      12,496,352.00    59.62     0.29
11   BERGEN BRUNSWIG            U.S.     Personal and
      CORP. CLASS A                       Household Products  677,700      5,432,377.40    8.02      12,401,910.00    18.30     0.28
       CUSIP 083739102
12   LEAR CORP.                 U.S.  Textiles-nonapparel     320,700      6,774,065.60   21.12      11,545,200.00    36.00     0.26
     CUSIP 521865105
13   INVESTORS FINANCIAL        U.S.     Investment Services
      SERVICES CORP.                                          159,304      3,406,810.21   21.39      11,396,608.16    71.54     0.26
       CUSIP 461915100
14   VARIAN MEDICAL             U.S.     Medical Equipment
      SYSTEMS, INC.                       and Supplies        164,700      4,398,868.99   26.71      11,347,830.00    68.90     0.26
       CUSIP 92220P105
15   PACTIV CORP.               U.S.     Plastic and Paper    811,200      6,741,736.73    8.31      11,340,576.00    13.98     0.26
       CUSIP 695257105
16   HEALTH NET INC.            U.S.     Insurance (accident
                                         and health)          522,070      6,974,800.63   13.36      11,250,608.50    21.55     0.26
       CUSIP 42222G108
17   COMMERCE BANCORP, INC.     U.S. Financial:Regional Banks 160,559      4,649,218.48   28.96      11,078,571.00    69.00     0.25
       CUSIP 200519106
18   LENNAR CORP.               U.S.  Construction Services   243,970      5,108,227.67   20.94      10,678,566.90    43.77     0.24
       CUSIP 526057104
19   NEWPORT NEWS               U.S.  Water Transportation    165,000      4,252,016.33   25.77      10,667,250.00    64.65     0.24
      SHIPBUILDING INC.
       CUSIP 652228107
20   CROSS TIMBERS OIL CO.      U.S.  Oil and Gas Operations  387,237      4,072,494.65   10.52      10,513,484.55    27.15     0.24
       CUSIP 227573102
21   OMNICARE, INC.             U.S.     Retail Drugs         462,800      5,493,566.11   11.87      10,274,160.00    22.20     0.24
       CUSIP 681904108
22   ARTHUR J GALLAGHER & CO.   U.S.     Insurance (miscellaneous)
                                                              405,600      4,916,579.54   12.12      10,229,232.00    25.22     0.23
       CUSIP 363576109
23   SHAW GROUP, INC.           U.S.     Miscellaneous Fabricated
                                          Products            176,600      4,377,272.52   24.79      10,066,200.00    57.00     0.23
       CUSIP 820280105
24   ALLIED CAPITAL CORP.       U.S.     Miscellaneous Financial
                                          Services            430,800      9,013,691.36   20.92      10,024,716.00    23.27     0.23
       CUSIP 01903Q108
25   LINCARE HOLDINGS, INC.     U.S.  Healthcare Facilities   200,700      5,972,329.50   29.76      10,008,909.00    49.87     0.23
       CUSIP 532791100
26   CONECTIV, INC.             U.S.     Power and Light      443,400      7,304,706.48   16.47       9,887,820.00    22.30     0.23
       CUSIP 206829103
27   PRECISION CASTPARTS CORP.  U.S.  Aerospace and Defense   257,600      6,414,080.27   24.90       9,623,936.00    37.36     0.22
       CUSIP 740189105
28   EATON VANCE CORP.          U.S.  Investment Services     294,200      2,443,524.87    8.31       9,502,660.00    32.30     0.22
       CUSIP 278265103
29   PIONEER NATURAL            U.S.     Oil and Gas Operations
      RESOURCES CO.                                           494,900      5,572,571.20   11.26       9,457,539.00    19.11     0.22
       CUSIP 723787107
30   TELEFLEX INC.              U.S.     Electronic Instruments
                                          and Controls        193,200      7,245,073.20   37.50       9,449,412.00    48.91     0.22
       CUSIP 879369106
------------------------------------------------------------------------------------------------------------------------------------

V.   SUMMARY OF INFORMATION CONCERNING FOREIGN INVESTMENT FUND SECURITIES

1.   Transfer of the Shares
          The transfer agent for the Shares is The Vanguard Group, Inc., whose address is 100 Vanguard Boulevard, Malvern, Pennsylvania 19355.
          The Japanese investors who entrust the custody of their Shares to a Sales Handling Company shall have their Shares transferred under the responsibility of such company, and the other investors shall make their own arrangements.
          No fee is chargeable for the transfer of Shares.
2.   The Closing Period of the Shareholders' Book
          No provision is made.

3. There are no annual Shareholders' meetings. Special Shareholders' meetings may be held from time to time as required by the Agreement and Declaration of Trust and the 1940 Act.

4.   No special privilege is granted to Shareholders.
          The acquisition of Shares by any person may be restricted.

VI.  REFERENCIAL INFORMATION
     The following documents concerning the Fund have been filed with Director of Kanto Local Finance Bureau of the Ministry of Finance of Japan.
          August 4, 2000: Securities Registration Statement
          August 15, 2000 Amendment to Securities Registration Statement September 11, 2000 Amendment to Securities Registration Statement

[Translation]










                                  AMENDMENT TO
                        SECURITIES REGISTRATION STATEMENT













                              VANGUARD INDEX FUNDS

                         - VANGUARD SMALL CAP INDEX FUND

                                     (2454)

                 AMENDMENT TO SECURITIES REGISTRATION STATEMENT

To: Director of Kanto Local Finance Bureau

                                        Filing Date of SRS: June 14, 2001

Name of the Registrant Trust:           VANGUARD INDEX FUNDS -
                                         VANGUARD SMALL CAP INDEX FUND

Name of Trustees:                       John J. Brennan,
                                        Trustee

Address of Principal Office:            100 Vanguard Boulevard,
                                        Malvern, Pennsylvania 19355
                                        U.S.A.


Name and Title of Registration Agent:   Ken Miura
                                        Attorney-at-Law
                                        Signature [Ken Miura]
                                        -----------------------------------
                                                 (Seal)

Address or Place of Business            Kasumigaseki Building, 25th Floor
                                        2-5, Kasumigaseki 3-chome
                                        Chiyoda-ku, Tokyo

Name of Liaison Contact:                Teruyo Oyamada
                                        Nobuhiko Shimose
                                        Attorney-at-Law

Place of Liaison Contact:               Hamada & Matsumoto
                                        Kasumigaseki Building, 25th Floor
                                        2-5, Kasumigaseki 3-chome
                                        Chiyoda-ku, Tokyo

Phone Number:                           03-3580-3377


                    Public Offering or Sale for Registration
                    ----------------------------------------

Name of the Fund Making Public          VANGUARD INDEX FUNDS
 Offering of Foreign                     -  VANGUARD SMALL CAP INDEX FUND
 Investment Fund Securities:

Type and Aggregate Amount of Foreign    Registered Shares with par value $0.001
 Investor Shares                          per Share
                                        Shares of Vanguard Small-Cap Index Fund
                                         will be offered.
                                          Vanguard Small-Cap Index Fund
                                          Up to 41,220,000 Shares

Investment Fund Securities to be        Vanguard Small-Cap Index Fund
Publicly Offered:                       In respect of 41,220,000  Shares,  up to
                                        the total amount aggregating  the
                                        amounts calculated by multiplying the respective approximate issue price per Share by the respective number of Shares
                                        (The approximate of the limit:
                                         U.S. $1 billion
                                        (approximately (Y)123.55 billion))


Note 1: The total amount of issue price during Offering Period is an amount calculated by multiplying the net asset value per Share of the Fund as of the end of June 2000 ($ 24.26) (US$ shall be referred to as "$" hereinafter) by the number of Shares to be subscribed in Japan (41,220,000).

Note 2: The Yen  amount is  translated  for  convenience  at the rate of $1.00 =
     (Y)123.55 (the mean of the exchange rate quotations by The Bank of Tokyo - Mitsubishi, Ltd. for buying and selling spot Dollars by telegraphic transfer against Yen on April 27, 2001). The same applies hereafter.


               Places where a copy of this Securities Registration
               ---------------------------------------------------
                  Statement is available for Public Inspection
                  --------------------------------------------
                                 Not applicable.

(Total number of pages of this Securities Registration Statement in Japanese is [ ] including front and back pages.)

I.   REASON FOR FILING THIS AMENDMENT TO SECURITIES REGISTRATION STATEMENT:
     This statement purports to amend and update the relevant information of the Securities Registration Statement ("SRS") filed on 4 August 2000 (as amended on August 15, 2000 and September 11, 2000) due to the fact that the aforementioned Annual Securities Report was filed today.

     The exchange rates used in this statement to translate the amended  amounts
     of  foreign   currencies   are  different  from  those  used  before  these
     amendments, as the latest exchange rates are used in this statement.

II.  Contents of the Amendments

PART II. INFORMATION CONCERNING ISSUER (page 3 of the original SRS)
     The following  matters in the original Japanese SRS are amended to have the
     same   contents  as  those   provided  in  the   following   items  of  the
     aforementioned Annual Securities Report:

   [Before amendment]                   [After amendment]
   (Original Japanese SRS)             (Aforementioned Annual Securities Report)

  I. DESCRIPTION OF THE FUND            I.   DESCRIPTION   OF  THE   FUND
                                           (the   aforementioned Japanese Annual
                                             Securities  Report,  from page 1 to
                                             page 26)

 II. OUTLINE OF THE TRUST               II.  OUTLINE OF THE TRUST
                                             (Ditto, from page 27 to page 30)

III. OUTLINE OF THE OTHER               III. OUTLINE OF THE OTHER
      RELATED COMPANIES                       RELATED COMPANIES
                                             (Ditto, from page 31 to page 32)

 IV. FINANCIAL CONDITIONS OF            IV.  FINANCIAL CONDITIONS OF THE FUND
      THE FUND                               (Ditto, from page 33 to page 177)

  V. SUMMARY OF INFORMATION             V.   SUMMARY OF INFORMATION
      CONCERNING THE EXERCISE OF             CONCERNING THE EXERCISE OF
      RIGHTS BY HOLDERS OF FOREIGN           RIGHTS BY HOLDERS OF FOREIGN
      INVESTMENT TRUST SECURITIES            INVESTMENT TRUST SECURITIES
                                             (Ditto, page 178)

VI.  MISCELANEOUS

1. The following documents concerning the Fund have been filed with Director of Kanto Local Finance Bureau of the Ministry of Finance of Japan.
          August 4, 2000: Securities Registration Statement
          August 15, 2000 Amendment to Securities Registration Statement September 11, 2000 Amendment to Securities Registration Statement

[Translation]
                                             Total Stock Market Index Fund Final





                        SECURITIES REGISTRATION STATEMENT
                            ANNUAL SECURITIES REPORT

                                 (The 9th Term)
                              From: January 1, 2000
                              To: December 30, 2000

                 AMENDMENT TO SECURITIES REGISTRATION STATEMENT














                              VANGUARD INDEX FUNDS

                    - VANGAURD TOTAL STOCK MARKET INDEX FUND

                        SECURITIES REGISTRATION STATEMENT

To: Director of Kanto Local Finance Bureau

                                          Filing Date of SRS:  June 14, 2001

Name of the Registrant Trust:             VANGUARD  INDEX FUNDS -
                                           VANGUARD  TOTAL STOCK  MARKET INDEX
                                           FUND

Name of Trustees:                         John J. Brennan,
                                          Trustee

Address of Principal Office:              100 Vanguard Boulevard,
                                          Malvern, Pennsylvania 19355
                                          U.S.A.


Name and Title of Registration Agent:     Ken Miura
                                          Attorney-at-Law
                                          Signature [Ken Miura]
                                          -----------------------------------
                                                   (Seal)

Address or Place of Business              Kasumigaseki Building, 25th Floor
                                          2-5, Kasumigaseki 3-chome
                                          Chiyoda-ku, Tokyo

Name of Liaison Contact:                  Akihito Miyake

Place of Liaison Contact:                 Hamada & Matsumoto
                                          Kasumigaseki Building, 25th Floor
                                          2-5, Kasumigaseki 3-chome
                                          Chiyoda-ku, Tokyo

Phone Number:                             03-3580-3377


                    Public Offering or Sale for Registration

Name of the Fund Making Public            VANGUARD INDEX FUNDS -
Offering or Sale of Foreign                VANGUARD TOTAL STOCK MARKET
Investment Fund Securities:                INDEX FUND

Type and Aggregate Amount of Foreign      Registered  Shares  with a par value
Fund Securities to be                      of  $0.001
Publicly Offered or Sold:                 Up to 36,100,000 Shares
                                          In respect of 36,100,000 Shares, up to
                                           the total amount aggregating the
                                           amounts calculated by multiplying the
                                           respective approximate
                                           issue price per Share by the
                                           respective number of Shares
                                           (The  approximate  amount  of the
                                            limit:  U.S. $1 billion
                                            (approximately(Y)123.55 billion))

Note 1: The total amount of the issue price during the Offering Period is an amount calculated by multiplying the net asset value per Share of the Fund as of the end of April 2001 $27.69 (US$ shall be referred to as "$" hereinafter) by the number of Shares to be subscribed in Japan (34,212,000 Shares).

Note 2: The Yen  amount is  translated  for  convenience  at the rate of $1.00 =
     (Y)123.55 (the mean of the exchange rate quotations by The Bank of Tokyo - Mitsubishi, Ltd. for buying and selling spot Dollars by telegraphic transfer against Yen on April 27, 2001). The same applies hereafter.


               Places where a copy of this Securities Registration
                  Statement is available for Public Inspection

                                 Not applicable.

(Total number of pages of this Securities Registration Statement in Japanese is [ ] including front and back pages.)

                                 C O N T E N T S

                                                  Japanese      This
                                                  Original      English
                                                                Translation


PART I.  INFORMATION CONCERNING SECURITIES                    1          2

PART II. INFORMATION CONCERNING ISSUER                                   7
I.       DESCRIPTION OF THE FUND
         l.  GENERAL INFORMATION
         2.  INVESTMENT POLICY
         3.  MANAGEMENT STRUCTURE
         4.  INFORMATION CONCERNING THE EXERCISE
              OF RIGHTS BY SHAREHOLDERS, ETC.
         5.  STATUS OF INVESTMENT FUND

II.      OUTLINE OF THE TRUST                                            7
III.     OUTLINE OF THE OTHER RELATED COMPANIES                          7
IV.      FINANCIAL CONDITIONS OF THE FUND                                7
V.       SUMMARY OF INFORMATION CONCERNING
          FOREIGN INVESTMENT FUND SECURITIES                             7
VI.      MISCELLANEOUS                                                   7

PART III.         SPECIAL INFORMATION                                    8

I.       OUTLINE OF THE SYSTEM OF INVESTMENT
          TRUSTS IN DELAWARE                                             8
II.      FORM OF FOREIGN INVESTMENT
          FUND SECURITIES                                               17

PART I.  INFORMATION CONCERNING SECURITIES

1.     NAME OF FUND:                      Vanguard Index Funds - Vanguard Total
                                           Stock Market Index Fund
                                         (hereafter  referred to as the "Fund"),
                                           also Vanguard  Index Funds shall be
                                           hereafter referred to as the "Trust"

2.     NATURE OF FOREIGN                  Investor Shares (hereafter referred to
       INVESTMENT FUND SECU-               as the "Shares")
       RITIES CERTIFICATES:               Registered Shares with a par value of
                                           $0.001 per Share.
                                           No rating has been acquired.


3.     NUMBER OF SHARES                   Vanguard Total Stock Market Index Fund
       TO BE OFFERED FOR                  Up to 34,212,000 Shares
       SALE (IN JAPAN):

4.     TOTAL AMOUNT OF                    Vanguard Total Stock Market Index Fund
       OFFERING PRICE:                    In respect of 34,212,000 Shares, up to
                                           the total amount aggregating the
                                           amounts calculated by multiplying the
                                            respective  issue  price  per  Share
                                            by the respective number of Shares
                                          (The  approximate   amount  of  the
                                            limit:   U.S. $1 billion
                                            approximately((Y)123.55 billion))

Note 1: The total amount of the issue price during the Offering Period is an amount calculated by multiplying the net asset value per Share of the Fund as of the end of April 2001 $27.69 (US$ shall be referred to as "$" hereinafter) by the number of Shares to be subscribed in Japan (34,212,000 Shares ).

Note 2: The Yen  amount is  translated  for  convenience  at the rate of $1.00 =
     (Y)123.55 (the mean of the exchange rate quotations by The Bank of Tokyo - Mitsubishi, Ltd. for buying and selling spot U.S. Dollars by telegraphic transfer against Yen on April 27, 2001). The same applies hereafter.

Note 3: Since Shares are denominated in U.S. Dollars, the amounts appearing hereafter are all U.S. Dollar amounts unless otherwise specifically indicated.

Note 4: In this document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the "total column" is not equal to the aggregate amount. Also, translation into Yen is made simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this document, there are cases in which Japanese Yen figures for the same information differ from each other.

5.     ISSUE PRICE:                       The Net  Asset  Value per  Share to be
                                           calculated  on a Fund Business Day
                                           immediately  after an application for
                                           purchase is received by the Fund.

6.     FUND BUSINESS DAY                  A day on which the New York Stock
                                           Exchange is open for business.

7.     SALES CHARGE:                      None.

8.     ACCOUNT ADMINISTRATION FEE:        Account Administration Fee at an
                                          annual rate of 0.70% multiplied by the
                                          Shareholder's average account balance
                                          shall be assessed upon each
                                          Shareholder quarterly in arrears. For
                                          Shareholder accounts which are
                                          redeemed partially or in full prior to
                                          the end of the quarter, the Account
                                          Administration Fee shall be charged in
                                          proportion to the period in which such
                                          Shareholder holds the shares and
                                          assessed at the time of each
                                          redemption. Quarterly assessments
                                          shall be net of any fees charged for
                                          partial redemptions during the
                                          quarter. An Account Administration Fee
                                          is compensation to the Distributor for
                                          providing account administration and
                                          related services. A consumption tax of
                                          5% is added to the Account
                                          Administration Fee.

9.     MINIMUM AMOUNT OR                  Vanguard Total Stock Market Index Fund
       NUMBER OF SHARES:                   Minimum Shares to open an account
                                           shall be 30

                                          Shares and integral multiples of 5
                                          Shares. Ongoing purchases shall be
                                          made in increments of 5 Shares.

10.    PERIOD OF                          From:  June 30, 2001
       SUBSCRIPTION:                      To:    June 29, 2002
                                          Provided that the subscription is
                                          handled only on a Fund Business Day
                                          when sales handling companies are open
                                          for business in Japan, with the
                                          exception of a day in which the next
                                          business day is a national holiday in
                                          Japan.

11.    DEPOSIT FOR SUBSCRIPTION:          None


12.    PLACE OF SUBSCRIPTION:           Monex, Inc.
                                          Takebashi Yasuda Building 2F,
                                          3-13, Kanda-Nishiki-cho, Chiyoda-ku,
                                          Tokyo
                                           (the "Distributor" or "Sales Handling
                                            Company")

Note: The subscription is handled at the head office and the branch offices in Japan of the above-mentioned Sales Handling Company and online.

13.    DATE AND PLACE                     Investors shall pay the Offering Price
       OF PAYMENT:                        to the Distributor in Japan within
                                          four (4) business days in Japan from
                                          and including the day when the
                                          Distributor in Japan confirms the
                                          execution of the application (the
                                          "Trade Day"). (See page [ ].) The
                                          total issue price for each application
                                          day for subscription will be
                                          transferred in U.S. Dollars by the
                                          Distributor in Japan to the Fund's
                                          custodian within 1 Fund Business Day
                                          after the subscription date
                                           ("Payment Date").

14.    OUTLINE OF UNDERWRITING, ETC.:
(A) The Distributor in Japan undertakes to sell the Shares in accordance with an agreement dated August 2, 2000 (amended in the agreement dated February 5th, 2001), as amended with The Vanguard Group, Inc. in connection with the sale of the Shares in Japan.

(B) During the public offering period, the Distributor in Japan will execute or forward the purchase orders and repurchase requests of the Shares received directly to the Fund's Transfer Agent.

Note:Sales   Handling   Company  means  a  securities   agent   company   and/or
     registration agent financial institution which shall conclude the agreement with a distributor concerning agency business of Shares of the Fund, act as agent for a distributor for subscription or redemption of Shares of the Fund from investors and handle the business, etc. concerning receipt of subscription money from investors or payment of redemption proceeds to investors, etc.

(C)  The Fund has appointed Monex, Inc. as the Agent Company in Japan.

Note:"The Agent Company" shall mean a sales handling company who is a member of the Japan Securities Dealers Association ("JSDA") which, under a contract made with a foreign issuer of investment securities, makes public the net asset value per Share and submits or forwards the financial reports or other documents to JSDA and other Sales and Repurchase Handling Companies rendering such other services.

15.    MISCELLANEOUS:
     (A)  Method of Subscription:
               Investors   who   subscribe  for  Shares  shall  enter  with  the
          Distributor or Sales Handling Company an agreement concerning the foreign securities transactions. For this purpose, the Sales Handling Company shall deliver to investors an Agreement of Foreign Securities Transactions Account and investors shall submit to the Sales Handling Company an Application for opening of Transactions Account opened in accordance with such Agreement.
               The subscription amount shall be paid in Yen in principal and the Yen exchange rate shall be the rate determined by the Sales Handling Company based on the foreign exchange rate of the foreign exchange market in Tokyo on the Trade Day of each application.
               No interest accrues on the subscription money.
               The subscription amount shall be paid in U.S. Dollars to the Fund's Custodian by each Distributor on the Payment Date.

     (B)  Offerings other than in Japan:
               In parallel with the Offering, Investor Shares are offered in the United States of America.

PART II.  INFORMATION ON THE ISSUER

   I.  DESCRIPTION OF THE FUND
          Same as I. DESCRIPTION OF THE FUND of the Annual Securities Report set forth below (the Annual Securities Report mentioned below, from page 1 to page 27)

  II.  OUTLINE OF THE MANAGER
          Same as II. OUTLINE OF THE MANAGER of the Annual Securities Report set forth below (Ditto, from page 28 to page 33)

 III.  OUTLINE OF THE OTHER RELATED COMPANIES
          Same as III. OUTLINE OF THE OTHER RELATED COMPANIES of the Annual Securities Report set forth below (Ditto, from page 34 to page 36)

  IV.  FINANCIAL CONDITIONS OF THE FUND
          Same as IV. FINANCIAL CONDITIONS OF THE FUND of the Annual Securities Report set forth below (Ditto, from page 37 to page 67)

   V. SUMMARY OF INFORMATION CONCERNING THE EXERCISE OF RIGHTS BY HOLDERS OF FOREIGN INVESTMENT TRUST SECURITIES
          Same as VI. SUMMARY OF INFORMATION CONCERNING THE EXERCISE OF RIGHTS BY HOLDERS OF FOREIGN INVESTMENT TRUST SECURITIES of the Annual Securities Report set forth below (Ditto, page 111)

  VI.  MISCELLANEOUS

     (1) The following documents have been filed for the Fund with Director of Kanto Local Finance Bureau of the Ministry of Finance of Japan.

          February 9, 2001: Securities Registration Statement

     (2)  The  ornamental   design  is  used  in  cover  page  of  the  Japanese
          Prospectus.

PART III.         SPECIAL INFORMATION

I.     OUTLINE OF THE SYSTEM OF INVESTMENT TRUSTS IN DELAWARE

     A. Outline of the Investment Trusts in Delaware
               Delaware business trusts are governed by Chapter 38 of the Delaware Code. See Part II, Information Regarding the Issuer, Section I.1.(3) a. for a summary of the provisions contained in Chapter 38. To create a trust, a certificate of trust is filed with the Secretary of State of the State of Delaware. Delaware business trusts are a common organizational form for U.S. registered management investment companies.

     B. The  System of Mutual  Funds  created  as  Delaware  Business  Trusts in
     Delaware
               A Delaware business trust is in the widest sense a business organization like a corporation or partnership. It can issue shares (beneficial holdings) which may be freely transferred; the holders of such shares may receive dividends out of the income of the trust; and the management is separate from the ownership of each organization. Except to the extent otherwise provided in the governing instrument of a Delaware business trust, the business and affairs of a Delaware business trust shall be managed by or under the direction of its trustees. See section 3806 of the Delaware Business Trust Act.

               Additionally, as a registered investment company (mutual fund), a Delaware business trust is regulated by the 1940 Act and other related U.S. federal and state laws. As long as a Delaware business trust operates as a registered mutual fund, the shareholders of the trust derive certain rights and protections under the U.S. federal securities laws. Such federal laws prohibit all false and misleading statements or omissions of material facts from the contents of the mutual fund's registration statement filed with the SEC. Further, various securities laws contain similar prohibitions in connection with the offer, sale and advertising of mutual funds.

          (1)  Formation of a Delaware Business Trust

               A Delaware business trust is created by a trust instrument ("Declaration") and the filing of a certificate of trust pursuant to section 3810 of the Delaware Business Trust Act. Property of the trust is transferred to the trustees in accordance with the Declaration, and the trustees manage and operate the trust for the benefit of the beneficial shareholders, whose shares may be freely transferred.

               A Declaration generally contains such matters as the name of the trust, purpose, compensation to be paid to the trustees, powers and responsibilities of the trustees, shareholder meetings, rights of shareholders, payment of dividends, redemption of shares, period and termination of the trust, and the governing law of the trust.

               To become a registered mutual fund, a registration statement must be filed with the SEC under the Securities Act of 1933 and an election must be made under the 1940 Act.

          (2)  Issuance of Shares
               In order to issue mutual fund shares, a fund must have a prospectus which contains various items of disclosure relating to the fund and its shares, such as: the fees associated with a purchase of the fund's shares, financial information about the fund for the past five years (or for the length of time the fund has been in operation), the fund's objectives and policies, any investment restrictions, the price at which shares may be purchased, the method by which shareholders may purchase and redeem shares, dividend and tax information relating to the ownership of shares, descriptions of the fund's management and expenses paid by the fund, a description of the fund's shares and any other information the fund desires to provide potential shareholders. The regulations regarding the issuance of a mutual fund's shares are the U.S. federal securities laws, Blue Sky laws and various sections of the Internal Revenue Code. The shares may not be issued unless the fund has an effective registration statement on file with the SEC. Further, each share of stock issued by a mutual fund must be a voting share and have equal voting rights with all other outstanding voting shares.

          (3)  Management and Operation of a Mutual Fund
               Management and operation of a mutual fund is generally conducted by having an investment advisory agreement with an investment adviser. The requirements for becoming an investment adviser for a mutual fund are that the adviser must be a registered investment adviser under the Investment Advisers Act of 1940, and must have been approved by the Board of Trustees/Directors of a fund and its shareholders. The investment adviser discloses certain information to the competent supervisory authorities and the fund's shareholders, in accordance with the investment advisory agreement, with respect to the management and operation of the fund's assets.

               An advisory fee calculated in accordance with the net asset value of the fund is paid to the investment adviser. An investment adviser generally executes an investment advisory agreement with a fund relating to the investment and reinvestment of the fund's assets. Such investment and reinvestment must be conducted subject to the investment objectives and restrictions provided for in the prospectus and other governing instruments.

               a.   Valuation of Assets
                    The  fund's  net asset  value per share is  calculated  each business  day of the fund,  and it is  furnished  to the National
               Association of Securities Dealers, Inc. (the "NASD"). Major newspapers in the United States obtain the information from the NASD and report such information on a daily basis. The total net asset value of the fund is determined by subtracting the fund's total liabilities from its total assets. The net asset value per share of the fund is determined by dividing the fund's net assets by the total number of shares outstanding at the time of calculation.

               b.   Sale, Redemption and Custody of Shares
               (i) The purchase price of a fund's shares will be the net asset value per share next computed after receipt of the sales order by the fund plus the sales charge, if applicable. Such purchase price is set forth in the prospectus.

               (ii) Redemption  of  shares  shall be made  for one  share or its multiple, and the redemption price per share shall be the net asset value per share next computed after receipt by the fund of the order and share certificate if share certificates have been issued. Subject to certain rules of the SEC, the fund may suspend the right of redemption temporarily. The principal underwriter may charge fees upon such redemption.

               (iii) Custody of Shares
                    Investors' shares are usually held in book entry form by the fund's transfer agent. Certificates for shares are issued only on request of the shareholder. The transfer agent will furnish such shareholders with detailed statements of their accounts. In cases where certificates for shares have been issued to investors, such certificates for shares are usually in the custody of the shareholders.

               c.   Outline of Disclosure Requirements
               (i)  Disclosure to shareholders
                    In accordance with the 1940 Act, a fund sends to its shareholders annual and semi-annual reports relating to its operations that contain financial information.

               (ii) Disclosure to the SEC
                    Pursuant to the 1940 Act, a fund reports details of its financial condition and business operations to the SEC by annual and semi-annual reports.

               d.   Shareholders'   Rights,  and  Procedures  for  the  Exercise
                    Thereof
                    Shareholders must be registered with a fund in order to exercise shareholders' rights directly against the fund. The representative right afforded to shareholders is the voting right. Other rights include the right to receive dividends, the right to receive distributions upon dissolution, the right to inspect accounting books and the like, the right to transfer shares, and other rights with respect to the U.S. registration statement (including the prospectus).

               (i)  Voting rights
                    Shareholders are entitled to one vote for each full fund share owned and a proportionate fractional vote for each fractional share owned with respect to such matters as the election and removal of trustees, approval or termination of any investment advisory, management or underwriting agreement, whether an action should be brought derivatively or as a class action on behalf of the fund, and certain amendments to the trust agreement. Voting rights shall be exercised at a shareholders' meeting, or without meeting if a consent in writing setting forth such action is signed by the shareholders entitled to vote on the subject matter thereof holding a majority of the shares entitled to vote thereon. Shareholders' meetings shall be convened by the trustees or such other persons as specified in the fund's By-laws, and the meeting shall be held at the head office of the fund or such other place as the trustees may designate. Shareholders representing more than 50% of the outstanding shares entitled to vote being present (including those present by proxy) shall constitute a quorum unless otherwise provided for in any applicable statutes, rules and regulations, and, except as otherwise provided by law, the fund's Declaration of Trust, or By-laws, approval of a matter is given by vote (including vote by proxy) of a majority of the shares present and entitled to vote.

               (ii) Redemption rights
                    Shareholders are entitled to request redemption of shares at their net asset value at any time, provided that the fund may suspend the right of redemption temporarily during the periods subject to the rules of the SEC under the 1940 Act.

               (iii) Right to receive dividends
                    Shareholders are entitled to receive any declared distributions for each share held by them. Record dates are designated for the payment of distributions and payments are usually made during the months in which the record date falls or in the following month.

               (iv) Right to receive distributions upon dissolution
                    Shareholders of a fund are entitled to receive distributions upon dissolution in proportion to the number of shares then held by them.

               (v)  Right to inspect accounting books and the like
                    Shareholders are entitled to inspect the Declaration of Trust and, subject to the discretion of the court, the fund's accounting books and minutes of shareholders' meetings.

               (vi) Right to transfer shares
                    Shares are transferable without restriction.

               (vii) Rights with respect to the U.S. registration statement
                    The Securities Act of 1933 provides that if any effective part of the registration statement contains an untrue statement of material fact or omits to state a material fact required to be stated therein or necessary to make the statement therein not misleading, any person acquiring such security may sue every person who signed the registration statement, every person who was a trustee (or person performing similar functions) of the issuer at the time of filing of the registration statement, certain other persons who prepared any part of the registration statement and every underwriter with respect to such security.

               e.   Related Company and Others
               (i)  Investment management company
                    The investment management company is usually the investment management company which ordinarily sponsors or organizes the mutual fund. The duties of the investment management company include the management of the fund's investments and performance of certain administrative, clerical, bookkeeping and accounting services as set forth in an agreement with the fund.

               (ii) Investment adviser
                    The investment adviser shall manage and operate the assets of a fund subject to the terms of the investment advisory agreement and the fund's investment objectives and restrictions. The requirements for becoming an investment adviser are that the adviser must be a registered investment adviser under the Investment Advisers Act of 1940 and must have been approved by the Board of Trustees/Directors of a fund and its shareholders.

               (iii) Underwriter-distributor
                    The underwriter-distributor is usually connected with the investment adviser. Frequently, the underwriter-distributor is a subsidiary of the investment adviser. The underwriter-distributor must register as a broker-dealer with the SEC and must join the NASD.

               (iv) Custodian
                    The mutual fund usually appoints a bank to hold its securities and other assets as custodian. The requirements for becoming a custodian of a mutual fund are that the entity be either a bank having aggregate capital, surplus and undivided profits of not less than U.S.$500,000, be a member of a national securities exchange, or be a central certificate depositary established by a national securities exchange or a registered national securities association. A mutual fund may act as its own custodian under certain circumstances.

               f.   Governing Laws and Competent Authorities
               (i) Governing laws regarding the creation and operation of a mutual fund created as a Delaware business trust

                    A Delaware business trust is created under the laws of the State of Delaware and is subject to the laws of that state. With respect to its operation as a mutual fund, it is also subject to the 1940 Act, the United States Internal Revenue Code, and regulations promulgated under each statute. With respect to the sale of its Shares, the fund is subject to the Securities Act of 1933, the Securities Exchange Act of 1934, the Blue Sky Laws and the regulations promulgated under said laws. In addition, a Delaware business trust and its trustees may be subject to common law principles established through judicial decisions.

                    The substance of the governing law is as follows:
                    Delaware Business Trust Act (Delaware Code Chapter 38 et seq. ("Treatment of Delaware Business Trusts"))
                    Chapter 38 provides as follows:
                    Delaware has had in effect since October 1, 1988, the Business Trust Act which expressly recognizes the Delaware business trust. The principal purpose of the Business Trust Act is to modernize the common law and provide certainty by codifying Delaware law with respect to the use of trusts in business transactions.
                    The Business Trust Act permits the trust agreement of a business trust to establish whatever rights and obligations of the trustees and of the beneficial owners as are desirable. The voting rights of trustees or beneficial owners, or any class or series thereof, may be expanded, limited or eliminated with respect to virtually any matter relating to the business trust. This flexibility provides an advantage over alternative forms of business organizations and common law trusts which often are subject to mandatory provisions. A Delaware business trust may be merged or consolidated with a foreign or Delaware corporation, limited partnership, limited liability company or business trust pursuant to statutory procedures contained in the Business Trust Act. A merger or consolidation may be pre-authorized, or may be conditioned upon the approval of a specific class or percentage of trustees or beneficial owners, as set forth in the trust agreement of the business trust. Thus, a business trust may be converted into another form of business entity in order to take advantage of future changes in the tax laws or the securities markets. Under the
                    Business  Trust  Act,  the  beneficial  owners of a Delaware business trust have the same limitations of personal liability as shareholders of a Delaware corporation. Except to the extent otherwise provided in the trust agreement, a business trust is managed by or under the direction of its trustees, who are not liable for the obligations of the business trust. The Business Trust Act provides that at least one trustee must be a Delaware resident. However, a trust that is or will become a registered investment company is exempt from this requirement. This requirement may be satisfied by engaging a trust company with its principal place of business in Delaware. The duties of the trustees may be specified in the trust agreement. Moreover, the trust agreement may provide for the appointment of managers, employees or other persons to manage the business trust with such rights, powers and duties as are set forth herein.
                    To the extent that trustees or other persons who are responsible for managing the business trust have duties
                    (including fiduciary duties) and liabilities relating thereto to the business trust or to the beneficial owners, such persons' duties may be expanded or restricted by the trust agreement. In addition, such persons shall not be liable for their good faith reliance on the provision of the trust agreement.

                    Common Law
                    Common law is non-statutory law developed through court judgments. Certain legal principles developed through decisions rendered by the courts of the State of Delaware may be applicable to Delaware business trusts and trustees of such trusts.

                    Investment Company Act of 1940
                    The Investment Company Act of 1940 (the "1940 Act") gives the SEC the authority to enforce the 1940 Act's provisions. The 1940 Act requires an investment company to (i) disclose financial information and fundamental policies, (ii) submit registration statements to the SEC, and (iii) submit and deliver certain reports to the SEC and shareholders. The 1940 Act generally prohibits such companies from changing the nature of their business or other fundamental policies without the approval of the shareholders. The 1940 Act regulates the custody of the fund's assets and, more generally, the fund's business and conduct.

                    Securities Act of 1933
                    The Securities Act of 1933 (the "1933 Act") regulates the registration of securities. The 1933 Act requires information with regard to securities being issued or sold to be disclosed by means of a registration statement, including a prospectus. The 1933 Act makes any fraudulent act in connection with the issuance or sale of such securities unlawful.

                    Securities Exchange Act of 1934
                    The Securities Exchange Act of 1934 (the "1934 Act") regulates the purchase and sale of securities and pertains to continuous disclosure with respect to securities, proxy statements, unlawful use of inside information and other fraudulent conduct. It also includes provisions relating to the securities markets as well as extensive regulations relating to securities dealers.

                    The Internal Revenue Code of 1986
                    The Code provides for the qualification of a fund to be treated as a regulated investment company.

                    (ii) Outline of the Supervisory Authorities
                    A Delaware business trust which operates as a registered investment company is subject to supervision by the SEC and the securities authorities of the various U.S. states.

                    The SEC
                    (a) Acceptance of registration applications
                    (Sections 7 and 8 of the 1940 Act)
                    An investment company must register with the SEC by filing a notification of registration in such form as the SEC shall prescribe. An investment company is deemed to have been registered when it has filed such registration notification with the SEC. After filing the proscribed notification, an investment company must file a registration statement with the SEC.

                    (b) Suspension or revocation of registration as a registered investment company
                    (Section 8 of the 1940 Act)
                    An investment company may have its registration suspended or revoked by order of the SEC if it fails to submit a registration statement or report if either is materially defective.

                    (c) Supervision of changes in trustees and officers
                    (Section 9(b) of the 1940 Act)
                    The SEC can prohibit trustees and officers from serving as such in the event they are found to have willfully violated certain U.S. federal securities laws.

                    (d) Examination of registration statement
                    (Sections 5 and 8 of the 1933 Act)
                    In order to sell shares to the public, a fund must file a registration statement with the SEC and such statement must have become effective. The registration statement is prepared in accordance with Form N-1A and must include the information required by Form N-1A and, more generally, the 1933 Act and rules thereunder. The SEC will examine the registration statement and, if it is defective, may order its modification or deny its effectiveness. Parts A and B of the Form N-1A registration statement consist of the investment company's prospectus and statement of additional information, respectively.

                    (e)  Supervision of the business
                    (Section 12 of the 1940 Act)
                    The SEC regulates the function and activities of investment companies, including such matters as the purchase of securities on margin, short sales of securities, underwriting commitments, acquisition of securities issued by other investment companies, organization of face amount certificate companies, acquisition of voting stock of insurance companies and other matters.

                    (f)  Acceptance of periodic reports
                    (Section 30 of the 1940 Act)
                    The SEC requires all investment companies to submit annual and other reports. The SEC regulates the content of these reports, thereby exercising its supervisory authority.

                    State Securities Supervisory Authorities
                    (a)  Provisions concerning licenses
                    Most states require brokers, dealers, securities salespersons, and certain investment advisers either to acquire licenses from the state or, at least, to be registered with a state agency.

                    (b)  Provisions concerning registration of securities
                    Most  of  the  50  states   require   notification   of  the
                    availability of shares upon registration of a fund's shares with the SEC prior to any lawful sale or offer to sell.

                    (c)  Provisions concerning prevention of fraud
                    In general, the Blue Sky Laws provide various sanctions for fraudulent acts in connection with the sale of securities, such as prosecution resulting in fine and/or imprisonment, injunction, an order requiring payment of the deposit, temporary suspension or revocation of license or registration, and civil liability for damages.

               g.   Dissolution, Termination, etc.
               (i)  Dissolution and termination

                    In order to dissolve or terminate a fund, one must obtain approval of the fund's Board of Trustees/Directors to such action, notify shareholders and file appropriate documents with the SEC. To liquidate a fund, all of the assets of the fund must be distributed to its shareholders.

               (ii) Amendments to the trust agreements
                    Amendments to the trust agreement may be made by vote or with the written consent of the trustees and, as to some matters which might have detrimental effects upon the shareholders, by approval of the holders of a majority of the outstanding Shares.

               h.   Taxation of a Delaware business trust
                    If a fund complied with the conditions contained in Section 851 of the Internal Revenue Code, the fund is qualified as a regulated investment company, and distributes all of its net investment income and net capital gains, if any, to shareholders annually. Thus it will be relieved of any U.S. federal income tax liability. Income dividends and net short-term gains distributions received by shareholders are taxable as ordinary income and net long-term gains are taxable as capital gains regardless of how long the shareholder has held the shares of the fund.


II.  FORM OF FOREIGN INVESTMENT FUND SECURITIES
                    No Share certificates of the Fund shall be issued.

[Translation]
                                             Total Stock Market Index Fund Final





                            ANNUAL SECURITIES REPORT

                                 (The 9th Term)
                              From: January 1, 2000
                              To: December 30, 2000













                              VANGUARD INDEX FUNDS

                    - VANGAURD TOTAL STOCK MARKET INDEX FUND

                            ANNUAL SECURITIES REPORT
                                 (The 9th Term)
                              From: January 1, 2000
                              To: December 30, 2000

To: Director of Kanto Local Finance Bureau
                                          Filing Date of SRS:  June 14, 2001

Name of the Registrant Trust:             VANGUARD  INDEX FUNDS -
                                           VANGUARD  TOTAL STOCK  MARKET
                                           INDEX FUND

Name of Trustees:                         John J. Brennan,
                                          Trustee

Address of Principal Office:              100 Vanguard Boulevard,
                                          Malvern, Pennsylvania 19355
                                          U.S.A.

Name and Title of Registration Agent:     Ken Miura
                                          Attorney-at-Law
                                          Signature [Ken Miura]
                                          -----------------------------------
                                                (Seal)

Address or Place of Business              Kasumigaseki Building, 25th Floor
                                          2-5, Kasumigaseki 3-chome
                                          Chiyoda-ku, Tokyo

Name of Liaison Contact:                  Akihito Miyake

Place of Liaison Contact:                 Hamada & Matsumoto
                                          Kasumigaseki Building, 25th Floor
                                          2-5, Kasumigaseki 3-chome
                                          Chiyoda-ku, Tokyo

Phone Number:                             03-3580-3377


               Places where a copy of this Securities Registration
                  Statement is available for Public Inspection

                                 Not applicable.

(Total number of pages of this Annual Securities Report in Japanese is [ ] including front and back pages.)

                                 C O N T E N T S

                                                     Japanese       This
                                                     Original       English
                                                                    Translation


   I.    DESCRIPTION OF THE FUND                                         4
   1.    GENERAL INFORMATION                                             4
   2.    INVESTMENT POLICY                                              11
   3.    MANAGEMENT STRUCTURE                                           29
   4.    INFORMATION CONCERNING THE EXERCISE
          OF RIGHTS BY SHAREHOLDERS, ETC.                               41
   5.    STATUS OF INVESTMENT PORTFOLIO                                 47

  II.    OUTLINE OF THE TRUST                                           54
 III.    OUTLINE OF THE OTHER RELATED COMPANIES                         62
  IV.    FINANCIAL CONDITIONS OF THE FUND                               63
   V.    SUMMARY OF INFORMATION CONCERNING
          FOREIGN INVESTMENT TRUST SECURITIES                           67
  VI.    REFERENCE INFORMATION                                          67



Note 1: The Yen  amount is  translated  for  convenience  at the rate of $1.00 =
     (Y)123.55 (the mean of the exchange rate quotations by The Bank of Tokyo - Mitsubishi, Ltd. for buying and selling spot U.S. Dollars by telegraphic transfer against Yen on April 27, 2001). The same applies hereafter.

Note 2: Since Shares are denominated in U.S. Dollars, the amounts appearing hereafter are all U.S. Dollar amounts unless otherwise specifically indicated.

Note 3: In this document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the "total column" is not equal to the aggregate amount. Also, translation into Yen is made simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this document, there are cases in which Japanese Yen figures for the same information differ from each other.

I.   DESCRIPTION OF THE FUND
1.   GENERAL INFORMATION
(A)  Outline of Laws Regulating the Fund in the Jurisdiction Where Established:
     (1) Name of the Funds: VANGUARD INDEX FUNDS - VANGUARD TOTAL STOCK MARKET INDEX FUND (the "Fund")
     (2)  Form of the Fund
          The Fund is a sub-fund of Vanguard Index Funds (the "Trust").
               The Trust was organized as a Pennsylvania business trust in 1975, and was reorganized as a Delaware business trust in July, 1998. The Fund is registered with the United States Securities and Exchange Commission (the "Commission" or "SEC") under the Investment Company Act of 1940 (the "1940 Act") as an open-end, diversified management investment company. It currently offers the following funds in Japan.

          Vanguard Small-Cap Index Fund
          Vanguard Total Stock Market Index Fund
               Each fund offers one class of Shares (Investor Shares) in Japan. The Trust has the ability to offer additional funds or classes of Shares. There is no limit on the number of full and fractional Shares that the Trust may issue for a particular fund or class of Shares.

     (3)  Governing Laws
               The Trust was created under, and is subject to, the General Laws and the common law of the State of Delaware. With respect to its operations, the Fund is also subject to the Investment Company Act of 1940, as amended, the United States Internal Revenue Code, as amended, and regulations promulgated under each statute. With respect to the sale of its Shares, the Fund is subject to the Securities Act of 1933, the Securities Exchange Act of 1934, the "Blue Sky" laws (securities laws of the various states in the United States) and the regulations promulgated under such laws.
          The substance of the governing law is as follows:

          a. Delaware Business Trust Act (Delaware Code Chapter 38 et seq. ("Treatment of Delaware Business Trusts")
               Chapter 38 provides as follows:

               Delaware has had in effect since October 1, 1988 the Business Trust Act which expressly recognizes the Delaware business trust. The principal purpose of the Business Trust Act is to modernize the common law and provide certainty by codifying Delaware law with respect to the use of trusts in business transactions.
               The Business Trust Act permits the trust agreement of a business trust to establish whatever rights and obligations of the trustees and of the beneficial owners as are desirable. The voting rights of trustees or beneficial owners, or any class or series thereof, may be expanded, limited or eliminated with respect to virtually any matter relating to the business trust. This flexibility provides an advantage over alternative forms of business organizations and common law trusts which often are subject to mandatory provisions. A Delaware business trust may be merged or consolidated with a foreign or Delaware corporation, limited partnership, limited liability company or business trust pursuant to statutory procedures contained in the Business Trust Act. A merger or consolidation may be pre-authorized, or may be conditioned upon the approval of a specific class or percentage of trustees or beneficial owners, as set forth in the trust agreement of the business trust. Thus, a business trust may be converted into another form of business entity in order to take advantage of future changes in the tax laws or the securities markets. Under the Business Trust Act, the beneficial owners of a Delaware business trust have the same limitations of personal liability as shareholders of a Delaware corporation. Except to the extent otherwise provided in the trust agreement, a business trust is managed by or under the direction of its trustees, who are not liable for the obligations of the business trust. The Business Trust Act provides that at least one trustee must be a Delaware resident. However, a trust that is or will become a registered investment company is exempt from this requirement. This requirement may be satisfied by engaging a trust company with its principal place of business in Delaware. The duties of the trustees may be specified in the trust agreement. Moreover, the trust agreement may provide for the appointment of managers, employees or other persons to manage the business trust with such rights, powers and duties as are set forth herein.

               To the extent that trustees or other persons who are responsible for managing the business trust have duties (including fiduciary duties) and liabilities relating thereto to the business trust or to the beneficial owners, such persons' duties may be expanded or restricted by the trust agreement. In addition, such persons shall not be liable for their good faith reliance on the provisions of the trust agreement.

          b.   Delaware Common Law
               Common law is a non-statutory law developed through court judgments. Certain legal principles developed through decisions rendered by the courts of the State of Delaware may be applicable to Delaware Business Trusts and trustees of such trusts.

          c.   Investment Company Act of 1940
               The Investment Company Act of 1940 (the "1940 Act") gives the SEC the authority to enforce the 1940 Act's provisions. The 1940 Act requires an investment company to (i) disclose financial information and fundamental policies, (ii) submit registration statements to the SEC, and (iii) submit and deliver certain reports to the SEC and shareholders. The 1940 Act generally prohibits such companies from changing the nature of their business or other fundamental policies without the approval of the shareholders. The 1940 Act regulates the custody of a fund's assets and, more generally, a fund's business and conduct.

          d.   Securities Act of 1933
               The Securities Act of 1933 (the "1933 Act") regulates the sales of securities. The 1933 Act requires information with regard to securities being issued or sold to be disclosed by means of a registration statement, including a prospectus. The 1933 Act makes any fraudulent act in connection with the issuance or sale of such securities unlawful.

          e.   Securities Exchange Act of 1934
               The Securities Exchange Act of 1934 (the "1934 Act") regulates the purchase and sale of securities and pertains to continuous disclosure with respect to securities, proxy statements, unlawful use of inside information and other fraudulent conduct. It also includes provisions relating to the securities markets as well as extensive regulations relating to securities dealers.

          f.   The Internal Revenue Code of 1986
               The Code provides for the qualification of a fund to be treated as a regulated investment company.

(B)  Outline of the Supervisory Authorities
     The Fund is subject to supervision by the SEC and the securities authorities of the various U.S. states.
          a.   The SEC
               (i)  Acceptance of registration applications
                    (Sections 7 and 8 of the 1940 Act)
                    An investment company must register with the SEC by filing a notification of registration in such form as the SEC shall prescribe. An investment company is deemed to have been registered when it has filed such registration notification with the SEC. After filing the proscribed notification, an investment company must file a registration statement with the SEC.

               (ii) Suspension  or revocation  of  registration  as a registered investment company
                    (Section 8 of the 1940 Act)
                    An investment company may have its registration suspended or revoked by order of the SEC if it fails to submit a registration statement or report or if either is materially defective.

               (iii) Supervision of changes in trustees and officers
                    (Section 9(b) of the 1940 Act)
                    The SEC can prohibit trustees and officers from serving as such in the event they are found to have willfully violated certain U.S. federal securities law

               (iv) Examination of registration statement
                    (Sections 5 and 8 of the 1933 Act)
                    In order to sell Shares to the public, the Fund must file a registration statement with the SEC and such statement must have become effective. The registration statement is prepared in accordance with Form N-1A and must include the information required by Form N-1A and, more generally, the 1933 Act and rules thereunder. The SEC will examine the registration statement and, if it does not comply with the requirements of Form N-1A, may order its modification or deny its effectiveness. Parts A and B of the Form N-1A registration statement consist of the investment company's prospectus and statement of additional information, respectively.

               (v)  Supervision of the business
                    (Section 12 of the 1940 Act)
                    The SEC regulates the function and activities of investment companies, including such matters as the purchase of securities on margin, short sales of securities, underwriting commitments, acquisition of securities issued by other investment companies, organization of face amount certificate companies, acquisition of voting stock of insurance companies and other matters.

               (vi) Acceptance of periodic reports
                    (Section 30 of the 1940 Act)
                    The SEC requires all investment companies to submit annual and other reports. The SEC regulates the content of these reports, thereby exercising its supervisory authority.

          b.   State Securities Supervisory Authorities
               (i)  Provisions concerning licenses
                    Most states require brokers, dealers, securities salespersons, and certain investment advisers either to acquire licenses from the state or, at least, to be registered with a state agency.

               (ii) Provisions concerning registration of securities
                    Most  of  the  50  states   require   notification   of  the
                    availability of shares upon registration of a fund's shares with the SEC prior to any lawful sale or offer to sell.

               (iii) Provisions concerning prevention of fraud
                    In general, the Blue Sky Laws provide various sanctions for fraudulent acts in connection with the sale of securities, such as prosecution resulting in fine and/or imprisonment, injunction, an order requiring payment of the deposit, temporary suspension or revocation of license or registration, and civil liability for damages.

(C)  Objects and Basic Nature of the Fund:
     VANGUARD TOTAL STOCK MARKET INDEX FUND: The Fund seeks to match the performance of a benchmark index that measures the investment return of the overall stock market.

(D)  History of the Trust:
     December 31, 1975: Execution of the Declaration of Trust
                    The Trust was established as a Pennsylvania business trust January 23, 1998: Execution of the Agreement and Declaration of Trust

     July 24, 1998: The Trust was reorganized as a Delaware business trust

(E)  Related Companies of the Fund:
     Names and related businesses of the related companies of the Fund are as follows:
     (1) The Vanguard Group, Inc. (the "Investment Manager" and the "Transfer and Dividend-Paying Agent") acts as investment manager and the transfer and dividend-paying agent and renders investment management and transfer and dividend-paying agency services to the Fund.

     (2) The Chase Manhattan Bank (the "Custodian") acts as custodian and renders custody services to the Fund.

     (3) Monex, Inc. (the "Agent Company" and "Distributor in Japan") acts as the Fund's Agent Company with respect to the sale of the Fund's Shares in Japan and engages in forwarding the purchase or repurchase orders for the Shares in Japan.

Related Parties of the Fund
---------------------------

Trust
Vanguard Index Trust Funds-
Vanguard Total Stock Market Index Fund

Trustees
(Agreement and Declaration of Trust)

Global Custody Agreement

Custodian
The Chase Manhattan Bank
*    Custodian

Funds' Service Agreement

Investment Manager, Transfer and Dividend-Paying Agent

The Vanguard Group, Inc.
*    Investment Manager
*    Transfer and Dividend-Paying Agent

Agent Company Agreement
Agent Company
Distributor in Japan

Monex, Inc.
*    Agent Company
*    Distributor in Japan

Shares Distribution and Redemption Agreement

Agent Company
Distributor in Japan

Monex, Inc.
*    Agent Company
*    Distributor in Japan

2.   INVESTMENT POLICY
     (A)  Investment Policies and Investment Objectives:
          INVESTMENT OBJECTIVE
               TOTAL STOCK MARKET INDEX FUND: The Fund seeks to match the performance of a benchmark index that measures the investment return of the overall stock market.

          INVESTMENT STRATEGIES
               TOTAL STOCK MARKET INDEX FUND: The Fund employs a passive management strategy designed to track the performance of the Wilshire 5000 Total Market Index, which consists of all the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market. The Fund invests all or substantially all of its assets in a representative sample of the stocks that make up the Index.

          PRIMARY RISKS
               AN INVESTMENT IN THE FUND COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Investors should expect the Fund's share price and total return to fluctuate within a wide range like the overall stock market.

          ADVANTAGES OF INDEX FUNDS INDEX funds typically have the following characteristics :
               Variety of Investments. Vanguard index funds generally invest in a wide variety of companies and industries.
               Relative performance consistency. Because they seek to track market benchmarks, index funds usually do not perform dramatically better or worse than their target benchmarks.
               Low cost. Index funds are inexpensive to run compared with actively managed funds. They have noresearch costs and keep trading activity, and thus brokerage commissions and other transaction costs, to a minimum.
               Compared with actively managed funds, most index funds have lower turnover rates and lower capital gains distributions. However, from time to time, some index funds may pay out higher-than-expected taxable distributions.

          That's because index funds must adjust their holdings to reflect changes in their target indexes. In some cases, such changes may force an index fund to sell securities that have appreciated in value, and thus, realize a capital gain that must be distributed to shareholders. A security may move out of an index for a number of reasons, including a merger or acquisition, or a substantial change in the market capitalization of the issuer. Generally, these changes tend to occur more frequently with small and medium-size companies than they do with large, well-established companies.

          INDEXING METHODS
               In seeking to track a particular index, a fund generally uses one of two methods to select stocks.
               Replication Method. Many stock funds use the replication method of investing. This means that a fund holds each security found in its target index in about the same proportion as represented in the index itself. For example, if 5% of an index were made up of the stock of a specific company, a fund tracking that index would invest about 5% of its assets in that company.
               Sampling Method. Because it would be very expensive and inefficient to buy and sell all of the stocks held in certain indexes, many funds tracking these larger indexes use a "sampling" technique. Using sophisticated computer programs, these funds select, from the target index a representative sample of stocks that will resemble the targetindex in terms of key risk factors and characteristics. For stock funds, these include industry weightings, country weightings, market capitalization and other financial characteristics of the stocks. The Total Stock Market Index Fund employs this sampling method of indexing.
               The Fund seeks to provide investment results that correspond to those of its target index. The correlation between the performance of a Fund and its target index is expected to be at least 95%. (A correlation of 100% would indicate perfect correlation.)

               The following table shows the number of stocks held by the Fund, and the number of stocks in its target index and the number of stocks in the Fund's target index as of December 31, 2000.

--------------------------------------------------------------------------------
FUND                           NUMBER OF STOCKS HELD        NUMBER OF STOCKS IN
                                                                TARGET INDEX
--------------------------------------------------------------------------------
Total Stock Market Index Fund         3,394                        6,638
--------------------------------------------------------------------------------

               THE FUND IS SUBJECT  TO STOCK  MARKET  RISK,  WHICH IS THE CHANCE
          THAT STOCK PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING STOCK PRICES AND PERIODS OF FALLING STOCK PRICES.
               To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the S&P 500 Index, which is a widely used barometer of stock market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.

--------------------------------------------------------------------------------
                      U.S. STOCK MARKET RETURNS (1926-2000)
--------------------------------------------------------------------------------
               1 YEARS           5 YEARS           10 YEARS           20 YEARS
--------------------------------------------------------------------------------
Best            54.2%             28.6%              19.9%             17.8%
Worst          -43.1             -12.4               -0.8               3.1
Average         12.9              11.1               11.2              11.2
--------------------------------------------------------------------------------
All indexes referenced in this Annual Securities Report are the exclusive property of their respective owners.

               The table covers all of the 1-,5-,10-, and 20-year periods from 1926-2000. You can see, for example, that while the average return on common stocks for all of the 5-year periods was 11.1%, returns for individual 5-year periods ranged from a 12.4% averaged (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or the Fund in particular.
               The S&P 500 Index tracks mainly large-cap stocks. Historically, small-cap stocks (such as those held by the Fund) have been more volatile than- and at times have performed quite differently from - the large cap stocks of the S&P 500 Index.
               THE FUND IS ALSO SUBJECT TO INVESTMENT STYLE RISK, WHICH IS THE CHANCE THAT RETURNS FROM THE MARKET SECTOR IN WHICH IT INVESTS WILL TRAIL RETURNS FROM MARKET SECTORS. AS A GROUP, SPECIFIC TYPES OF STOCK TENDS TO GO THROUGH CYCLES OF DOING BETTER-OR WORSE-THAN THE STOCK MARKET IN GENERAL. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.


     TURNOVER RATE
          Although the Fund normally seeks to invest for the long term, the Fund may sell securities regardless of how long they have been held. Generally, index-oriented funds sell securities only in response to redemption requests or changes in the composition of a target index. Turnover rates for large-cap stock index funds tend to be very low because large-cap indexes typically do not change much from year to year. Turnover rates for mid-cap and small-cap stock index funds tend to be higher (although still relatively low, compared to actively managed stock funds), because the indexes they track are more likely to change as a result of companies merging, growing, or failing.

     OTHER INVESTMENT POLICIES
               The Fund reserves the right to substitute a different index for the index it currently tracks if the current index is discontinued, or for any other reason determined in good faith by the Fund's Board of Trustees. In every such instance, the substitute index will measure the same general market as the current index.

               The Fund may invest in non-U.S. securities to the extent necessary to carry out its investment strategy of holding a representative sample, of the stocks that make up the index it tracks. It is not expected that the Fund will invest more than 5% of its assets in non-U.S. securities.
               Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Fund generally is managed without regard to tax ramifications.
               THE FUND MAY INVEST, TO A LIMITED EXTENT, IN DERIVATIVES. DERIVATIVES MAY INVOLVE RISKS DIFFERENT FROM, A POSSIBLY GREATER THAN, TRADITIONAL INVESTMENTS.
               To track its target index as closely as possible, the Fund attempts to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Fund may invest, to a limited extent, in stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives.
               Losses (or gains) involving  futures can sometimes be substantial
          - in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for the Fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of stock shares at a predetermined price), convertible securities (securities that may be exchanged for another asset), and swap agreements (contracts in which each party agrees to make payments to the other based on the return of a specified index or asset).
               The Fund will not use derivatives speculative purposes or as leveraged investments that magnify gains or losses . The Fund's obligation to purchase securities under futures contracts will not exceed 20% of the Fund's total assets.
               The reasons for which the Fund will invest in futures and options are:
          - To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.
          - To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

     INVESTMENT POLICIES
          REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances. A repurchase agreement is an agreement under which the Fund acquires a fixed-income security (generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Fund's custodian bank until repurchased. In addition, the Fund's Board of Trustees will monitor the Fund's repurchase agreement transactions generally and will establish guidelines and standards for review of the creditworthiness of any bank, broker or dealer party to a repurchase agreement with the Fund.

               The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the Investment Manager acknowledges these risks, it is expected that they can be controlled through careful monitoring procedures.

          LENDING OF SECURITIES. The Fund may lend its securities to qualified institutional investors (typically brokers, dealers, banks or other financial institutions) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its portfolio securities, the Fund can increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The terms, the structure and the aggregate amount of such loans must be consistent with the 1940 Act, and the rules or interpretations of the SEC thereunder. These provisions limit the amount of securities the Fund may lend to 33 1/3% of the Fund's total assets, and require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, a letter of credit issued by a U.S. bank, or securities issued or guaranteed by the United States Government having at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e. the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time and
          (d) the Fund receive reasonable interest on the loan (which may include the Fund's investing any cash collateral in interest bearing short-term investments), any distribution on the loaned securities and any increase in their market value. Loan arrangements made by the Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Trustees.

               At the present time, the Staff of the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's trustees. In addition, voting rights pass with the loaned securities, but if a material event occurs that affects the securities on loan, the Fund must call the loan and vote the securities.

          VANGUARD INTERFUND LENDING PROGRAM. The Commission has issued an exemptive order permitting the Fund and other Vanguard funds to participate in

          Vanguard's interfund lending program. This program allows the Vanguard funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including the requirement that no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is available from a typical bank for a comparable transaction. In addition, a Vanguard fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objective and other investment policies. The Boards of Trustees of the Vanguard funds are responsible for ensuring that the interfund lending program operates in compliance with all conditions of the SEC's exemptive order.

          ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that the Fund may not be able to sell or dispose of in the ordinary course of business within seven business days at approximately the value at which they are being carried on the Fund's books.

          FUTURES CONTRACTS. The Fund may enter into futures contracts, options, warrants, options on futures contracts, convertible securities and swap agreements for the purpose of simulating full investment and reducing transactions costs. The Fund does not use futures or options for speculative purposes. The Fund will only use futures and options to stimulate full investment in the underlying index while retaining a cash balance for fund management purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts that are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. Government agency. Assets committed to futures contracts will be segregated to the extent required by law.

               Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

               Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on deposits which may range upward from less than 5% of the value of the contract being traded.

               After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Fund expects to earn interest income on its margin deposits.

               Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities either held for investment purposes or expected to be acquired by them. Speculators are less inclined to own, or intend to purchase, the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the prices of underlying securities. The Fund intends to use futures contracts only for bona fide hedging purposes.

               Regulations of the CFTC applicable to the Fund require that all of its futures transactions constitute bona fide hedging transactions except to the extent that the aggregate initial margins and premiums required to establish any non-hedging positions do not exceed five percent of the value of the Fund's portfolio. The Fund will only sell futures contracts to protect the Fund against declines in the prices of the securities underlying the futures contracts or purchase contracts to protect against an increase in the price of securities it intends to purchase. As evidence of this hedging interest, the Fund expects that the majority of its futures contract purchases will be "completed;" that is, equivalent amounts of related securities will have been purchased or are being purchased by the Fund upon sale of open futures contracts.

               Although techniques other than the sale and purchase of futures contracts could be used to control the Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Fund will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

          RESTRICTIONS ON THE USE OF FUTURES CONTRACTS. The Fund will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of the Fund's total assets. In addition, the Fund will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts would exceed 20% of the Fund's total assets.

          RISK FACTORS IN FUTURES TRANSACTIONS. Positions in futures contracts may be closed out only on an Exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge. The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

               The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. The Fund also bears the risk that the Investment Manager will incorrectly predict future stock market trends. However, because the futures strategy of the Fund is engaged in only for hedging purposes, the Fund's officers do not believe that the Fund is subject to the risks of loss frequently associated with futures transactions. The Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

               Utilization of futures transactions by the Fund does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. It is also possible that the Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

               Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

          U.S. FEDERAL TAX TREATMENT OF FUTURES CONTRACTS. The Fund is required for U.S. federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In these cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Gains and losses on certain other futures contracts (primarily non-U.S. futures contracts) are not recognized until the contracts are closed and are treated as long-term or short-term depending on the holding period of the contract. Sales of futures contracts which are intended to hedge against a change in the value of securities held by the Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. The Fund may be required to defer the recognition of losses on futures contracts to the extent of any unrecognized gains on related positions held by the Fund.

               In order for the Fund to continue to qualify for U.S. federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of non-U.S. currencies or other income derived with respect to the

          Fund's business of investing in securities or currencies. It is anticipated that any net gain on futures contracts will be considered qualifying income for purposes of the 90% requirement.

               The Fund will distribute to Shareholders annually any net capital gains which have been recognized for U.S. federal income tax purposes on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Fund's other investments and Shareholders will be advised on the nature of the transactions.

               NON-U.S. INVESTMENTS. The Fund may invest in non-U.S. securities to the extent necessary to carry out its investment strategy of holding all or a representative sample, of the stocks that comprise the index it tracks. Investors should recognize that investing in non-U.S. companies involves certain special considerations which are not typically associated with investing in U.S. companies.

               CURRENCY RISK. Since the stocks of non-U.S. companies are frequently denominated in non-U.S. currencies, and since the Fund may temporarily hold uninvested reserves in bank deposits in non-U.S. currencies, the Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of the Fund permit it to enter into forward non-U.S. currency exchange contracts in order to hedge the Fund's holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

               COUNTRY RISK. As non-U.S. companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to U.S. companies, there may be less publicly available information about certain non-U.S.
          companies than about U.S. companies. Securities of some non-U.S. companies are generally less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. In addition, with respect to certain countries located outside the U.S., there is the possibility of expropriation of confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries.

               Although the Fund will endeavor to achieve most favorable execution costs in its portfolio transactions, fixed commissions on many non-U.S. stock exchanges are generally higher than negotiated commissions on U.S. exchanges. In addition, it is expected that the expenses for custodial arrangements of the Fund's non-U.S. securities will be somewhat greater than the expenses for the custodial arrangements for handling U.S. securities of equal value.

               Certain governments outside the U.S. levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of non-U.S. withholding taxes will reduce the income the Fund receives from its non-U.S. securities. However, these non-U.S. withholding taxes are not expected to have a significant impact on the Fund, since the Fund seeks long-term capital appreciation and any income should be considered incidental.

          U.S. FEDERAL TAX TREATMENT OF NON-U.S. TRANSACTIONS. Special rules govern the U.S. federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. Dollar or determined by reference to the value of one or more currencies other than the U.S. Dollar. The types of transactions covered by the special rules include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in U.S. Treasury regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option or similar financial instrument if such instrument is not marked to market. The disposition of a currency other than the U.S. Dollar by a taxpayer whose functional currency is the U.S. Dollar is also treated as a transaction subject to the special currency rules. However, non-U.S. currency-related regulated futures contracts and nonequity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules applicable to other futures contracts unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, non-U.S. currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary income or loss. A taxpayer may elect to treat as capital gain or loss non-U.S. currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. The U.S. Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended, and the U.S. Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. Any gain or loss attributable to the non-U.S. currency component of a transaction engaged in by the Fund which is not subject to the special currency rules (such as non-U.S. equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. It is anticipated that some of the non-U.S. Dollar-denominated investments and non-U.S. currency contracts the Fund may make or enter into will be subject to the special currency rules described above.

     (B)  Investment Restrictions:
               The Fund is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the Fund's Shares. For these purposes, a "majority" of Shares means the lesser of: (i) 67% or more of the Shares voted, so long as more than 50% of the Fund's outstanding Shares are present or represented by proxy; or (ii) more than 50% of the Fund's outstanding Shares.

          (1) BORROWING. The Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 15% of the Fund's net assets. The Fund may borrow money through banks, reverse repurchase agreements, or Vanguard interfund lending program only, and must comply with all applicable regulatory conditions. The Fund may not make any additional investments if its outstanding borrowings exceed 5% of its net assets.

          (2) COMMODITIES. The Fund may not invest in commodities, except that it may invest in stock index futures contracts, stock options and options on stock index futures contracts. No more than 5% of the Fund's total assets may be used as initial margin deposit for futures contracts, and no more than 20% of the Fund's total assets may be invested in futures contracts or options at any time.

          (3) DIVERSIFICATION. With respect to 75% of its total assets, the Fund may not: (i) purchase more than 10% of the outstanding voting securities of any one issuer; or (ii) purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in that issuer's securities. This limitation does not apply to obligations of the United States Government, its agencies, or instrumentalities.

          (4) ILLIQUID SECURITIES. The Fund may not acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid. From time to time, the Trust's Board of Trustees may determine that certain restricted securities known as Rule 144A securities are liquid and not subject to the 15% limitation.

          (5) INDUSTRY CONCENTRATION. The Fund may not invest more than 25% of its total assets in any one industry.

          (6) INVESTING FOR CONTROL. The Fund may not invest in a company for purposes of controlling its management.

          (7) INVESTMENT COMPANIES. The Fund may not invest in any other investment company, except through a merger, consolidation or acquisition of assets, or to the extent permitted by Section 12 of the 1940 Act. Investment companies whose Shares the Fund acquires pursuant to Section 12 must have investment objectives and investment policies consistent with those of the Fund.

          (8) LOANS. The Fund may not lend money to any person except by purchasing fixed-income securities that are publicly distributed, lending its portfolio securities, or through Vanguard interfund lending program.

          (9) MARGIN. The Fund may not purchase securities on margin or sell securities short, except as permitted by the Fund's investment policies relating to commodities.

          (10) OIL, GAS, MINERALS. The Fund may not invest in interests in oil, gas or other mineral exploration or development programs.

          (11) PLEDGING ASSETS. The Fund may not pledge, mortgage or hypothecate more than 15% of its net assets.

          (12) PUTS/CALLS. The Fund may not purchase or sell put, call, straddle or spread options, except as permitted by the Fund's investment policies relating to commodities.

          (13) REAL ESTATE. The Fund may not invest directly in real estate, although it may invest in securities of companies that deal in real estate.

          (14) SENIOR SECURITIES. The Fund may not issue senior securities, except in compliance with the 1940 Act.

          (15) UNDERWRITING. The Fund may not engage in the business of underwriting securities issued by other persons. The Fund will not be considered an underwriter when disposing of its investment securities.

               The above-mentioned investment limitations are considered at the time investment securities are purchased.

               None of these limitations prevents the Fund from participating in The Vanguard Group (Vanguard). Because the Fund is a member of the Group, the Fund may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard's costs or other financial requirements. See "Management Structure" for more information.

               In order to permit the sale of its Shares in Japan, the Fund may make commitments more restrictive than the investment policies and limitations described above and in its prospectus. Should the Fund determine that such commitment is no longer in its best interests, it will revoke the commitment by terminating sales of its Shares in Japan. In order to comply with the "Standards of Selection of Foreign Investment Fund Securities" established under the Rules of Foreign Securities Transaction by the Japanese Securities Dealers Association, as a matter of operating policy:

          (1) The Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 10% of the Fund's net assets;
          (2) The Fund, together with other mutual funds managed by The Vanguard Group, Inc., may not purchase more than 50% of the outstanding shares of any issuer;
          (3) The Fund may not invest more than 15% of its net assets in illiquid securities (which include securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the Board of Trustees);
          (4) The Fund may not sell securities short at any time in excess of its net assets; and
          (5) The Fund may not involve in any transactions which are contrary to the protection of shareholders or prejudicial to the proper management of the assets of the Fund such as transactions made by the Fund for the benefit of the Investment Manager, Transfer and Dividend Paying Agent or any other third party." The Fund may not sell, purchase or loan securities (excluding Shares in the Fund) or grant or receive a loan or loans to or from the adviser, corporate and domiciliary agent, or paying agent, the distributors and the authorized agents or any of their directors, officers or employees or any of their major Shareholders (meaning a Shareholder who holds, in his own or other name (as well as a nominee's name), more than 10% of the total issued and outstanding Shares of stock of such company) acting as principal, or for their own account, unless the transaction is made within the other restrictions set forth above and either (a) at a price determined by current publicly available quotations, or (b) at competitive prices or interest rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets.

     (C)  Distribution Policy:
               The Fund distributes to Shareholders virtually all of its net income (interest and dividends, less expenses) as well as any capital gains realized from the sale of its holdings. Income dividends generally are distributed in March, June, September, and December for the Fund. Capital gains distributions for the Fund generally occur in December. In addition, the Fund may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year.

               Investors in Japan will receive distributions of income dividends or capital gains in cash.

3.   MANAGEMENT STRUCTURE
     (A)  Outline of Management of Assets, etc.:
          A.   Valuation of Assets:
               The Share price, or "net asset value" for each class of the Fund is calculated by dividing the net assets attributable to each Share class of the Fund, by the total number of Shares outstanding for that Share class. The net asset value is determined as of the close of regular trading on the New York Stock Exchange (generally 4:00 pm U.S. Eastern Time) on each day the Exchange is open for trading.

               Portfolio securities for which market quotations are readily available (includes those securities listed on national securities exchanges, as well as those quoted on the NASDAQ Stock Market) will be valued at the last quoted sales price or the official closing price on the day the valuation is made. Such securities which are not traded on the valuation date are valued at the mean of the bid and ask prices. Price information on an exchange-listed security is taken from the exchange where the security is primarily traded. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

               Short-term instruments (those acquired with remaining maturities of 60 days or less) may be valued at cost, plus or minus any amortized discount or premium, which approximates market value.

               Bonds and other fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service may be determined without regard to bid or last sale prices of each security, but take into account institutional-size transactions in similar groups of securities as well as any developments related to specific securities.

               Non-U.S. securities are valued at the last quoted sales price, or the most recently determined closing price calculated according to local market convention, available at the time the Fund is valued. Prices are obtained from the broadest and most representative market on which the securities trade. If events which materially affect the value of the Fund's investments occur after the close of the securities markets on which such securities are primarily traded, those investments may be valued by such methods as the Board of Trustees deems in good faith to reflect fair value.

               In determining the Fund's net asset value per Share, all assets and liabilities initially expressed in non-U.S. currencies will be converted into U.S. Dollars using the officially quoted daily exchange rates used by Morgan Stanley Capital International in calculating various benchmarking indices. This officially quoted exchange rate may be determined prior to or after the close of a particular securities market. If such quotations are not available, or do not reflect market conditions at the time the Fund is valued, the rate of exchange will be determined in accordance with policies established in good faith by the Board of Trustees.

               Other assets and securities for which no quotations are readily available or which are restricted as to sale (or resale) are valued by such methods as the Board of Trustees deems in good faith to reflect fair value.

     B.   Management Fee, etc.:
          (a)  Trustee Fees
               The same individuals serve as Trustees of all Vanguard funds (with two exceptions, which are noted in the table below), and each fund pays a proportionate share of the Trustees' compensation. The funds employ their officers on a shared basis, as well. However, officers are compensated by The Vanguard Group, Inc., not the funds.

          INDEPENDENT TRUSTEES.  The funds compensate their independent Trustees
          - that is, the ones who are not also officers of the funds - in three ways.
          * The independent Trustees receive an annual fee for their service to the funds, which is subject to reduction based on absences from scheduled Board meetings.
          * The independent Trustees are reimbursed for the travel and other expenses that they incur in attending Board meetings.
          * Upon retirement, the independent Trustees receive an aggregate annual fee of $1,000 for each year served on the Board, up to fifteen years of service. This annual fee is paid ten years following retirement, or until each Trustee's death.

          "INTERESTED" TRUSTEE. Mr. Brennan serves as Trustee, but is not paid in this capacity. He is, however, paid in his role as officer of The Vanguard Group, Inc.

          COMPENSATION TABLE. The following table provides compensation details for each of the Trustees. We list the amounts paid as compensation and accrued as retirement benefits by the Trust for each Trustee. In addition, the table shows the total amount of benefits that we expect each Trustee to receive from all Vanguard funds upon retirement, and the total amount of compensation paid to each Trustee by all Vanguard funds. All information shown is for the Trust's fiscal year ended December 31, 2000.

                    VANGUARD INDEX FUNDS COMPENSATION TABLE

---------------------------------------------------------------------------------------------------------------
   Names of Trustees          Aggregate             Pension or          Estimated Annual     Total Compensation
                          Compensation From     Retirement Benefits      Benefits Upon        From All Vanguard
                            the Trust (1)       Accrued As Part of         Retirement           Funds Paid to
                                               the Trust's Expenses                              Trustees(2)
                                                        (1)
---------------------------------------------------------------------------------------------------------------
John J. Brennan                None                   None                    None                   None
Charles D. Ellis(3)             N/A                    N/A                     N/A                    N/A
JoAnn Heffernan Heisen      $33,173                 $1,462                 $15,000               $100,000
Bruce K. MacLaury           $34,317                 $2,441                 $12,000                $95,000
Burton G. Malkiel           $33,362                 $2,415                 $15,000               $100,000
Alfred M. Rankin, Jr.       $32,509                 $1,769                 $15,000                $98,000
James O. Welch, Jr.         $32,509                 $2,585                 $15,000                $98,000
J. Lawrence Wilson          $33,173                 $1,867                 $15,000               $100,000
---------------------------------------------------------------------------------------------------------------

(1) The amounts shown in this column are based on the Trust's fiscal year ended December 31, 2000.
(2) The amounts reported in this column reflect the total compensation paid to each Trustee for his or her service as Trustee of 109 Vanguard funds (107 in the case of Mr. Malkiel; 99 in the case of Mr. MacLaury) for the 2000 calendar year.
(3)  Mr. Ellis joined the Fund's board effective January 1, 2001.


          (b)  Management Expenses and Other Expenses
               As of December 31, 2000 Total Stock Market Fund contributed 0.02% of its net assets to The Vanguard Group Inc. for investment advisory, corporate management, administrative, marketing and distribution services. For the fiscal year ended December 31, 2000, the Fund incurred $42,133,000 of The Vanguard Group, Inc.'s management (including transfer agency), distribution and marketing expenses. The Fund incurred $153,000 in investment advisory expenses for the same period.

          (c)  Account Administration Fee
               In Japan, an Account Administration Fee at an annual rate of 0.70% multiplied by the Shareholder's average account balance shall be assessed upon each Shareholder quarterly in arrears. For Shareholder accounts which are redeemed partially or in full prior to the end of the quarter, the Account Administration Fee shall be charged in proportion to the period in which the Shareholder holds the Shares and assessed at the time of each redemption. Quarterly assessments shall be net of any fees charged for partial redemptions during the quarter. An Account Administration Fee is compensation to the Distributor for providing account administration and related services. A consumption tax of 5% is added to the Account Administration Fee.

               The Account Administration Fee shall be calculated and collected from each Shareholder in the following manner.

               1. At the end of each calendar quarter, the Shareholder's average daily account will be calculated in respect of the Fund. This initial calculation is in Yen.

               2. A fee of one quarter of the 70 basis point annual fee (60 basis point annual fee from July 17, 2001) will be calculated based on the average account balance so calculated. (Note that in the case of shareholder accounts which are partially or fully redeemed prior to the end of a calendar quarter, the fee shall be charged in proportion to the period in which such shareholder holds the shares and assessed at the time of each redemption. Quarterly assessments shall be net of any fees charged for partial redemptions during the quarter.)

               3. The Distributor will first attempt to withdraw the Account Administration Fee from the Shareholder's account of Daiwa MRF (Money Reserve Fund) of Daiwa Securities Investment Trust Management Co., Ltd.

               4. If there is an insufficient balance, the Distributor will next attempt to withdraw the fee from the Shareholder's account of DKA's MMF (Money Market Fund) of Dai-ichi Kangyo Asset Management Co., Ltd., with the exception that Distributor will only withdraw from balances invested for periods greater than thirty days.

               5. If there is an insufficient balance, the Distributor will then redeem shares from the Fund in respect of which the Account Administration Fee is collected. If the Shareholder holds two or more Vanguard Funds' Shares, the Distributor will redeem shares in the following order:
                    (i)  Vanguard Small-Cap Index Fund
                    (ii) Vanguard Wellesley Income Fund
                    (iii)Vanguard Total Stock Market Index Fund

               6. Shares are redeemed in whole amounts at a level that is necessary to fund any shortfall. The Distributor will then redeem the necessary Shares, deduct the Account Administration Fee owed by the Shareholder and return any excess proceeds to the Shareholder within four Bank Business Days following the redemption. These proceeds will then be swept by the Distributor to the Shareholder's Daiwa MRF on the following Bank Business Day.

          C.   Sales, Repurchases and Custody:
               (1)  Sales of Shares:
                    a.   Sales in the United States
                         --------------------------

                    Investors buy their Shares at the Fund's next-determined net asset value after The Vanguard Group, Inc. receives their request. As long as their request is received before the close of trading on the New York Stock Exchange, generally 4 p.m. U.S. Eastern time, investors will buy their Shares at that day's net asset value.

                    b.   Sales in Japan
                         --------------
                    In Japan, Shares of the Fund are offered on any Fund Business Day (i.e., any day on which the New York Stock Exchange is open for trading) when sales handling companies are open for business in Japan (with the exception of a day in which the next business day is a national holiday in Japan) during the subscription period mentioned in "10.
                    Period of Subscription, Part I Information Concerning Securities" of the securities registration statement. A Sales Handling Company shall provide to the investors a Contract Concerning a Foreign Securities Transactions Account (the "Contract") and receive from such investors an application for requesting the opening of a transactions account under the Contract. In the case of Vanguard Total Stock Market Index Fund, the minimum shares to open an account shall be 30 shares and integral multiples of 5 shares. Ongoing purchases shall be made in increments of 5 shares. The issue price for Shares during the subscription period shall be, in principal, the net asset value per Share next calculated after the Fund has received such application. The Trade Day in Japan is the day when the Sales Handling Company accepts the order. The payment and delivery shall be made in Yen on the fourth business day from and including the Trade Day. No sales charge is added in Japan, provided, however, that an Account Administration Fee at an annual rate of 0.70% multiplied by the Shareholder's average account balance shall be assessed upon each Shareholder quarterly in arrears. For Shareholder accounts which are redeemed partially or in full prior to the end of each quarter, the Account Administration Fee shall be charged in proportion to the period in which such shareholder holds the shares and assessed at the time of the redemption. Quarterly assessments shall be net of any fees charged for
                    partial   redemptions   during  the   quarter.   An  Account
                    Administration Fee is compensation to the Distributor in Japan for providing account administration and related services. A consumption tax of 5% is added to the Account Administration Fee.

                    Shareholders will receive from the Sales Handling Company a certificate of safekeeping in exchange for the purchase price. In such case payment shall be made in Yen in principal and the applicable exchange rate shall be the exchange rate which shall be based on the foreign exchange rate quoted in the Tokyo Foreign Exchange Market on the Trade Day and which shall be determined by the Sales Handling Company. The payment by the investor to the Distributor may be made in U.S. Dollars to the extent that the Sales Handling Companies can agree. In addition, the Sales Handling Companies in Japan who are members of the Japanese Securities Dealers Association cannot continue sales of the Shares in Japan when the net assets of the Fund are less than (Y)100,000,000 or the Shares otherwise cease to comply with the "Standards of Selection of Foreign Investment Fund Securities" established under the Rules of Foreign Securities Transactions by the Japanese Securities Dealers Association.

               (2)  Repurchase of Shares:
                    a.   Repurchase in the United States
                         -------------------------------
                    Investors can request a redemption of Shares at any time from their Fund account in any one of three ways: online (only for IRAs and other retirement accounts), by telephone (sell, but not exchange), or by mail. The transaction will be based on the Fund's next-determined Share price, subject to any special rules discussed in this document. No charge is made by the Fund for redemptions. The proceeds of a redemption may be more or less than the Shareholder's cost depending on the market value of the securities held by the Fund.

                    b.   Repurchase in Japan
                         -------------------
                    Shareholders in Japan may at any time request repurchase of their Shares. Repurchase requests in Japan may be made to a Sales Handling

                    Company on a Fund Business Day that is also a business day of the Sales Handling Companies in Japan (with the exception of a day in which the next business day is a national holiday in Japan). The Sales Handling Company shall send such requests to The Vanguard Group, Inc. One share is acceptable as the minimum redemption amount.

                    The price a Shareholder in Japan will receive is the net asset value next calculated after the Fund receives the repurchase request from the Sales Handling Company. The payment of the price shall be made in Yen through the Sales Handling Company pursuant to the Contracts or, if the Sales Handling Company agrees, in U.S. Dollars. The payment for repurchase proceeds shall be made on the fourth business day of the Sales Handling Companies in Japan from and including the Trade Day. Although the Account Administration Fee is funded from a Shareholder's account of Daiwa MRF and then DKA's MMF (balances invested for periods greater than thirty days), if there is an insufficient balance, the Distributor may redeem the Shareholder's Shares in the Fund or Funds in which the Shareholder is invested. If the Shareholder holds Shares in more than one Fund the Distributor shall redeem Shares in the following order :
                    (i)  Vanguard Small-Cap Index Fund
                    (ii) Vanguard Wellesley Income Fund
                    (iii) Vanguard Total Stock Market Index Fund

                    Please refer to "3. Management Structure, (A) Outline of Management of Assets, etc., B. Management Fee, etc., (c) Account Administration Fee" in detail.

               (3)  Suspension of Repurchase:
                    The Fund may suspend redemption privileges and/or postpone the date of payment of redemption proceeds (i) during any period that the New York Stock Exchange is closed, or trading on the Exchange is restricted as determined by the SEC, (ii) during any period when an emergency exists as defined by the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the SEC may permit. The Fund reserves the right to pay all or part of a Shareholder's redemption in-kind if fund management believes that a cash redemption would disrupt the funds' operation or performance. Under these circumstances, Vanguard also reserves the right to delay payment of redemption proceeds for up to seven days.

               (4)  Conversion of Shares
                    In Japan, Shares cannot be converted to securities of other classes or series' of the Trust.

               (5)  Custody of Shares:
                    To eliminate the need for safekeeping, the Fund will not issue certificates for Shares.

          D.   Miscellaneous:
               (1)  Duration and Liquidation:
                    Unless terminated as provided in the Agreement and Declaration of the Trust, the Trust shall continue without limitation of time. The Trust may be terminated at any time by the Trustees upon 60 days prior written notice to the Shareholders. Any series may be terminated at any time by the Trustees upon 60 days prior written notice to the Shareholders of that series.

               (2)  Accounting Year:
                    The accounts of the Fund will be closed each year on December 31.

               (3)  Authorized Shares:
                    There is no prescribed authorized number of Shares, and Shares may be issued from time to time.

               (4)  Agreement and Declaration of Trust:
                    Originals or copies of the Agreement and Declaration of Trust, as amended, are maintained in the office of the Trust and are made available for public inspection for the Shareholders. Originals or copies of the Agreement and Declaration of Trust, as amended, are on file in the United States with the Secretary of State of the State of Delaware. The

                    Agreement and Declaration of Trust may be restated and/or amended at any time by an instrument in writing signed by a majority of the Trustees then holding office. Any such restatement and/or amendment thereto shall be effective immediately upon execution and approval. The Trust's Certificate of Trust may be restated and/or amended by a similar procedure, and any such restatement and/or amendment shall be effective immediately upon filing with the Office of the Secretary of State of the State of Delaware or upon such future date as may be stated therein. In Japan, material changes in the Agreement and Declaration of Trust shall be published or notice thereof shall be sent to the Japanese Shareholders.

          (B)  Outline of Disclosure System:
               (1)  Disclosure in U.S.A.:
                    (i)  Disclosure to Shareholders
                    In accordance with the 1940 Act, the Fund is required to send to its Shareholders annual and semi-annual reports containing financial information.

                    (ii) Disclosure to the SEC
                    The Trust has filed a registration statement with the SEC on Form N-1A; the Trust updates that registration statement periodically in accordance with the 1940 Act.

               (2)  Disclosure in Japan:
                    a.   Disclosure to the Supervisory Authority
                    (i)  Disclosure  Required  under the Securities and Exchange
                         Law:
                    When the Trustees intend to offer the Shares of the Fund amounting to 100 million Yen or more in Japan, it shall submit to the Director of Kanto Local Finance Bureau of the Ministry of Finance the securities registration statement together with the copies of the Agreement and Declaration of Trust and the agreements with major related companies as attachments thereto. The said documents are made available for public inspection for the investors and any other persons who desire at Kanto Local Finance Bureau of the Ministry of Finance.

                    The Sales Handling Companies of the Shares shall deliver to the investors prospectuses the contents of which are substantially  identical  to  Part  I and  Part  II  of  the securities registration statement. For the purpose of disclosure of the financial conditions, etc., the Trustees shall submit to the Director of Kanto Local Finance Bureau of the Ministry of Finance securities reports within 6 months of the end of each fiscal year, semi-annual reports within 3 months of the end of each semi-annual period and extraordinary reports from time to time when changes occur as to material subjects of the Fund. These documents are available for public inspection for the investors and any other persons who desire at Kanto Local Finance Bureau of the Ministry of Finance.

                    (ii) Notifications, etc. under the Law Concerning Investment
                         Trusts and Investment Companies
                    If the Management Company conducts business of offering for sale Shares of the Fund, it must file in advance the prescribed matters of the Fund with the Commissioner of
                    Financial Services Agency under the Law Concerning Investment Trusts and Investment Companies (the Law No.198,
                    1951) (hereinafter referred to as the "Investment Trusts Law"). In addition, if the Management Company amends the Agreement and Declaration of Trust, it must file in advance such amendment and the details thereof with the Commissioner of Financial Services Agency. Further, the Trustees must prepare the Management Report on the prescribed matters concerning the assets of the Fund under the Investment Trusts Law immediately after the end of each calculation period of the Fund and must file such Report with the Commissioner of Financial Services Agency.

                    b.   Disclosure to Japanese Shareholders:

                    If the Management Company makes any amendment to the Agreement and Declaration of Trust, the substance of which is important, it must give in advance public notice concerning its intention to make such amendment and the substance of such amendment at least 30 days prior to such amendment, and must deliver the written documents containing the above matters to the Shareholders known in Japan. Provided, however, that if the said written documents are delivered to all the Shareholders in Japan, the relevant public notice is not required to be given.

                    The Japanese Shareholders will be notified of the material facts which would change their position and of notices from the Trustees, through the Sales Handling Companies. The above-described Management Report on the Fund will be sent to the Shareholders known in Japan.

          (C)  Restrictions on Transactions with Interested Parties:
               The Fund may not sell, purchase or loan securities (excluding Shares in the Fund) or grant or receive a loan or loans to or from the adviser, corporate and domiciliary agent, or paying agent, the distributors and the authorized agents or any of their directors, officers or employees or any of their major Shareholders (meaning a Shareholder who holds, in his own or other name (as well as a nominee's name), more than 10% of the total issued and outstanding Shares of stock of such company) acting as principal, or for their own account, unless the transaction is made within the other restrictions set forth above and either (a) at a price determined by current publicly available quotations, or (b) at competitive prices or interest rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets.

4.   INFORMATION CONCERNING THE EXERCISE OF RIGHTS BY SHAREHOLDERS, ETC.
     (A)  Rights of Shareholders and Procedures for Their Exercise:
               Shareholders in Japan must generally register their Shares in their own name in order to exercise directly their rights as Shareholders. Therefore, the Shareholders in Japan who entrust the custody of their Shares to the Sales Handling Company cannot exercise directly their Shareholder rights, because their Shares are registered in the name of the Sales Handling Company. Shareholders in Japan may have the Sales Handling Companies exercise their rights on their behalf in accordance with the Contract with the Sales Handling Companies.

               Shareholders in Japan who do not entrust the custody of their Shares to the Sales Handling Companies may exercise their rights in accordance with their own arrangement under their own responsibility.

               The major rights enjoyed by Shareholders are as follows:

               (i)  Voting rights
                    Shareholders of the Fund are entitled to vote on a matter if: (i) a Shareholder vote is required under the 1940 Act;
                    (ii) the matter concerns an amendment to the Agreement and Declaration of Trust that would adversely affect to a material degree the rights and preferences of the Shares; or
                    (iii) the Trustees determine that it is necessary or desirable to obtain a Shareholder vote. The 1940 Act requires a Shareholder vote under various circumstances, including to elect or remove Trustees upon the written request of Shareholders representing 10% or more of the Fund's net assets, and to change any fundamental policy of the Fund. Shareholders of the Fund receive one vote for each U.S. Dollar of net asset value owned on the record date, and a fractional vote for each fractional Dollar of net asset value owned on the record date, except where voting is otherwise required by law to be based on Share ownership. However, only the Shares of the Fund affected by a particular matter are entitled to vote on that matter. Voting rights are non-cumulative and cannot be modified without a majority vote. Shareholders in Japan are entitled to receive from the Sales Handling Companies pursuant to the Account Agreement to be entered between a Sales Handling Company and a Shareholder notices of the Fund, whereby Shareholders have the Sales Handling Company exercise their voting rights.

               (ii) Repurchase rights
                    Shareholders are entitled to request repurchase of Shares at the Shares' Net Asset Value.

               (iii)Rights to receive dividends

                    The Shareholders of the Fund are entitled to receive any dividends or other distributions declared by the Fund. No Shares have priority or preference over any other Shares of the Fund with respect to distributions. Distributions will be made from the assets of the Fund, and will be paid ratably to all Shareholders of the Fund according to the number of Shares of the Fund held by Shareholders on the record date.

               (iv) Right to receive distributions upon dissolution
                    Shareholders   of  the  Fund   are   entitled   to   receive
                    distributions upon dissolution in proportion to the number of Shares then held by them, except as otherwise required.

               (v)  Right to inspect accounting books and the like
                    Shareholders are entitled to inspect the Agreement and Declaration of Trust, and at the discretion of the Court, the accounting books and the minutes of any Shareholders' meetings.

               (vi) Right to Transfer Shares
                    Shares are transferable within Japan to Japanese investors without restriction except as limited by applicable law.

     (B)  Tax Treatment of Shareholders in Japan:
          The tax treatment of Shareholders in Japan shall be as follows:
          (1) The distributions to be made by the Fund will be treated as distributions made by a domestic investment trust.
               a. The distributions to be made by the Fund to Japanese individual Shareholders will be subject to separate taxation from other income (i.e., withholding of Japanese income tax at the rate of 15% and withholding of local taxes at the rate of 5% in Japan). In this case, no report concerning distributions will be filed with the Japanese tax authorities.

               b. The distributions to be made by the Fund to Japanese corporate Shareholders will be subject to withholding of Japanese income tax at the rate of 15% and to withholding of local taxes at the rate of 5% in Japan. In certain cases, the Payment Handling Companies, which are normally the Sales Handling Companies, will prepare a report concerning distributions and file such report with the Japanese tax authorities.

               c. The Fund's distribution of dividends, which include net investment income such as interest and net short-term capital gains, will be subject to withholding of U.S. federal income tax at the rate of 15% provided the Japanese investor and the record owner of the Shares submit the necessary documentation to qualify for the 15% rate under an applicable tax treaty. If for any reason the investor is not eligible for a reduced rate under an applicable tax treaty, a 30% U.S. withholding rate will apply. Distributions of net long-term realized capital gains will not be subject to withholding of U. S. federal income tax, and the full amount thereof will be subject to tax in Japan.

                    If the Distributor obtains the necessary approval from the Japanese tax authorities, the Japanese withholding tax imposed on distributions as referred to in a. and b. above will be collected by way of the so-called "difference collecting method." In this method only the difference, if any, between the amount equivalent to 20% of the distributions before U.S. withholding tax and the amount of U.S. tax withheld will be collected in Japan. If the Distributor is unable to use the so-called "difference collecting method," the Distributor will withhold Japanese income tax at the full 20% rate, and Shareholders may obtain a credit for U.S. withholding taxes by submitting the appropriate claim form to the Japanese tax authorities.

          (2) The provisions of Japanese tax laws giving the privilege of a certain deduction from taxable income to corporations, which may apply to dividends paid by a domestic corporation, shall not apply.

          (3) Capital gains and losses arising from purchase and repurchase of the Shares shall be treated in the same way as those arising from purchase and sale of shares of a domestic investment trust. The distribution of the net liquidation assets shall be also treated in the same way as those arising from liquidation of a domestic investment trust.

     (C)  Foreign Exchange Control in U.S.A.:
               In the United States, there are no foreign exchange control restrictions on remittance of dividends, repurchase money, etc. of the Shares to Japanese Shareholders.

     (D)  Agent in Japan:
               Hamada & Matsumoto
               Kasumigaseki Building, 25th Floor
               2-5, Kasumigaseki 3-chome
               Chiyoda-ku, Tokyo

               The foregoing law firm is the true and lawful agent of the Fund to represent and act for the Fund in Japan for the purpose of:
               (1) the receipt of any and all communications, claims, actions, proceedings and processes as to matters involving problems under the laws and the rules and regulations of the JSDA, and

               (2) representation in and out of court in connection with any and all disputes, controversies or differences regarding the transactions relating to the public offering, sale and repurchase in Japan of the Shares of the Fund.

               The agent for the  registration  with the Director of Kanto Local
          Finance Bureau of the Ministry of Finance of Japan of the public offering concerned as well as for the continuous disclosure and filing the notification with the Commissioner of the Financial Services Agency is the following person:
               Ken Miura
               Attorneys-at-law
               Hamada & Matsumoto
               Kasumigaseki Building, 25th Floor
               2-5, Kasumigaseki, 3-chome
               Chiyoda-ku, Tokyo

     (E)  Jurisdiction:
               Limited  only  to  litigation   brought  by  Japanese   investors
          regarding transactions relating to (D)(2) above, the Fund has agreed that the following court has jurisdiction over such litigation and the Japanese law is applicable thereto:
               Tokyo District Court
               1-4, Kasumigaseki 1-chome
               Chiyoda-ku, Tokyo

5.   STATUS OF INVESTMENT FUND
     (A)  Diversification of Investment Portfolio

                    - VANGUARD TOTAL STOCK MARKET INDEX FUND
                          (Includes all Share Classes)

                                                  (As of the end of April, 2001)
--------------------------------------------------------------------------------
                                                                Investment Ratio
Types of Assets    Name of Country      Market Value Total Dollar            (%)
--------------------------------------------------------------------------------
Common Stocks      United States            23,964,447,332                99.71
U.S. Treasury      United States             *   9,902,800                 0.04
--------------------------------------------------------------------------------
Sub-Total                                   23,974,350,132                99.76
--------------------------------------------------------------------------------
Cash, Deposit and
Other Assets (After
Deduction of Liabilities)                       58,640,995                 0.24
--------------------------------------------------------------------------------
     Total                              **  24,032,991,127                  100
--------------------------------------------------------------------------------
* U.S. Treasury amount includes mortgage-backed securities that are backed by the full faith and credit of the U.S. Government. Fund's assets did not include U.S. Treasury bills, notes, or bonds as of the end of April, 2001.
**   Net Asset Value For Investor Shares is $16,073,975,083

Note:Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

     (B)  Results of Past Operations
          (1)  Record of Changes in Net Assets
               Record of changes in net assets at the end of the following fiscal years and at the end of each month within one year prior to the end of April, 2001 is as follows:

            VANGUARD TOTAL STOCK MARKET INDEX FUND - INVESTOR SHARES
--------------------------------------------------------------------------------
                           Total Net Asset Value       Net Asset Value per Share
--------------------------------------------------------------------------------
                                 US$          Yen
                             (millions)    (millions)        US$         Yen
--------------------------------------------------------------------------------
The 1st Fiscal Year Ended
on September 30, 1992            275        33,976          10.84       1,339
--------------------------------------------------------------------------------
The 2nd Fiscal Year Ended
on September 30, 1993            512        63,258          11.69       1,444
--------------------------------------------------------------------------------
The 3rd Fiscal Year Ended
on September 30, 1994            786        97,110          11.37       1,405
--------------------------------------------------------------------------------
The 4th Fiscal Year Ended
on December 31, 1995           1,571       194,097          15.04       1,858
--------------------------------------------------------------------------------
The 5th Fiscal Year Ended
on December 31, 1996           3,531       436,255          17.77       2,195
--------------------------------------------------------------------------------
The 6th Fiscal Year Ended
on December 31, 1997           5,092       629,117          22.64       2,797
--------------------------------------------------------------------------------
The 7th Fiscal Year Ended
on December 31, 1998           9,308     1,150,003          27.42       3,388
--------------------------------------------------------------------------------
The 8th Fiscal Year Ended
on December 31, 1999          18,133     2,240,332          33.22       4,104
--------------------------------------------------------------------------------
The 9th Fiscal Year Ended
on December 31, 2000          19,607     2,422,445          29.26       3,615
================================================================================
2000 End of May               18,823     2,325,582          31.47       3,888
            June              19,829     2,449,873          32.78       4,050
            July              19,607     2,422,445          32.14       3,971
            August            20,956     2,589,114          34.48       4,260
            Septmeber         20,106     2,484,096          32.78       4,050
            October           19,966     2,466,799          32.11       3,967
            November          16,579     2,048,335          28.93       3,574
            December          16,856     2,082,559          29.26       3,615
2001 End of January           17,532     2,166,079          30.38       3,753
            February          15,668     1,935,781          27.52       3,400
            March             14,689     1,814,826          25.60       3,163
            April             16,074     1,985,943          27.69       3,421
--------------------------------------------------------------------------------

          (2)  Record of Distributions Paid
               Amount of distributions per Share for the following fiscal years and for each month during the current fiscal year are shown below.

            VANGUARD TOTAL STOCK MARKET INDEX FUND - INVESTOR SHARES
--------------------------------------------------------------------------------
                                                      Total Distributions
--------------------------------------------------------------------------------
                                                          US$       Yen
--------------------------------------------------------------------------------
The 1st Fiscal Year (4/27/92-12/31/92)                 0.230        28
--------------------------------------------------------------------------------
The 2nd Fiscal Year (1/1/93-12/31/93)                  0.290        36
--------------------------------------------------------------------------------
The 3rd Fiscal Year (1/1/94-12/31/94)                  0.300        37
--------------------------------------------------------------------------------
The 4th Fiscal Year (1/1/95-12/31/95)                  0.370        46
--------------------------------------------------------------------------------
The 5th Fiscal Year (1/1/96-12/31/96)                  0.400        49
--------------------------------------------------------------------------------
The 6th Fiscal Year (1/1/97-12/31/97)                  0.592        73
--------------------------------------------------------------------------------
The 7th Fiscal Year (1/1/98-12/31/98)                  0.454        56
--------------------------------------------------------------------------------
The 8th Fiscal Year (1/1/99-12/31/99)                  0.650        80
--------------------------------------------------------------------------------
The 9th Fiscal Year (1/1/00-12/31/00)                  0.476        59
================================================================================
2000 End of May                                           --        --
            June                                       0.080        10
            July                                          --        --
            August                                        --        --
            September                                  0.090        11
            October                                       --        --
            November                                      --        --
            December                                   0.176        22
2001 End of January                                       --        --
            February                                      --        --
            March                                      0.070         9
            April                                         --        --
--------------------------------------------------------------------------------

          (3)  Miscellaneous
               (i)  Total Return
                    Total  Return  reflects  the past  performance  and  doesn't indicate the future performance. The price of shares, yield and return by the actual investment may fluctuate, when the investors sell the units, they may get gain or loss. The annual average return includes the fluctuation of the price of the shares, distribution and capital gains.

-----------------------------------------------------------------------------------------------------------------
past 1 month         past 1 year       past 3 years       past 5 years       since the establishment*
-----------------------------------------------------------------------------------------------------------------
8.16%                -13.79%           4.19%               13.69%               14.55%
-----------------------------------------------------------------------------------------------------------------

* The date of the establishment is April 27, 1992.



               (ii) annual performance

--------------------------------------------------------------------------------
Year             Capital Return            Income Return            Total Return
--------------------------------------------------------------------------------
2000                -11.52%                    0.94%                   -10.57%
--------------------------------------------------------------------------------
1999                 22.44%                    1.37%                    23.81%
--------------------------------------------------------------------------------
1998                 21.69%                    1.57%                    23.26%
--------------------------------------------------------------------------------
1997                 29.02%                    1.97%                    30.99%
--------------------------------------------------------------------------------
1996                 18.91%                    2.06%                    20.96%
--------------------------------------------------------------------------------
1995                 33.08%                    2.71%                    35.79%
--------------------------------------------------------------------------------
1994                 -2.48%                    2.31%                    -0.17%
--------------------------------------------------------------------------------
1993                  8.12%                    2.50%                    10.62%
--------------------------------------------------------------------------------
1992*                 8.08%                    2.33%                    10.41%
--------------------------------------------------------------------------------
* The date of the establishment is April 27, 1992.

               (iii) monthly performance

-------------------------------------------------------------------------------------------------------
             Net Asset                 Net Asset                  Net Asset                   Net Asset
             Value in                  Value in                   Value in                    Value in
             dollar(%)                 dollar(%)                  dollar(%)                   dollar(%)
-------------------------------------------------------------------------------------------------------
April,        1.50         October,     1.55          April,       4.50          October,      6.29
 1992                       1994                       1999                       1999
-------------------------------------------------------------------------------------------------------
May,          0.69         November,   -3.65          May,         7.10          November,     3.42
 1992                       1994                       1999                       1999
-------------------------------------------------------------------------------------------------------
June,        -2.05         December,    1.23          June,        4.37          December,     7.59
 1992                       1994                       1999                       1999
-------------------------------------------------------------------------------------------------------
July,         3.98         January,     2.20          July,        7.77          January,     -4.18
 1992                       1995                       1999                       2000
-------------------------------------------------------------------------------------------------------
August,      -2.20         February,    4.04          August,     -3.72          February,     2.54
 1992                       1995                       1999                       2000
-------------------------------------------------------------------------------------------------------
September,    1.27         March,       2.65          September,   5.77          March,        5.69
 1992                       1995                       1997                       2000
-------------------------------------------------------------------------------------------------------
October,      1.17         April,       2.51          October,    -3.40          April,       -5.21
 1992                       1995                       1997                       2000
-------------------------------------------------------------------------------------------------------
November,     4.23         May,         3.48          November,    3.33          May,         -3.41
 1992                       1995                       1997                       2000
-------------------------------------------------------------------------------------------------------
December,     1.57         June,        2.98          December,    1.70          June,         4.42
 1992                       1995                       1997                       2000
-------------------------------------------------------------------------------------------------------
January,      1.01         July,        4.02          January,     0.44          July,        -1.95
 1993                       1995                       1998                       2000
-------------------------------------------------------------------------------------------------------
February,     0.46         August,      1.07          February,    7.34          August,       7.28
 1993                       1995                       1998                       2000
-------------------------------------------------------------------------------------------------------
March,        2.46         September,   3.61          March,       5.06          September,   -4.67
 1993                       1995                       1999                       2000
-------------------------------------------------------------------------------------------------------
April,       -2.77         October,    -1.17          April,       1.10          October,     -2.04
 1993                       1995                       1999                       2000
-------------------------------------------------------------------------------------------------------
May,          3.03         November,    4.17          May,        -2.71          November,    -9.90
 1993                       1995                       1999                       2000
-------------------------------------------------------------------------------------------------------
June,         0.55         December,    1.54          June,        3.54          December,     1.78
 1993                       1995                       1999                       2000
-------------------------------------------------------------------------------------------------------
July,        -0.27         January,     2.66          July,       -2.27          January,      3.83
 1993                       1996                       1999                       2001
-------------------------------------------------------------------------------------------------------
August,       3.93         February,    1.62          August,    -15.65          February,    -9.41
 1993                       1996                       1998                       2001
-------------------------------------------------------------------------------------------------------
September,    0.01         March,       1.14          September,   6.68          March,       -6.72
 1993                       1996                       1998                       2001
-------------------------------------------------------------------------------------------------------
October,      1.64         April,       2.41          October,     7.51          April,        8.16
 1993                       1996                       1998                       2001
-------------------------------------------------------------------------------------------------------
November,    -1.62         May,         2.66          November,    6.17
 1993                       1996                       1998
-------------------------------------------------------------------------------------------------------
December,     1.90         June,       -0.84          December,    6.45
 1993                       1996                       1998
-------------------------------------------------------------------------------------------------------
January,      3.08         July,       -5.37          January,     3.65
 1994                       1996                       1999
-------------------------------------------------------------------------------------------------------
February,    -2.16         August,      3.09          February,   -3.73
 1994                       1996                       1999
-------------------------------------------------------------------------------------------------------
March,       -4.52         September,   5.38          March,       3.93
 1994                       1996                       1999
-------------------------------------------------------------------------------------------------------
April,        0.89         October,     1.43          April,       4.68
 1994                       1996                       1999
-------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
May,          0.97         November,    6.81          May,        -2.00
 1994                       1996                       1999
--------------------------------------------------------------------------------
June,        -2.73         December,   -1.27          June,        5.16
 1994                       1996                       1999
--------------------------------------------------------------------------------
July,         3.08         January,     5.46          July,       -3.20
 1994                       1997                       1999
--------------------------------------------------------------------------------
August,       4.39         February,   -0.11          August,     -0.92
 1994                       1997                       1999
--------------------------------------------------------------------------------
September,   -1.85         March,      -4.45          September,  -2.44
 1994                       1997                       1999
--------------------------------------------------------------------------------


               (iv) The contents of the portfolio
--------------------------------------------------------------------------------

The number of the shares                                   3,442
The aggregate market value                                 37 billion Dollars
PER                                                        26.9
PBR                                                        3.7
ROE                                                        22.70%
The rate of gain                                           15.6%
The fluctuation of sell and purchase                       7.0%
Cash ratio                                                 0.0%
--------------------------------------------------------------------------------



               (v)  Risk analysis
--------------------------------------------------------------------------------
R Square             0.94
Beta                 1.03
--------------------------------------------------------------------------------
* R Square and Bata is calculated based on the return during 36 months compared with Standard & Poors 500 Index.
* "R Square" means the benchmark how the performance of the portfolio explain the return of the index.
* "Beta" means the benchmark between the fluctuation of the total market or index and the past price.

          (4)  Record of Sales and Repurchase
                    Record of sales and repurchases as of the end of each fiscal year and number of outstanding Shares of the Fund as of the end of each fiscal year are as follows:

Total Stock Market Index Fund - Investor Shares
-----------------------------------------------

--------------------------------------------------------------------------------
                          Number of         Number of             Number of Out-
                          Shares Sold       Shares Repurchased   standing Shares
                            (000)               (000)                 (000)
--------------------------------------------------------------------------------
The 1st Fiscal Year        27,070             (1,669)                25,401
(4/27/92-12/31/92)            (-)                 (-)                   (-)
--------------------------------------------------------------------------------
The 2nd Fiscal Year        25,859             (7,435)                43,825
(1/1/93-12/31/93)             (-)                 (-)                   (-)
--------------------------------------------------------------------------------
The 3rd Fiscal Year        31,946             (6,692)                69,079
(1/1/94-12/31/94)             (-)                 (-)                   (-)
--------------------------------------------------------------------------------
The 4th Fiscal Year        44,834             (9,484)               104,429
(1/1/95-12/31/95)             (-)                 (-)                   (-)
--------------------------------------------------------------------------------
The 5th Fiscal Year       112,625            (18,391)               198,663
(1/1/96-12/31/96)             (-)                 (-)                   (-)
--------------------------------------------------------------------------------
The 6th Fiscal Year       110,502            (84,266)               224,899
(1/1/97-12/31/97)             (-)                 (-)                   (-)
--------------------------------------------------------------------------------
The 7th Fiscal Year       165,233            (50,676)               339,456
(1/1/98-12/31/98)             (-)                 (-)                   (-)
--------------------------------------------------------------------------------
The 8th Fiscal Year       269,539            (63,119)               545,876
(1/1/99-12/31/99)             (-)                 (-)                   (-)
--------------------------------------------------------------------------------
The 9th Fiscal Year       218,871           (188,753)               575,994
(1/1/00-12/31/00)             (-)                 (-)                   (-)
--------------------------------------------------------------------------------


II.  OUTLINE OF THE TRUST
     (A)  Law of Place of Incorporation
               The Trust was organized as a Pennsylvania business trust in 1975, and was reorganized as a Delaware business trust in July, 1998. The
          Fund is registered with the SEC under the 1940 Act as an open-end, diversified management investment company. There is no limit on the number of full and fractional shares that the Fund may issue.

     (B)  Outline of the Supervisory Authority
          Refer to I - l (B) Outline of the Supervisory Authority.

     (C)  Purpose of the Trust
               The Trust was established to conduct, operate, and carry on the business of a management investment company registered under the 1940 Act through one or more series investing primarily in securities.

     (D)  History of the Trust
               December 31, 1975:  Organization  of the Trust as a  Pennsylvania
                                   business trust.
               July 24, 1998:      Reorganization as a Delaware business trust.

     (E)  Amount of Capital Stock
               Not applicable.

     (F)  Structure of the Management of the Trust
               The Trustees have exclusive and absolute control over the Trust Property and over the business of the Trust to the same extent as if the Trustees were the sole owners of the Trust Property and business in their own right, but with such powers of delegation as may be permitted by the Agreement and Declaration of Trust. The Agreement and Declaration of Trust provides that the Trustees have the power to do all things and execute all instruments as the Trustees deem necessary, proper or desirable in order to promote the interests of the Trust.

               The number of Trustees shall be from 1 to 15 as fixed from time to time by the Trustees. If any vacancies shall exist, the remaining Trustees shall fill such vacancy by appointing such other individuals as they in their discretion shall see fit. A Trustee may be removed at any meeting of Shareholders by a vote of two-thirds of the outstanding Shares of each series. The Trustees shall hold office during the lifetime of this Trust and until its termination or until he or she resigns, is removed or dies.

               The Trustees of the Trust are authorized by the Agreement and Declaration of Trust to issue Shares and to authorize the division of Shares into one or more series. The assets of each series shall irrevocably belong to that series for all purposes. The variations in the relative rights, privileges and preferences as between the different series shall be fixed and determined by the Trustees. The Trustees may authorize the division of Shares of any series into Shares of one or more classes of such series, with such variations between classes as may be approved by the Board of Trustees.

               Under the Agreement and Declaration of Trust, the Shareholders have the power, as and to the extent provided therein, to vote only
          (i) for the election or removal of Trustees as provided in Article IV,
          Section 1 of the Agreement and Declaration of Trust, and (ii) with respect to such additional matters relating to the Trust as may be required by the applicable provisions of the 1940 Act, including
          Section 16(a) thereof, and (iii) on such other matters as the Trustees may consider necessary or desirable unless otherwise required by law,each Shareholder shall have one vote for each U.S. Dollar (and a fractional vote for each fractional Dollar) of the net asset value of each Share (including fractional Shares) held by such Shareholder on the record date on each matter submitted to a vote at a meeting of Shareholders. There shall be no cumulative voting in the election of Trustees. Votes may be made in person or by proxy. A proxy purporting to be executed by or on behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise and the burden of proving invalidity shall rest on the challenger.

               Meetings of the Shareholders may be called by the Trustees. A meeting of Shareholders may be held at any place designated by the Trustees. Written notice of any meeting of Shareholders shall be given or caused to be given by the Trustees by delivering personally or mailing such notice not more than ninety (90), nor less than ten (10) days before such meeting, postage prepaid, stating the time and place of the meeting, to each Shareholder at the Shareholder's address as it appears on the records of the Trust.

               Except as otherwise provided by the 1940 Act or in the Agreement and Declaration of Trust, at any meeting of Shareholders, the presence in person or by proxy of the holders of record of Shares issued and outstanding and entitled to vote representing more than fifty percent of the total combined net asset value of all Shares issued and outstanding and entitled to vote shall constitute a quorum for the transaction of any business at the meeting. Any meeting of Shareholders may be adjourned from time to time by a majority of the votes properly cast upon the question of adjourning a meeting to another date and time, whether or not a quorum is present, and the meeting may be held as adjourned within a reasonable time after the date set for the original meeting without further notice.

               The Trustees are authorized by the Agreement and Declaration of Trust to adopt By-Laws not inconsistent with the Agreement and Declaration of Trust to provide for the conduct of the business of the Trust. The By-Laws contemplate that the Trustees shall elect a Chairman, a President, a Treasurer and a Secretary. The Trustees may elect or appoint such other officers or agents as the business of the Trust may require. The Trustees may delegate to any officer or committee the power to appoint any subordinate officers or agents. The Trustees may amend or repeal the By-Laws of the Trust to the extent such power is not reserved to the Shareholders.

               The Trustees may in their discretion provide for regular or stated meetings of the Trustees. Notice of regular or stated meetings need not be given. Meetings of the Trustees other than regular or stated meetings shall be held whenever called by the Chairman or by any Trustee. Notice of the time and place of each meeting other than regular or stated meetings shall be mailed to each Trustee at least two days before the meeting, or shall be telegraphed, cabled, or wirelessed to each Trustee, or personally delivered to him or her at least one day before the meeting.

               A majority of the Trustees present in person at any regular or special meeting of the Trustees shall constitute a quorum for the transaction of business at such meeting. Except as otherwise required by law, the Agreement and Declaration of Trust or the Trust's By-Laws, any action to be taken by the Trustees may be taken by a majority of the Trustees present at a meeting at which a quorum is present, or by written consent of all of the Trustees.

               The Agreement and Declaration of Trust contains provisions for the indemnification of Trustees, officers and Shareholders of the Trust under the circumstances and on the terms specified therein.

     (G)  Information Concerning Major Shareholders
               As of the date hereof, no person owned of record 5% or more of the outstanding Shares of the Fund.

     (H)  Information Concerning Directors, Officers and Employees
          (1)  Trustees and Officers of the Trust

                                                              (as of the end of April, 2001)
-----------------------------------------------------------------------------------------------------------------------
Name                         Office and Title       Resume                                        Investor Shares Owned
                                                                                                  Total Stock Market
                                                                                                  Index Fund
-----------------------------------------------------------------------------------------------------------------------
John J. Brennan              Chairman, Chief        Chairman, Chief Executive Officer and                   0
                             Executive Officer      President of The Vanguard Group, Inc.
                             and Trustee
-----------------------------------------------------------------------------------------------------------------------
JoAnn Heffernan Heisen       Trustee                Vice President, Chief Information Officer, and          0
                                                    member of the Executive Committee of Johnson
                                                    and Johnson, Director of Johnson &
                                                    Johnson*Merck Consumer Pharmaceuticals Co., The
                                                    Medical Center at Princeton, and Women's
                                                    Research and Education Institute.
-----------------------------------------------------------------------------------------------------------------------
Bruce K. MacLaury            Trustee                President Emeritus of The Brookings                     0
                                                    Institution; Director of American Express Bank,
                                                    Ltd., The St Paul Companies, Inc., and National
                                                    Steel Corp.
-----------------------------------------------------------------------------------------------------------------------
Burton G. Malkiel            Trustee                Chemical Bank Chairman's Professor of                   0
                                                    Economics, Princeton University; Director of
                                                    Prudential Insurance Co. of America, Banco
                                                    Bilbao Gestinova, Baker Fentress & Co., The
                                                    Jeffrey Co., and Select Sector SPDR Trust.
-----------------------------------------------------------------------------------------------------------------------
Alfred M. Rankin, Jr.        Trustee                Chairman, President, Chief Executive Officer,           0
                                                    and Director of NACCO Industries; and Director
                                                    of the BFGoodrich Co.
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
James O. Welch, Jr.          Trustee                Retired Chairman of Nabisco Brands, Inc.;               0
                                                    retired Vice Chairman and Director of RJR
                                                    Nabisco; Director of TECO Energy, Inc., and
                                                    Kmart Corp.
-----------------------------------------------------------------------------------------------------------------------
J. Lawrence Wilson           Trustee                Retired Chairman of Rohm & Haas Co.; Directo            0
                                                    of Cummins Engine Co., The Mead Corp., and
                                                    AmeriSource Health Corp.; and Trustee of
                                                    Vanderbilt University.
-----------------------------------------------------------------------------------------------------------------------
Raymond J. Klapinsky         Secretary              Managing Director of The Vanguard Group, Inc.;          0
                                                    Secretary of The Vanguard Group, Inc. and of
                                                    each of the investment companies in The
                                                    Vanguard Group.
-----------------------------------------------------------------------------------------------------------------------
Thomas J. Higgins            Treasurer              Principal of The Vanguard Group, Inc.;                  0
                                                    Treasurer of each of the investment companies
                                                    in The Vanguard Group.
-----------------------------------------------------------------------------------------------------------------------


          (2)  Employees of the Trust
               The Trust does not have any employees.

     (I)  Description of Business and Outline of Operation
               The Trust may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Trust has retained The Vanguard Group, Inc., as Investment Management Company and Transfer and Dividend-Paying Agent, and The Chase Manhattan Bank, as Custodian, to hold the assets of the Fund in custody.

     (J)  Miscellaneous
          (1)  Changes of Trustees and Officers
               Trustees may be removed by, among other things, a vote of two-thirds of the outstanding Shares of each series. In the event of vacancy, the remaining Trustees may fill such vacancy by appointing such other person as they in their discretion shall see fit. The Trustees may add to their number as they consider appropriate, provided, however, that the number of Trustees shall in no event be more than 15. The Trustees may elect and remove officers as they consider appropriate.

          (2)  Amendment to the Agreement and Declaration of Trust
               Generally, approval of Shareholders is required to amend the Agreement and Declaration of Trust, except for certain matters such as change of name, designation of a series, any change which does not adversely affect the economic value or legal rights of a Shareholder, or changes deemed advisable by the Trustees to conform the Agreement and Declaration of Trust to the requirements of applicable laws.

          (3)  Litigation and Other Significant Events
               Nothing which has or which would have a material adverse effect on the Trust has occurred which has not been disclosed. The fiscal year end of the Fund is December 31.

III. OUTLINE OF THE OTHER RELATED COMPANIES
     (A) The Vanguard Group, Inc. (the "Investment Manager" and the "Transfer and Dividend-Paying Agent")
          (1)  Amount of Capital as of the end of April, 2001
               US$ 100,025,410 (\12,358,139,406)

          (2)  Description of Business
               The Vanguard Group, Inc. was established in 1974 under the laws of Pennsylvania and is registered as an investment adviser under the Investment Advisers Act of 1940. The Vanguard Group, Inc. was established and operates under an Amended and Restated Funds' Service Agreement which was approved by the Shareholders of the Fund and other members of The Vanguard Group of Investment Companies (separately, the "Vanguard Funds"). The Amended and Restated Funds' Service Agreement provides that each Vanguard Fund may be called upon to invest up to 0.40% of its current net assets in The Vanguard Group, Inc. as contributions to Vanguard's capitalization, and that there is no limit on the U.S. Dollar amount that each Vanguard Fund may contribute to Vanguard's capitalization. The amounts which each of the Vanguard Funds has invested are adjusted from time to time in order to maintain the proportionate relationship between each Vanguard Fund's relative net assets and its contribution to Vanguard's capital. At December 31, 2000, the Fund had contributed capital of U.S.$4,352 to The Vanguard Group, Inc. representing 0.02% of the Fund's net assets, and 4.4% of Vanguard's capitalization.

          (3)  Outline of Business Relationship with the Fund
               The Vanguard Group, Inc. acts as investment manager and transfer and dividend-paying agent to the Fund.

     (B)  The Chase Manhattan Bank (the "Custodian")
          (1)  Amount of Capital as of the end of April, 2001
               US $714 billion (approximately \88,215 trillion)

          (2)  Description of Business
               The Chase Manhattan Bank engages in business as a financial institution.

          (3)  Outline of Business Relationship with the Fund
               The Chase Manhattan Bank acts as custodian and renders custody services to the Fund.

     (C)  Monex, Inc. (the "Agent Company" and the "Distributor in Japan")
          (1)  Amount of Capital:
               \6,101,264,347 as of the end of April, 2001.

          (2)  Description of Business:
               Monex, Inc. engages in business as a securities company in Japan.

          (3)  Outline of Business Relationship with the Fund:
               Monex, Inc. acts as the Agent Company and the Distributor in Japan.

     (D)  Capital Relationships
               The Fund contributed to 4.4% of capitalization of The Vanguard Group, Inc.'s as of December 31, 2000.

     (E)  Interlocking Directors

--------------------------------------------------------------------------------
                                Trust                   Investment Manager
--------------------------------------------------------------------------------
John J. Brennan                Chairman                 Chairman, President and
                          Chief Executive Officer       Chief Executive Officer
                               Trustee
--------------------------------------------------------------------------------
JoAnn Heffernan Heisen         Trustee                  Director
--------------------------------------------------------------------------------
Burton G. Malkiel              Trustee                  Director
--------------------------------------------------------------------------------
Alfred M. Rankin, Jr.          Trustee                  Director
--------------------------------------------------------------------------------
James O. Welch, Jr.            Trustee                  Director
--------------------------------------------------------------------------------
J. Lawrence Wilson             Trustee                  Director
--------------------------------------------------------------------------------


IV.  FINANCIAL CONDITIONS OF THE FUND
     1.   FINANCIAL STATEMENTS
          a. The following financial statements in the Japanese language of the Fund for the recent two years are the translations into the Japanese language of its original audited financial statements prepared by the Fund (except for the converted Japanese Yen amount). These translations are incorporated into this document by application of the proviso of the Article 127-5 of the "Regulations

               Concerning the Terms, Forms and Methods of Preparation of Financial Statements, Etc. (Ministry of Finance Ordinance No. 59 of 1963)" in accordance with the "Ministerial Ordinance re:
               Disclosure of Information, Etc. of the Specified Securities (Ministry of Finance Ordinance No. 22 of 1993)."

               The above original financial statements of the Fund are audited by PricewaterhouseCoopers LLP who are the auditors in the Fund's home country. Its audit reports are obtained as shown on the following pages.

          b. The original financial statements of the Fund are expressed in U.S. Dollars. The Japanese translations of the financial statements contain certain Japanese Yen amounts converted. Such conversion is made at the rate which is the mean of T.T. selling and buying exchange rates vis-a-vis customers quoted by The Bank of Tokyo-Mitsubishi, Ltd. on April 27,, 2000 (US$1=(Y)123.55). The Yen amounts are rounded in thousands.

     2.   CONDITION OF THE FUND- VANGUARD TOTAL STOCK MARKET INDEX FUND

          (a)  Statement of Net Assets (As of the end of April, 2001)

                    - VANGUARD TOTAL STOCK MARKET INDEX FUND
                         (Including All Share Classes)

--------------------------------------------------------------------------------
                                                  (As of the end of April, 2001)
--------------------------------------------------------------------------------
                                 US$                           JPY
                                                 (in thousands except column e.)
--------------------------------------------------------------------------------
a. Total Assets            24,335,824,644               3,006,691,135
--------------------------------------------------------------------------------
b. Total Liabilities          302,833,517                  37,415,081
--------------------------------------------------------------------------------
c. Total Net Assets       *24,032,991,127               2,969,276,054
        (a-b)
--------------------------------------------------------------------------------
d. Total Number of
   Shares Outstanding       **867,791,369
--------------------------------------------------------------------------------
e. Net Asset Value
   per Share (c/d)               ***27.69                       3,422
--------------------------------------------------------------------------------
*    Total Net Assets for Investor Shares = $16,073,975,083
**   Total Number of Shares Outstanding for Investor Shares = 580,427,488.3480
***  Net Asset Value per Share for Investor Shares = $27.69

          (b) Names of Major Portfolio Equity Shares - Vanguard Total Stock Market Index Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                            Shares         Acquisition Cost             Current Value    Investment
                             Name of                       as of                          $$         Market         $$       Ratio
No.  Name of Issue           Country  Business         April 30, 2001     Cost       per Share       Value       per Share     (%)
------------------------------------------------------------------------------------------------------------------------------------
 1   GENERAL ELECTRIC CO.     U.S.    Conglomerates       17,383,476 $537,936,417.19    $30.95   $843,620,090.28   $48.53    3.51%
       CUSIP 369604103
 2   MICROSOFT CORP.          U.S.    Software &
       CUSIP 549181104                 Programming         9,374,959 $526,716,124.70    $56.18   $635,153,472.25   $67.75    2.64%
 3   EXXON MOBIL CORP         U.S.    Oil and Gas          6,106,645 $397,734,898.52    $65.13   $541,048,747.00   $88.80    2.25%
       CUSIP 30231G102                 Integrated
 4   PFIZER, INC.             U.S.    Major Drugs         11,070,550 $301,782,774.26    $27.26   $479,354,815.00   $43.30    1.99%
       CUSIP 717081103
 5   CITIGROUP, INC.          U.S.    Money Center Banks   8,828,284 $271,525,943.34    $30.76   $433,910,158.60   $49.15    1.81%
       CUSIP 172967101
 6   WAL-MART STORES, INC.    U.S.    Retail               7,845,289 $273,723,420.24    $34.89   $405,915,252.86   $51.74    1.69%
       CUSIP 931142103                 (Department and Discount)
 7   AOL TIME WARNER, INC.    U.S.    Technology           7,603,143 $265,762,983.22    $34.95   $383,958,721.50   $50.50    1.60%
       CUSIP 00184A105                 Computer Services
 8   INTEL CORP.              U.S.    Technology-         11,831,426 $311,594,903.79    $26.34   $365,709,377.66   $30.91    1.52%
       CUSIP 458140100                  Semiconductors
 9   INTERNATIONAL BUSINESS   U.S.    Computer Hardware    3,086,205 $218,412,033.16    $70.77   $355,345,643.70  $115.14    1.48%
      MACHINES CORP.
       CUSIP 459200101
10   AMERICAL INTERNATIONAL   U.S.    Insurance            4,092,899 $207,763,066.52    $50.76   $334,799,138.20   $81.80    1.39%
       GROUP, INC.                      (Property and Cas.)
         CUSIP 026874107
11   MERCK & CO, INC.         U.S.    Major Drugs          4,056,843 $237,645,401.57    $58.58   $308,198,362.71   $75.97    1.28%
      CUSIP 589331107
12   VERIZON COMMUNICATIONS   U.S.    Communication        4,753,164 $222,507,090.93    $46.81   $261,756,741.48   $55.07    1.09%
      CUSIP 92343V104                   Services
13   SBC COMMUNICATIONS INC.  U.S.    Communication        5,951,453 $230,384,341.78    $38.71   $245,497,436.25   $41.25    1.02%
       CUSIP 78387G103                  Services
14   JOHNSON & JOHNSON        U.S.    Major Drugs          2,443,583 $179,423,732.34    $73.43   $235,756,887.84   $96.48    0.98%
       CUSIP 478160104
15   CISCO SYSTEMS, INC.      U.S.    Computer Networks   12,788,559 $341,735,266.53    $26.72   $217,149,731.82   $16.98    0.90%
       CUSIP 17275R102
16   THE COCA-COLA CO.        U.S.    Beverages            4,375,104 $242,252,270.25    $55.37   $202,086,053.76   $46.19    0.84%
       CUSIP 191216100
17   PHILLIP MORRIS COS, INC. U.S.    Tobacco              3,909,191 $139,868,935.38    $35.78   $195,889,561.01   $50.11    0.82%
       CUSIP 718154107
18   BRISTOL-MYERS SQUIBB CO. U.S.    Major Drugs          3,436,339 $170,814,909.84    $49.71   $192,434,984.00   $56.00    0.80%
       CUSIP 110122108
19   HOME DEPOT, INC.         U.S.    Retail:              4,074,022 $135,354,616.22    $33.22   $191,886,436.20   $47.10    0.80%
       CUSIP 437076102                 home improvement
20   BERKSHIRE HATHAWAY INC.  U.S.    Insurance                2,632 $139,813,615.96  $53,120.67 $178,976,000.00 $68,000.00  0.74%
      CLASS A                          (Property and Cas.)
       CUSIP 084670108
21   ELI LILLY & CO.          U.S.    Major Drugs          1,981,717 $122,484,712.62    $61.81   $168,445,945.00   $85.00    0.70%
       CUSIP 532457108
22   J. P. MORGAN CHASE & CO. U.S.    Money Center Banks   3,345,805 $126,014,164.54    $37.66   $160,531,723.90   $47.98    0.67%
       CUSIP 46625H100
23   BANK OF AMERICA CORP.    U.S.    Money Center Banks   2,861,942 $147,955,995.66    $51.70   $160,268,752.00   $56.00    0.67%
       CUSIP 060505104
24   VIACOM INC. CLASS B      U.S.    Motion Pictures      3,056,274 $106,440,468.51    $34.83   $159,109,624.44   $52.06    0.66%
      CUSIP 925524308
25   ORACLE CORP.             U.S.    Software/Programming 9,818,116 $104,355,408.25    $10.63   $158,660,754.56   $16.16    0.66%
       CUSIP 68389X105
26   EMC CORP.                U.S.    Computer storage     3,848,852 $105,454,169.12    $27.40   $152,414,539.20   $39.60    0.63%
       CUSIP 268648102                 disks
27   AT&T CORP.               U.S.    Communication        6,598,818 $229,859,125.07    $34.83   $147,021,665.04   $22.28    0.61%
       CUSIP 001957109                  Services
28   FANNIE MAE               U.S.    Consumer Financial   1,772,213  $97,844,481.41    $55.21   $142,237,815.38   $80.26    0.59%
       CUSIP 313586109                 Services
29   WELLS FARGO CO.          U.S.    Money Center Banks   3,004,683 $104,620,778.19    $34.82   $141,129,960.51   $46.97    0.59%
      CUSIP 949746101
30   BELLSOUTH CORP           U.S. Communication Services  3,292,633 $111,660,138.51    $33.91   $138,158,880.68   $41.96    0.57%
      CUSIP 079860102
------------------------------------------------------------------------------------------------------------------------------------

VI   SUMMARY OF INFORMATION CONCERNING FOREIGN INVESTMENT FUND SECURITIES

     1.   Transfer of the Shares
               The transfer agent for the Shares is The Vanguard Group, Inc., whose address is 100 Vanguard Boulevard, Malvern, Pennsylvania 19355.

               The Japanese investors who entrust the custody of their Shares to a Sales Handling Company shall have their Shares transferred under the responsibility of such company, and the other investors shall make their own arrangements.

               No fee is chargeable for the transfer of Shares.

     2.   The Closing Period of the Shareholders' Book
               No provision is made.

     3. There are no annual Shareholders' meetings. Special Shareholders' meetings may be held from time to time as required by the Agreement and Declaration of Trust and the 1940 Act.

     4.   No special privilege is granted to Shareholders.
               The acquisition of Shares by any person may be restricted.

VII. REFERENCE INFORMATION
               The following documents were filed with the Director of Kanto Local Finance Bureau in connection with the Fund.

               February 9, 2001: Securities Registration Statement

[Translation]
                                             Total Stock Market Index Fund Final





                                  AMENDMENT TO
                        SECURITIES REGISTRATION STATEMENT











                              VANGUARD INDEX FUNDS

                    - VANGAURD TOTAL STOCK MARKET INDEX FUND

                 AMENDMENT TO SECURITIES REGISTRATION STATEMENT

To: Director of Kanto Local Finance Bureau
                                          Filing Date :     June 14, 2001

Name of the Registrant Trust:             VANGAURD TOTAL STOCK MARKET INDEX FUND

Name of Trustees:                         John J. Brennan,
                                          Trustee

Address of Principal Office:              100 Vanguard Boulevard,
                                          Malvern, Pennsylvania 19355
                                          U.S.A.

Name and Title of Registration Agent:     Ken Miura
                                          Attorney-at-Law
                                          Signature [Ken Miura]
                                          -----------------------------------
                                                   (Seal)

Address or Place of Business              Kasumigaseki Building, 25th Floor
                                          2-5, Kasumigaseki 3-chome
                                          Chiyoda-ku, Tokyo

Name of Liaison Contact:                  Akihito Miyake

Place of Liaison Contact:                 Hamada & Matsumoto
                                          Kasumigaseki Building, 25th Floor
                                          2-5, Kasumigaseki 3-chome
                                          Chiyoda-ku, Tokyo

Phone Number:                             03-3580-3377


               Places where a copy of this Securities Registration
                  Statement is available for Public Inspection

                                 Not applicable.

(Total number of pages of this Securities Registration Statement in Japanese is [ ] including front and back pages.)

I.   REASON FOR FILING THIS AMENDMENT TO SECURITIES REGISTRATION STATEMENT:
     This statement purports to amend and update the relevant information of the Securities Registration Statement ("Original SRS") filed on February 9, 2001 due to the fact that the aforementioned Annual Securities Report was filed today. The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II.  CONTENTS OF THE AMENDMENTS (the page numbers refer to in the Original SRS)

     Part II. INFORMATION CONCERNING ISSUER (page 3 of the Original SRS) The following matters in the original Japanese SRS are amended to have the same contents as those provided in the following items of the aforementioned Annual Securities Report:

Before amendment                                     After amendment
[Original SRS]                         [Aforementioned Annual Securities Report]

  I.   DESCRIPTION OF THE FUND            I.   DESCRIPTION  OF  THE  FUND  (the
                                               aforementioned Japanese Annual
                                               Securities  Report,  from page 1
                                               to page 14)

 II.   OUTLINE OF THE FUND                II.   OUTLINE  OF THE  TRUST
                                             (Ditto,  from page 15 to page 29)

III.   OUTLINE OF THE OTHER               III.   OUTLINE OF THE OTHER
       RELATED COMPANIES                         RELATED COMPANIES
                                             (Ditto,  from page 30 to page 31)

 IV.   FINANCIAL CONDITIONS OF            IV.   FINANCIAL CONDITIONS OF
       THE FUND                                 THE FUND
                                             (Ditto, from page 32 to page 93)

  V.   SUMMARY OF INFORMATION             VI.   SUMMARY OF INFORMATION
       CONCERNING FOREIGN                       CONCERNING FOREIGN
       INVESTMENT FUND SECURITIES               INVESTMENT @FUND SECURITIES
                                             (Ditto, page 132)


Note 1: The Yen exchange rate for U.S. dollar (hereinafter referred to as "Dollar" or "$") is the actual middle rate of the telegraphic transfer selling and buying rates at The Bank of Tokyo-Mitsubishi, Ltd. on April 27, 2001 ($1 =123.55 ).

Note 2: In this document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the "total column" is not equal to the aggregate amount. Also, translation into yen is made simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this document, there are cases in which Japanese yen figures for the same information differ from each other.

     Section VI. Miscellaneous (Ditto, page 332) in the original SRS is amended as follows:

1. The following documents were filed with the Director of Kanto Local Finance Bureau in connection with the Fund.

               February 9, 2001: Securities Registration Statement

2.   The ornamental design is used in cover page of the Japanese Prospectus.